UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 10.8%
Cameron International Corp. (a)	57,688	$3,906,055
Halliburton Co.	118,700	8,428,887
Schlumberger Ltd.	103,941	12,259,841

		24,594,783
Oil, Gas & Consumable Fuels — 86.7%
Anadarko Petroleum Corp.	102,500	11,220,675
BG Group PLC	228,725	4,826,388
Cairn Energy PLC (a)	509,200	1,742,282
Canadian Natural Resources Ltd.	128,500	5,904,461
Canadian Oil Sands Ltd.	81,704	1,851,462
Caracal Energy, Inc. (a)(b)	282,000	2,644,715
Chevron Corp.	178,598	23,315,969
Cimarex Energy Co.	41,000	5,881,860
ConocoPhillips	159,700	13,691,081
CONSOL Energy, Inc.	62,530	2,880,757
Devon Energy Corp.	81,000	6,431,400
Enbridge, Inc.	62,500	2,965,536
Encana Corp.	233,500	5,531,962
EOG Resources, Inc.	80,040	9,353,474
Exxon Mobil Corp.	205,700	20,709,876
Imperial Oil Ltd.	54,000	2,845,621
Kosmos Energy Ltd. (a)	225,314	2,530,276
Murphy Oil Corp.	33,500	2,227,080
Noble Energy, Inc.	100,900	7,815,714
Oil Search Ltd.	517,287	4,719,978
Phillips 66	55,200	4,439,736
Pioneer Natural Resources Co.	28,100	6,457,661

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	35,700	$3,104,115
Royal Dutch Shell PLC — ADR	258,300	21,276,171
Southwestern Energy Co. (a)	67,400	3,066,026
Statoil ASA	150,512	4,626,567
Total SA	144,500	10,454,533
TransCanada Corp.	114,900	5,484,145

		197,999,521
Total Long-Term Investments (Cost — $164,773,087) — 97.5%		222,594,304

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	5,900,090	5,900,090

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (c)(d)(e)	$2,702	2,702,462
Total Short-Term Securities (Cost — $8,602,552) — 3.8%		8,602,552
Total Investments (Cost — $173,375,639*) — 101.3%		231,196,856
Liabilities in Excess of Other Assets — (1.3)%		(2,965,570)

Net Assets — 100.0%		$228,231,286

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$174,764,498

Gross unrealized appreciation	$56,881,806
Gross unrealized depreciation	(449,448)

Net unrealized appreciation	$56,432,358

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,884,032	(983,942)	5,900,090	$1,558
BlackRock Liquidity Series, LLC, Money Market Series	$4,708,251	$(2,005,789)	$2,702,462	$12,506

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts	ZAR	South African Rand
GDR	Global Depositary Receipts	USD	U.S. Dollar

BLACKROCK FUNDS	JUNE 30, 2014	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$24,594,783	—	—	$24,594,783
Oil, Gas & Consumable Fuels	171,629,773	$26,369,748	—	197,999,521
Short-Term Securities	5,900,090	2,702,462	—	8,602,552
Total	$202,124,646	$29,072,210	—	$231,196,856

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$11,541	—	—	$11,541
Liabilities:
Collateral on securities loaned at value	—	$(2,702,462)	—	(2,702,462)
Total	$11,541	(2,702,462)	—	$(2,690,921)

There were no transfers between levels during the period ended June 30, 2014.

2	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 14.3%
Ambev SA — ADR (a)	12,729	$89,612
BB Seguridade Participacoes SA	7,311	106,811
CCR SA	19,410	158,565
Itau Unibanco Holding SA — ADR	11,698	168,217
Kroton Educacional SA	2,700	75,874
Marcopolo SA, Preference	25,267	49,173
Vale SA — ADR	3,731	49,361
Vale SA, Preference — ADR	2,509	29,857

		727,470
Cambodia — 1.2%
NagaCorp Ltd.	72,000	63,452
Chile — 2.0%
Banco de Chile — ADR	936	74,983
Cia Cervecerias Unidas SA — ADR	1,173	27,472

		102,455
China — 12.6%
Beijing Capital International Airport Co. Ltd., H Shares	66,000	45,374
China Hongqiao Group Ltd.	134,000	96,340
China Merchants Holdings International Co. Ltd.	18,432	57,554
China Petroleum & Chemical Corp., H Shares	149,000	141,661
Great Wall Motor Co. Ltd., H Shares	5,000	18,593
Hengan International Group Co. Ltd.	10,500	110,571
Jiangsu Expressway Co. Ltd., H Shares	66,000	78,105
Want Want China Holdings Ltd.	52,000	74,858
Yashili International Holdings Ltd.	51,000	18,466

		641,522
Cyprus — 0.5%
Globaltrans Investment PLC — GDR	2,287	26,186
Czech Republic — 0.9%
Komercni Banka AS	201	46,227
Hong Kong — 2.4%
Sands China Ltd.	16,400	123,782
India — 1.6%
Infosys Ltd. — ADR	1,531	82,322
Indonesia — 2.7%
Bank Central Asia Tbk PT	62,801	58,319
Bank Mandiri Persero Tbk PT	27,007	22,120
Media Nusantara Citra Tbk PT	114,180	26,581
Semen Indonesia Persero Tbk PT	25,722	32,787

		139,807
Kazakhstan — 0.5%
KCell JSC — GDR	1,523	22,921
Malaysia — 1.3%
DiGi.Com Bhd	37,000	66,023
Mexico — 9.1%
Bolsa Mexicana de Valores SAB de CV	29,422	62,343
Fibra Uno Administracion SA de CV	13,858	48,591
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,853	87,044
Grupo Aeroportuario del Sureste SAB de CV — ADR	397	50,427

Common Stocks	Shares	Value
Mexico (concluded)
Kimberly-Clark de Mexico SAB de CV, Class A	48,235	$135,371
Mexico Real Estate Management SA de CV	37,406	77,531

		461,307
Peru — 1.4%
Credicorp Ltd.	447	69,495
Philippines — 4.8%
Alliance Global Group, Inc.	76,700	51,105
Philippine Long Distance Telephone Co.	335	22,795
Philippine Long Distance Telephone Co. — ADR	1,697	114,344
Robinsons Land Corp.	101,700	54,995

		243,239
Poland — 3.1%
Powszechny Zaklad Ubezpieczen SA	1,084	158,382
Portugal — 0.8%
Jeronimo Martins SGPS SA	2,519	41,416
Russia — 6.9%
Lukoil OAO — ADR	3,285	196,147
Magnit OJSC — GDR	950	56,050
MMC Norilsk Nickel OJSC — ADR	4,911	97,778

		349,975
South Africa — 6.8%
FirstRand Ltd.	20,073	76,898
Life Healthcare Group Holdings Ltd.	15,815	61,704
Mr. Price Group Ltd.	4,182	71,104
Sanlam Ltd.	13,278	77,093
Sasol Ltd.	1,018	60,473

		347,272
South Korea — 4.9%
Grand Korea Leisure Co. Ltd.	1,785	73,384
Hyundai Motor Co., Preference	384	57,505
SK Telecom Co. Ltd.	351	82,048
SK Telecom Co. Ltd. — ADR	1,451	37,639

		250,576
Taiwan — 10.3%
Cleanaway Co. Ltd.	5,000	30,220
Delta Electronics, Inc.	11,000	80,115
Far EasTone Telecommunications Co. Ltd.	43,000	97,952
Quanta Computer, Inc.	12,000	35,061
Taiwan Cement Corp.	27,000	40,901
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	16,926
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	8,791	188,039
Tripod Technology Corp.	17,000	32,797

		522,011
Thailand — 5.0%
Advanced Info Service PCL — NVDR	3,600	24,405
Bangkok Expressway PCL — NVDR	20,500	23,686
BEC World PCL — NVDR	57,800	86,790
Kasikornbank PCL — NVDR	14,400	90,507
Siam City Cement PCL — NVDR	2,000	27,724

		253,112

BLACKROCK FUNDS	JUNE 30, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Turkey — 2.1%
BIM Birlesik Magazalar AS	2,299	$52,745
Turk Traktor ve Ziraat Makineleri AS	914	29,768
Turkiye Halk Bankasi AS	2,971	22,305

		104,818
United Arab Emirates — 1.1%
Dragon Oil PLC	5,396	56,577
Total Common Stocks — 96.3%		4,900,347

Participation Notes (a)
Qatar — 0.4%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17 (a)	462	21,941
South Korea — 0.9%
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/15/23	1,630	46,477
Total Participation Notes — 1.3%		68,418
Total Long-Term Investments (Cost — $4,580,426) — 97.6%		4,968,765

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	168,473	$168,473
Total Short-Term Securities (Cost — $168,473) — 3.3%		168,473
Total Investments (Cost — $4,748,899*) — 100.9%		5,137,238
Liabilities in Excess of Other Assets — (0.9)%		(47,415)

Net Assets — 100.0%		$5,089,823

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,767,559

Gross unrealized appreciation	$491,313
Gross unrealized depreciation	(121,634)

Net unrealized appreciation	$369,679

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	68,511	99,962	168,473	$41

(c)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,603	ZAR	1,008,922	BNP Paribas S.A.	8/01/14	$282
USD	151,703	ZAR	1,631,460	Goldman Sachs International	8/01/14	(817)
Total						$(535)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$727,470	—	—	$727,470
Cambodia	—	$63,452	—	63,452
Chile	102,455	—	—	102,455
China	—	641,522	—	641,522
Cyprus	26,186	—	—	26,186
Czech Republic	—	46,227	—	46,227
Hong Kong	—	123,782	—	123,782
India	82,322	—	—	82,322
Indonesia	—	139,807	—	139,807
Kazakhstan	22,921	—	—	22,921
Malaysia	—	66,023	—	66,023
Mexico	461,307	—	—	461,307
Peru	69,495	—	—	69,495
Philippines	114,344	128,895	—	243,239
Poland	—	158,382	—	158,382
Portugal	—	41,416	—	41,416
Russia	349,975	—	—	349,975
South Africa	—	347,272	—	347,272
South Korea	37,639	212,937	—	250,576
Taiwan	188,039	333,972	—	522,011
Thailand	—	253,112	—	253,112
Turkey	—	104,818	—	104,818
United Arab Emirates	—	56,577	—	56,577
Participation Notes:
Qatar	—	21,941	—	21,941
South Korea	—	46,477	—	46,477
Short-Term Securities	168,473	—	—	168,473
Total	$2,350,626	$2,786,612	—	$5,137,238

BLACKROCK FUNDS	JUNE 30, 2014	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$282	—	$282
Liabilities:
Forward foreign currency exchange contracts	—	(817)	—	(817)
Total	—	$(535)	—	$(535)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,378	—	—	$14,378
Foreign currency at value	14,694	—	—	14,694
Total	$29,072	—	—	$29,072

There were no transfers between levels during the period ended June 30, 2014.

6	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.0%
Republic Resources, Inc. (Acquired 7/18/97 to 2/24/99, cost $779,869) (a)(b)	28,750	—
Energy Equipment & Services — 11.7%
Cameron International Corp. (b)	330,000	$22,344,300
Helmerich & Payne, Inc.	240,000	27,866,400
Poseidon Concepts Corp. (b)	35,081	74
Superior Energy Services, Inc.	738,257	26,680,608

		76,891,382
Oil, Gas & Consumable Fuels — 84.9%
AltaGas Ltd.	506,500	23,296,959
Bellatrix Exploration Ltd. (b)	862,632	7,486,034
Cabot Oil & Gas Corp.	429,400	14,659,716
Cairn Energy PLC (b)	3,247,000	11,109,956
Canadian Oil Sands Ltd.	900,000	20,394,546
Caracal Energy, Inc. (b)	1,173,200	11,002,765
Carrizo Oil & Gas, Inc. (b)	301,500	20,881,890
Cimarex Energy Co.	235,010	33,714,535
CONSOL Energy, Inc.	592,100	27,278,047
Crocotta Energy, Inc. (b)	2,268,300	9,927,333
Denbury Resources, Inc.	887,338	16,380,259
Encana Corp.	727,500	17,235,556
EnQuest PLC (b)	5,414,000	13,082,845
EOG Resources, Inc.	209,800	24,517,228
EQT Corp.	171,744	18,359,434
Genel Energy PLC (b)	309,000	5,361,508
Gulfport Energy Corp. (b)	174,135	10,935,678
Ithaca Energy, Inc. (b)	5,071,000	13,211,546
Kosmos Energy Ltd. (b)	1,761,588	19,782,633
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	843,752
Murphy Oil Corp.	246,300	16,374,024
Noble Energy, Inc.	272,000	21,069,120
Oil Search Ltd.	2,400,000	21,898,767
Painted Pony Petroleum Ltd. (b)	1,970,000	25,200,787
PDC Energy, Inc. (b)	144,600	9,131,490
Pioneer Natural Resources Co.	108,337	24,896,926

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	187,640	$16,315,298
Rosetta Resources, Inc. (b)	373,400	20,480,990
RSP Permian, Inc. (b)	317,842	10,310,794
SM Energy Co.	210,000	17,661,000
Southwestern Energy Co. (b)	447,700	20,365,873
Stone Energy Corp. (b)	419,138	19,611,467
Tourmaline Oil Corp. (b)	154,420	8,141,764
TransGlobe Energy Corp.	690,000	5,179,607

		556,100,127
Total Common Stocks — 96.6%		632,991,509

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 10/15/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price USD 8.50)	235,700	2
Total Warrants — 0.0%		2
Total Long-Term Investments (Cost — $414,214,839) — 96.6%		632,991,511

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	23,848,029	23,848,029
Total Short-Term Securities (Cost — $23,848,029) — 3.7%		23,848,029
Total Investments (Cost — $438,062,868*) — 100.3%		656,839,540
Liabilities in Excess of Other Assets — (0.3)%		(1,652,742)

Net Assets — 100.0%		$655,186,798

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$439,340,845

Gross unrealized appreciation	$222,886,755
Gross unrealized depreciation	(5,388,060)

Net unrealized appreciation	$217,498,695

(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $843,752 and an original cost of $2,060,869, which was 0.1% of its net assets.

(b)	Non-income producing security.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,345,070	9,502,959	23,848,029	$6,651

(e)	Represents the current yield as of report date.

BLACKROCK FUNDS	JUNE 30, 2014	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$76,891,382	—	—	$76,891,382
Oil, Gas & Consumable Fuels	517,729,896	$38,370,231	—	556,100,127
Warrants	2	—	—	2
Short-Term Securities	23,848,029	—	—	23,848,029
Total	$618,469,309	$38,370,231	—	$656,839,540

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, foreign currency at value of $32,351 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, securities with a value of $7,619,795 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of June 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2013 to June 30, 2014.

8	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 0.7%
Erste Group Bank AG	81,142	$2,623,554
Belgium — 1.5%
Anheuser-Busch InBev NV	45,218	5,195,565
Canada — 2.3%
Enbridge, Inc.	37,500	1,779,321
MEG Energy Corp. (a)	103,400	3,768,545
Suncor Energy, Inc.	56,700	2,417,740

		7,965,606
China — 1.5%
Baidu, Inc. — ADR (a)	10,200	1,905,462
Beijing Enterprises Water Group Ltd.	3,050,000	2,039,172
Ping An Insurance Group Co. of China Ltd., H Shares	178,000	1,378,081

		5,322,715
Denmark — 1.2%
ISS A/S (a)	32,400	1,157,387
Novo Nordisk A/S, Class B	64,400	2,972,251

		4,129,638
France — 3.6%
Schneider Electric SE	42,012	3,961,455
Société Générale SA	93,075	4,881,102
Vivendi SA	151,420	3,705,485

		12,548,042
Germany — 4.2%
Bayer AG, Registered Shares	18,300	2,581,640
Daimler AG, Registered Shares	42,800	3,998,145
Henkel AG & Co. KGaA	30,000	3,465,971
OSRAM Licht AG (a)	58,200	2,930,919
Telefonica Deutschland Holding AG	193,700	1,601,176

		14,577,851
Greece — 0.8%
Alpha Bank AE (a)	3,113,274	2,894,918
Hong Kong — 1.2%
AIA Group Ltd.	495,700	2,490,701
Melco Crown Entertainment Ltd. — ADR	43,100	1,539,101

		4,029,802
India — 0.6%
HDFC Bank Ltd.	142,197	1,991,165
Indonesia — 1.0%
Global Mediacom Tbk PT	10,106,400	1,812,671
Matahari Department Store Tbk PT	1,402,060	1,632,684

		3,445,355
Ireland — 5.2%
Actavis PLC (a)	8,200	1,829,010
Alkermes PLC (a)	50,400	2,536,632

Common Stocks	Shares	Value
Ireland (concluded)
Covidien PLC	60,100	$5,419,818
CRH PLC	122,900	3,150,608
Green REIT PLC (a)	3,157,268	5,317,595

		18,253,663
Italy — 1.5%
Assicurazioni Generali SpA	75,155	1,645,933
Banca Generali SpA	84,172	2,314,133
Moncler SpA	67,400	1,116,662

		5,076,728
Japan — 5.3%
Kenedix Realty Investment Corp.	345	1,878,104
Mitsubishi Estate Co. Ltd.	108,000	2,668,195
Nabtesco Corp.	105,800	2,341,461
Shinsei Bank Ltd.	1,572,000	3,540,712
SMC Corp.	6,900	1,848,936
SoftBank Corp.	47,700	3,554,746
Tokyo Tatemono Co. Ltd.	271,000	2,510,102

		18,342,256
Mexico — 0.5%
Cemex SAB de CV — ADR (a)	134,860	1,784,198
Netherlands — 0.5%
ING Groep NV — CVA (a)	120,000	1,683,899
New Zealand — 0.7%
Xero Ltd. (Acquired 10/15/13, cost $1,616,409) (a)(b)	106,300	2,297,966
Nigeria — 1.0%
Lekoil Ltd. (a)(c)	2,787,800	3,625,972
Norway — 0.3%
Statoil ASA	37,900	1,165,003
Panama — 0.7%
Copa Holdings SA, Class A	17,600	2,509,232
South Africa — 0.6%
Naspers Ltd., N Shares	19,000	2,237,116
South Korea — 1.8%
Hyundai Development Co. — Engineering & Construction	59,300	1,886,182
NAVER Corp.	2,200	1,812,722
Samsung Electronics Co. Ltd.	1,900	2,481,304

		6,180,208
Spain — 2.1%
NH Hotel Group SA (a)(c)	681,196	4,031,353
Sacyr SA (a)	539,600	3,418,287

		7,449,640
Sweden — 2.4%
Nordea Bank AB	239,519	3,376,727

Portfolio Abbreviations

ADR	American Depositary Receipts	GDR	Global Depositary Receipts	SCA	Svenska Cellulosa Aktiebolaget
AUD	Australian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	TRY	Turkish Lira
DKK	Danish Krone	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro	REIT	Real Estate Investment Trust	ZAR	South African Rand
GBP	British Pound

BLACKROCK FUNDS	JUNE 30, 2014	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Skanska AB, B Shares	80,700	$1,842,240
Svenska Cellulosa AB SCA, B Shares	122,618	3,193,450

		8,412,417
Switzerland — 4.3%
Adecco SA, Registered Shares	62,700	5,159,830
Novartis AG, Registered Shares	41,100	3,721,950
Roche Holding AG	11,440	3,408,627
UBS AG, Registered Shares	139,272	2,553,485

		14,843,892
Taiwan — 0.3%
Hermes Microvision, Inc. — GDR (d)	23,117	916,936
United Kingdom — 8.1%
Abengoa Yield PLC (a)	33,500	1,266,970
AO World PLC (a)	311,100	1,374,981
APR Energy PLC (c)	200,322	2,228,390
AstraZeneca PLC	55,000	4,091,850
Crest Nicholson Holdings PLC	639,286	3,772,348
Foxtons Group PLC	483,549	2,482,603
Kennedy Wilson Europe Real Estate PLC (a)	92,469	1,740,757
Metro Bank PLC (Acquired 1/15/14, cost $1,748,929) (a)(b)	82,275	1,845,950
Nomad Holdings Ltd. (a)	167,843	1,749,763
Perform Group PLC (a)	394,857	1,560,993
Polypipe Group PLC (a)	920,600	3,938,766
Poundland Group PLC (a)	116,200	627,296
Vodafone Group PLC — ADR	51,335	1,714,076

		28,394,743
United States — 43.1%
AbbVie, Inc.	58,300	3,290,452
Adobe Systems, Inc. (a)	29,650	2,145,474
Altria Group, Inc.	87,300	3,661,362
American Airlines Group, Inc. (a)	47,200	2,027,712
Apple Inc.	72,695	6,755,546
Aramark	91,100	2,357,668
Autodesk, Inc. (a)	42,700	2,407,426
BankUnited, Inc.	132,788	4,445,742
Biogen Idec, Inc. (a)	5,200	1,639,612
BioMarin Pharmaceutical, Inc. (a)	33,500	2,084,035
Bristol-Myers Squibb Co.	46,600	2,260,566
Cabot Oil & Gas Corp.	73,478	2,508,539
CBS Corp., Class B	40,900	2,541,526
Charles River Laboratories International, Inc. (a)	45,000	2,408,400
Citigroup, Inc.	109,468	5,155,943
Comcast Corp., Class A	86,500	4,643,320
Concho Resources Inc. (a)	29,400	4,248,300
Continental Building Products, Inc. (a)	56,953	877,076
Credicorp Ltd.	12,400	1,927,828
Crown Holdings, Inc. (a)	40,100	1,995,376
Eastman Chemical Co.	34,110	2,979,509
Eclipse Resources Corp. (a)	24,200	608,146
Facebook, Inc., Class A (a)	27,360	1,841,054
Flowserve Corp.	27,600	2,052,060
General Motors Co.	62,900	2,283,270
Google, Inc., Class A (a)	6,879	4,021,945
Google, Inc., Class C (a)	6,879	3,957,351
The Hain Celestial Group, Inc. (a)	35,556	3,155,239
Hertz Global Holdings, Inc. (a)	62,140	1,741,784
JPMorgan Chase & Co.	83,085	4,787,358
Kennedy-Wilson Holdings, Inc.	214,200	5,744,844
Las Vegas Sands Corp.	22,890	1,744,676
LendingClub Corp. (Acquired 5/07/14, cost $188,372) (a)(b)	9,260	188,372

Common Stocks	Shares	Value
United States (concluded)
Lowe’s Cos., Inc.	42,220	$2,026,138
Merck & Co., Inc.	45,300	2,620,605
Mondelez International, Inc., Class A	111,100	4,178,471
Oasis Petroleum, Inc. (a)	27,684	1,547,259
Pfizer, Inc.	107,300	3,184,664
Platform Specialty Products Corp. (a)	170,400	4,776,312
Public Service Enterprise Group, Inc.	67,800	2,765,562
Ralph Lauren Corp.	15,400	2,474,626
Roper Industries, Inc.	27,840	4,064,918
Samsonite International SA (c)	756,300	2,493,222
Schlumberger Ltd.	32,840	3,873,478
St. Jude Medical, Inc.	26,500	1,835,125
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(b)	135,840	1,691,208
SunPower Corp. (a)	38,638	1,583,385
Textron, Inc.	51,000	1,952,790
United Parcel Service, Inc., Class B	34,900	3,582,834
United Rentals, Inc. (a)	32,555	3,409,485
US Silica Holdings, Inc.	35,000	1,940,400
Varian Medical Systems, Inc. (a)	25,600	2,128,384
WisdomTree Investments, Inc. (a)	278,249	3,439,158

		150,055,535
Total Common Stocks — 97.0%		337,953,615

Preferred Stocks
India — 0.2%
Snapdeal.com (Acquired 5/07/14, cost $569,795) (a)(b)	81	568,990
United States — 2.4%
Hortonworks, Inc., Series D (Acquired 3/21/14, cost $3,133,876) (a)(b)	257,147	3,134,622
LendingClub Corp. (Acquired 4/15/14, cost $855,850) (a)(b)	42,072	855,850
New Relic, Inc. (Acquired 4/15/14, cost $2,154,165) (a)(b)	74,451	2,154,165
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(b)	153,710	942,242
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(b)	18,958	1,176,386

		8,263,265
Total Preferred Stocks — 2.6%		8,832,255

Warrants (e)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	167,843	76,159
Total Warrants — 0.0%		76,159
Total Long-Term Investments (Cost — $290,871,281) — 99.6%		346,862,029

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	1,487,622	1,487,622

2	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (f)(g)(h)	$1,378	$1,378,223
Total Short-Term Securities (Cost — $2,865,845) — 0.8%		2,865,845

Value
Total Investments (Cost $293,737,126*) — 100.4%	$349,727,874
Liabilities in Excess of Other Assets — (0.4)%	(1,287,144)

Net Assets — 100.0%	$348,440,730

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$294,359,161

Gross unrealized appreciation	$61,582,531
Gross unrealized depreciation	(6,213,818)

Net unrealized appreciation	$55,368,713

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $14,855,751 and an original cost of $14,707,232, which was 4.3% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	60,217	1,427,405	1,487,622	$298
BlackRock Liquidity Series, LLC, Money Market Series	$3,939,993	$(2,561,770)	$1,378,223	$127,868

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,635,000	USD	5,226,288	BNP Paribas S.A.	7/23/14	$77,380
CAD	3,700,000	USD	3,360,209	Barclays Bank PLC	7/23/14	105,116
CAD	24,341	USD	22,346	The Bank of New York Mellon	7/23/14	451
CHF	1,470,516	USD	1,671,312	Barclays Bank PLC	7/23/14	(12,755)
CHF	213,517	USD	241,961	BNP Paribas S.A.	7/23/14	(1,141)
CHF	34,968	USD	39,304	The Bank of New York Mellon	7/23/14	136
EUR	1,317,000	USD	1,822,309	BNP Paribas S.A.	7/23/14	(18,782)
EUR	85,000	USD	116,381	Citibank N.A.	7/23/14	20
EUR	256,000	USD	350,355	Citibank N.A.	7/23/14	217
EUR	537,000	USD	736,537	Citibank N.A.	7/23/14	(1,158)
EUR	674,000	USD	930,872	Citibank N.A.	7/23/14	(7,882)
EUR	683,000	USD	931,541	Citibank N.A.	7/23/14	3,774
EUR	1,254,333	USD	1,732,568	Citibank N.A.	7/23/14	(14,858)
EUR	1,288,000	USD	1,778,392	Citibank N.A.	7/23/14	(14,578)
EUR	1,443,000	USD	1,993,025	Citibank N.A.	7/23/14	(16,951)

BLACKROCK FUNDS	JUNE 30, 2014	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	45,081	USD	61,831	The Bank of New York Mellon	7/23/14	$(96)
EUR	79,000	USD	107,555	The Bank of New York Mellon	7/23/14	629
EUR	84,811	USD	116,319	The Bank of New York Mellon	7/23/14	(178)
GBP	1,830,000	USD	3,073,641	Bank of America N.A.	7/23/14	57,609
GBP	274,731	USD	461,188	Citibank N.A.	7/23/14	8,894
GBP	349,000	USD	586,819	Citibank N.A.	7/23/14	10,342
GBP	282,000	USD	475,627	The Bank of New York Mellon	7/23/14	6,893
HKD	4,035,000	USD	520,474	Citibank N.A.	7/23/14	(38)
HKD	8,983,000	USD	1,158,928	Royal Bank of Scotland PLC	7/23/14	(298)
HKD	19,588,000	USD	2,527,321	The Bank of New York Mellon	7/23/14	(854)
JPY	785,839,000	USD	7,669,038	Citibank N.A.	7/23/14	89,583
SEK	1,111,000	USD	168,553	Citibank N.A.	7/23/14	(2,324)
SEK	2,303,000	USD	345,819	Toronto-Dominion Bank	7/23/14	(1,241)
SGD	2,518,000	USD	2,010,269	Citibank N.A.	7/23/14	9,146
USD	1,719,869	CAD	1,892,000	Citibank N.A.	7/23/14	(52,130)
USD	2,196,935	CAD	2,388,000	Toronto-Dominion Bank	7/23/14	(39,605)
USD	2,090,556	CHF	1,844,855	Bank of America N.A.	7/23/14	9,791
USD	1,461,251	CHF	1,292,436	BNP Paribas S.A.	7/23/14	3,546
USD	566,357	CHF	506,912	Toronto-Dominion Bank	7/23/14	(5,376)
USD	608,530	CHF	535,348	UBS AG	7/23/14	4,725
USD	2,174,741	DKK	11,760,099	JPMorgan Chase Bank N.A.	7/23/14	14,591
USD	1,359,475	EUR	999,000	Barclays Bank PLC	7/23/14	(8,577)
USD	25,585,948	EUR	18,499,000	BNP Paribas S.A.	7/23/14	253,028
USD	124,428	EUR	90,000	Citibank N.A.	7/23/14	1,180
USD	176,927	EUR	128,000	Citibank N.A.	7/23/14	1,642
USD	678,049	EUR	490,343	Citibank N.A.	7/23/14	6,563
USD	1,294,387	EUR	936,498	Citibank N.A.	7/23/14	11,927
USD	510,782	EUR	377,000	Goldman Sachs Bank USA	7/23/14	(5,489)
USD	2,051,467	GBP	1,220,000	Deutsche Bank AG	7/23/14	(36,033)
USD	7,060,265	GBP	4,204,000	JPMorgan Chase Bank N.A.	7/23/14	(133,053)
USD	912,403	GBP	542,000	Toronto-Dominion Bank	7/23/14	(14,994)
USD	54,654	HKD	423,668	Citibank N.A.	7/23/14	9
USD	165,249	HKD	1,281,000	Citibank N.A.	7/23/14	25
USD	245,722	HKD	1,904,837	Citibank N.A.	7/23/14	36
USD	165,903	HKD	1,286,000	UBS AG	7/23/14	35
USD	5,424,563	JPY	554,706,000	Bank of America N.A.	7/23/14	(52,072)
USD	98,703	JPY	10,121,000	Citibank N.A.	7/23/14	(1,222)
USD	107,288	JPY	10,952,000	Citibank N.A.	7/23/14	(841)
USD	2,056,897	JPY	210,060,000	Citibank N.A.	7/23/14	(17,034)
USD	3,243,056	NZD	3,770,000	UBS AG	7/23/14	(50,233)
USD	3,441,976	SEK	22,615,000	Bank of America N.A.	7/23/14	58,296
USD	705,284	SEK	4,644,000	Citibank N.A.	7/23/14	10,444
USD	876,798	SEK	5,709,000	Westpac Banking Corp.	7/23/14	22,611
Total						$258,846

4	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$2,623,554	—	$2,623,554
Belgium	—	5,195,565	—	5,195,565
Canada	$7,965,606	—	—	7,965,606
China	1,905,462	3,417,253	—	5,322,715
Denmark	1,157,387	2,972,251	—	4,129,638
France	—	12,548,042	—	12,548,042
Germany	—	14,577,851	—	14,577,851
Greece	—	2,894,918	—	2,894,918
Hong Kong	1,539,101	2,490,701	—	4,029,802
India	—	1,991,165	—	1,991,165
Indonesia	—	3,445,355	—	3,445,355
Ireland	15,103,055	3,150,608	—	18,253,663
Italy	—	5,076,728	—	5,076,728
Japan	—	18,342,256	—	18,342,256
Mexico	1,784,198	—	—	1,784,198
Netherlands	—	1,683,899	—	1,683,899
New Zealand	—	2,297,966	—	2,297,966
Nigeria	3,625,972	—	—	3,625,972
Norway	—	1,165,003	—	1,165,003
Panama	2,509,232	—	—	2,509,232
South Africa	—	2,237,116	—	2,237,116
South Korea	—	6,180,208	—	6,180,208
Spain	—	7,449,640	—	7,449,640
Sweden	—	8,412,417	—	8,412,417
Switzerland	—	14,843,892	—	14,843,892
Taiwan	916,936	—	—	916,936
United Kingdom	15,743,673	10,805,120	$1,845,950	28,394,743
United States	145,682,733	2,493,222	1,879,580	150,055,535
Preferred Stocks:
India	—	—	568,990	568,990
United States	—	—	8,263,265	8,263,265
Warrants	76,159	—	—	76,159
Short-Term Securities	1,487,622	1,378,223	—	2,865,845
Total	$199,497,136	$137,672,953	$12,557,785	$349,727,874

BLACKROCK FUNDS	JUNE 30, 2014	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$768,639	—	$768,639
Liabilities:
Foreign currency exchange contracts	—	(509,793)	—	(509,793)
Total	—	$258,846	—	$258,846

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,578	—	—	$10,578
Foreign currency at value	205,554	—	—	205,554
Liabilities:
Collateral on securities loaned at value	—	$(1,378,223)	—	(1,378,223)
Total	$216,132	$(1,378,223)	—	$(1,162,091)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, securities with a value of $3,569,422 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of June 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2013 to June 30, 2014.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of June 30, 2014, securities with a value of $4,710,993 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period September 30, 2013 to June 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2013	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	$97,020	$(60)	$96,960
Purchases	3,628,510	8,832,315	12,460,825
Sales	—	—	—
Closing Balance, as of June 30, 2014	$3,725,530	$8,832,255	$12,557,785

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	$97,020	$(60)	$96,960

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,577,213. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,845,950	Market Comparable Companies	Price to Tangible Book Value Multiple[1]	1.6x
Preferred Stocks	3,134,622	Market Comparable Companies	5.5x 2016P Revenue Multiple[1]	5.5x
Total	$4,980,572

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 25.0%
ACADIA Pharmaceuticals, Inc. (a)	410,921	$9,282,705
Acceleron Pharma, Inc. (a)	159,600	5,421,612
Acorda Therapeutics, Inc. (a)	349,800	11,791,758
Actelion Ltd., Registered Shares	167,900	21,251,060
Adamas Pharmaceuticals, Inc. (a)	76,800	1,403,904
Agios Pharmaceuticals, Inc. (a)	119,400	5,470,908
Akebia Therapeutics, Inc. (a)	38,500	1,069,915
Alder Biopharmaceuticals, Inc. (a)	230,300	4,622,121
Alexion Pharmaceuticals, Inc. (a)	663,017	103,596,406
Alkermes PLC (a)	1,056,300	53,163,579
Amgen, Inc.	705,310	83,487,545
Aquinox Pharmaceuticals, Inc. (a)	90,900	851,733
Array BioPharma, Inc. (a)	1,057,100	4,820,376
BioCryst Pharmaceuticals, Inc. (a)	222,300	2,834,325
Biogen Idec, Inc. (a)	436,600	137,664,346
BioMarin Pharmaceutical, Inc. (a)	541,900	33,711,599
Biota Pharmaceuticals, Inc. (a)	418,300	1,192,155
Bluebird Bio, Inc. (a)	42,600	1,643,082
Celgene Corp. (a)	1,349,038	115,855,383
Celldex Therapeutics, Inc. (a)	295,500	4,822,560
Conatus Pharmaceuticals, Inc. (a)(b)	110,200	1,003,922
Concert Pharmaceuticals, Inc. (a)	166,100	1,677,610
Dyax Corp. (a)	765,337	7,347,235
Epizyme, Inc. (a)	307,200	9,560,064
Exelixis, Inc. (a)(b)	446,800	1,514,652
Genomic Health, Inc. (a)	176,300	4,830,620
Gilead Sciences, Inc. (a)	645,156	53,489,884
Incyte Corp. Ltd. (a)	221,700	12,512,748
Infinity Pharmaceuticals, Inc. (a)	339,500	4,325,230
InterMune, Inc. (a)	932,000	41,147,800
Isis Pharmaceuticals, Inc. (a)	205,567	7,081,783
Karyopharm Therapeutics, Inc. (a)	362,739	16,885,500
Kite Pharma, Inc. (a)	163,600	4,731,312
Kite Pharma, Inc. (Acquired 6/25/14, cost $2,941,196, unrestricted issue on 6/25/14 was valued at $29.55 per share) (a)(c)	192,235	5,281,464
MacroGenics, Inc. (a)	63,500	1,379,855
Medivation, Inc. (a)	234,300	18,059,844
Neurocrine Biosciences, Inc. (a)	764,438	11,344,260
Prosensa Holding BV (a)	106,300	1,341,506
Protalix BioTherapeutics, Inc. (a)(b)	1,155,326	4,216,940
Puma Biotechnology, Inc. (a)	210,500	13,893,000
Receptos, Inc. (a)	90,100	3,838,260
Regeneron Pharmaceuticals, Inc. (a)	164,822	46,557,270
Seattle Genetics, Inc. (a)(b)	1,008,118	38,560,514
Tekmira Pharmaceuticals Corp. (a)	337,500	4,407,750
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $3,351,658) (a)(c)	386,104	16,465,598
UniQure B.V. (a)	91,800	1,247,562
Verastem, Inc. (a)	239,640	2,171,138
Vertex Pharmaceuticals, Inc. (a)(d)	134,270	12,712,684
Zafgen, Inc. (a)	83,900	1,659,542

		953,202,619
Chemicals — 0.7%
Sigma-Aldrich Corp.	263,900	26,780,572
Health Care Equipment & Supplies — 18.2%
Abbott Laboratories	1,546,300	63,243,669
Alere, Inc. (a)	482,500	18,055,150
Align Technology, Inc. (a)	69,000	3,866,760
AtriCure, Inc. (a)	335,881	6,173,493
Baxter International, Inc.	392,300	28,363,290
Becton Dickinson & Co.	366,300	43,333,290
Boston Scientific Corp. (a)	3,307,700	42,239,329

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
CareFusion Corp. (a)	652,200	$28,925,070
Coloplast A/S, Class B	350,900	31,751,238
The Cooper Cos., Inc.	122,800	16,643,084
Covidien PLC	1,151,000	103,797,180
DENTSPLY International, Inc.	169,300	8,016,355
DexCom, Inc. (a)	208,600	8,273,076
Edwards Lifesciences Corp. (a)	455,682	39,115,743
Masimo Corp. (a)	178,800	4,219,680
Medtronic, Inc.	874,500	55,758,120
PW Medtech Group Ltd. (a)(b)	10,900,900	5,856,433
St. Jude Medical, Inc.	849,700	58,841,725
Stryker Corp.	894,400	75,415,808
Varian Medical Systems, Inc. (a)	400,400	33,289,256
Zimmer Holdings, Inc.	174,500	18,123,570

		693,301,319
Health Care Providers & Services — 12.9%
Aetna, Inc.	453,723	36,787,861
AmerisourceBergen Corp.	139,200	10,114,272
Cardinal Health, Inc.	773,680	53,043,501
CIGNA Corp.	508,700	46,785,139
Envision Healthcare Holdings, Inc. (a)	453,600	16,288,776
Express Scripts Holding Co. (a)	272,847	18,916,483
HCA Holdings, Inc. (a)	1,029,200	58,026,296
McKesson Corp.	309,600	57,650,616
Premier, Inc., Class A (a)	370,500	10,744,500
Team Health Holdings, Inc. (a)	391,100	19,531,534
UnitedHealth Group, Inc.	1,079,282	88,231,304
Universal Health Services, Inc., Class B	548,500	52,524,360
WellPoint, Inc.	226,300	24,352,143

		492,996,785
Health Care Technology — 0.6%
Cerner Corp. (a)	452,700	23,350,266
Life Sciences Tools & Services — 5.3%
Agilent Technologies, Inc.	794,800	45,653,312
Charles River Laboratories International, Inc. (a)	647,200	34,638,144
ICON PLC (a)	220,200	10,373,622
Illumina, Inc. (a)	361,000	64,452,940
Thermo Fisher Scientific, Inc.	410,700	48,462,600

		203,580,618
Pharmaceuticals — 35.5%
AbbVie, Inc.	2,241,700	126,521,548
Achaogen, Inc. (a)	205,263	2,865,471
Actavis PLC (a)	215,900	48,156,495
Allergan, Inc.	375,200	63,491,344
AstraZeneca PLC	885,300	65,863,910
Bayer AG, Registered Shares	717,500	101,220,050
Bristol-Myers Squibb Co.	1,263,800	61,306,938
Chugai Pharmaceutical Co. Ltd.	733,700	20,687,873
Eli Lilly & Co.	1,109,000	68,946,530
Forest Laboratories, Inc. (a)	556,100	55,053,900
Intra-Cellular Therapies, Inc. (a)	791,254	13,340,542
Johnson & Johnson	1,432,400	149,857,688
Mallinckrodt PLC (a)	394,200	31,543,884
Merck & Co., Inc.	2,118,700	122,566,795
Mylan, Inc. (a)	624,800	32,214,688
Novartis AG, Registered Shares	950,700	86,093,860
Perrigo Co. PLC	413,600	60,286,336
Pfizer, Inc.	2,439,540	72,405,547
Phibro Animal Health Corp., Class A (a)	281,800	6,185,510
Roche Holding AG	192,400	57,326,906
Salix Pharmaceuticals Ltd. (a)	155,000	19,119,250

BLACKROCK FUNDS	JUNE 30, 2014	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Shire PLC — ADR	196,400	$46,250,236
Valeant Pharmaceuticals International, Inc. (a)	278,700	35,149,644
Zoetis, Inc.	302,500	9,761,675

		1,356,216,620
Total Common Stocks — 98.2%		3,749,428,799

Preferred Stocks
Biotechnology — 0.3%
ProNAi Therapeutics, Inc., Series D (Acquired 4/15/14, cost $3,632,975) (a)(c)	5,189,964	3,632,975
SAGE Therapeutics, Series C (Acquired 3/10/14, cost $8,368,520) (a)(c)	1,976,271	8,368,520
Spark Therapeutics (Acquired 5/23/14, cost $2,020,331) (a)(c)	1,254,864	2,020,331
Total Preferred Stocks — 0.3%		14,021,826
Total Long-Term Investments (Cost — $2,615,803,437) — 98.5%		3,763,450,625

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	30,921,809	30,921,809

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (e)(f)(g)	$14,336	14,336,163
Total Short-Term Securities (Cost — $45,257,972) — 1.2%		45,257,972

Value
Total Investments Before Options Written (Cost — $2,661,061,409*) — 99.7%	$3,808,708,597

Options Written
(Premiums Received — $ 246,433) — (0.0)%	(113,733)
Total Investments (Cost — $2,660,814,976) — 99.7%	3,808,594,864
Other Assets Less Liabilities — 0.3%	10,692,904

Net Assets — 100.0%	$3,819,287,768

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,671,172,938

Gross unrealized appreciation	$1,167,480,574
Gross unrealized depreciation	(29,944,915)

Net unrealized appreciation	$1,137,535,659

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $35,768,888 and an original cost of $20,314,680, which was 0.9% of its net assets.

(d)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	51,597,591	(20,675,782)	30,921,809	$19,182
BlackRock Liquidity Series, LLC, Money Market Series	$189,308,224	$(174,972,061)	$14,336,163	$184,267

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

8	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Vertex Pharmaceuticals, Inc.	Put	$85.50	7/19/14	446	$(20,070)
Vertex Pharmaceuticals, Inc.	Put	$90.00	7/19/14	635	(93,663)
Total					$(113,733)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,043,708	USD	1,182,586	UBS AG	7/23/14	$(5,415)
CHF	1,659,452	USD	1,900,072	UBS AG	7/23/14	(28,418)
CHF	1,874,924	USD	2,094,093	UBS AG	7/23/14	20,585
CHF	3,432,541	USD	3,913,887	UBS AG	7/23/14	(42,411)
EUR	1,109,000	USD	1,521,080	Citibank N.A.	7/23/14	(2,392)
USD	98,999,716	CHF	87,167,666	Deutsche Bank AG	7/23/14	685,543
USD	54,026,613	EUR	39,062,000	BNP Paribas S.A.	7/23/14	534,288
USD	9,280,544	GBP	5,505,000	Citibank N.A.	7/23/14	(138,870)
USD	14,143,107	GBP	8,417,008	Citibank N.A.	7/23/14	(258,942)
USD	17,176,648	GBP	10,203,000	Citibank N.A.	7/23/14	(281,349)
USD	16,987,293	GBP	10,115,000	JPMorgan Chase Bank N.A.	7/23/14	(320,131)
USD	10,894,961	GBP	6,501,000	Royal Bank of Canada	7/23/14	(228,673)
USD	4,161,355	HKD	32,261,000	Royal Bank of Canada	7/23/14	322
Total						$(65,863)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2014	9

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$910,204,497	$37,716,658	$5,281,464	$953,202,619
Chemicals	26,780,572	—	—	26,780,572
Health Care Equipment & Supplies	655,693,648	37,607,671	—	693,301,319
Health Care Providers & Services	492,996,785	—	—	492,996,785
Health Care Technology	23,350,266	—	—	23,350,266
Life Sciences Tools & Services	203,580,618	—	—	203,580,618
Pharmaceuticals	1,025,024,021	331,192,599	—	1,356,216,620
Preferred Stocks:
Biotechnology	—	—	14,021,826	14,021,826
Short-Term Securities	30,921,809	14,336,163	—	45,257,972
Total	$3,368,552,216	$420,853,091	$19,303,290	$3,808,708,597

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,240,738	—	$1,240,738
Liabilities:
Equity contracts	$(113,733)	—	—	(113,733)
Foreign currency exchange contracts	—	(1,306,601)	—	(1,306,601)
Total	$(113,733)	$(65,863)	—	$(179,596)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for options written	$32,608,537	—	—	$32,608,537
Foreign currency at value	3,497	—	—	3,497
Liabilities:
Collateral on securities loaned at value	—	$(14,336,163)	—	(14,336,163)
Total	$32,612,034	$(14,336,163)	—	$18,275,871

There were no transfers between levels during the period ended June 30, 2014.

10	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 1.0%
Erste Group Bank AG	582,623	$18,837,873
Belgium — 1.9%
Anheuser-Busch InBev NV	305,879	35,145,609
Brazil — 0.6%
Petroleo Brasileiro SA — ADR	710,700	10,397,541
Canada — 5.0%
Canadian Solar, Inc. (a)	220,000	6,877,200
Element Financial Corp. (a)	1,054,900	13,326,510
Gildan Activewear, Inc.	203,000	11,960,649
MEG Energy Corp. (a)	549,500	20,027,229
Suncor Energy, Inc.	438,700	18,706,574
Tourmaline Oil Corp. (a)	408,475	21,536,764

		92,434,926
China — 3.4%
Anhui Conch Cement Co. Ltd., H Shares (b)	3,761,500	12,902,363
Baidu, Inc. — ADR (a)	132,350	24,724,304
Beijing Enterprises Water Group Ltd.	10,990,000	7,347,704
Ping An Insurance Group Co. of China Ltd., H Shares	2,455,500	19,010,556

		63,984,927
Denmark — 2.7%
Chr Hansen Holding A/S	313,868	13,217,905
ISS A/S (a)	269,200	9,616,316
Novo Nordisk A/S, Class B	588,600	27,165,635

		49,999,856
Finland — 0.4%
Sanitec Corp.	618,944	8,208,333
France — 4.8%
BNP Paribas SA	245,623	16,692,239
Publicis Groupe SA	112,100	9,501,198
Schneider Electric SE	248,634	23,444,552
Société Générale SA	414,300	21,726,998
Vivendi SA	720,400	17,629,316

		88,994,303
Germany — 7.2%
BASF SE	97,000	11,283,394
Bayer AG, Registered Shares	229,000	32,305,772
Daimler AG, Registered Shares	257,900	24,091,628
DMG MORI SEIKI AG	239,144	8,311,730
Henkel AG & Co. KGaA, Preference	116,900	13,505,732
OSRAM Licht AG (a)	359,065	18,082,308
ProSiebenSat.1 Media AG	415,200	18,480,147
Telefonica Deutschland Holding AG	1,064,300	8,797,790

		134,858,501
Greece — 0.7%
Alpha Bank AE (a)	14,402,330	13,392,195
Hong Kong — 0.5%
AIA Group Ltd.	1,957,100	9,833,672
India — 2.0%
HDFC Bank Ltd.	1,211,755	16,968,037
Tata Motors Ltd. — ADR	536,000	20,936,160

		37,904,197
Indonesia — 0.9%
Global Mediacom Tbk PT	43,923,688	7,878,096
Matahari Department Store Tbk PT	7,604,771	8,855,674

		16,733,770
Ireland — 5.7%
CRH PLC	459,100	11,769,277

Common Stocks	Shares	Value
Ireland (concluded)
Dalata Hotel Group PLC (a)	2,131,126	$8,741,614
Green REIT PLC (a)	16,917,334	28,492,840
Kingspan Group PLC	589,479	9,941,917
Ryanair Holdings PLC — ADR (a)	391,100	21,823,380
Shire PLC	337,810	26,498,720

		107,267,748
Italy — 2.1%
Banca Generali SpA	593,900	16,328,040
UniCredit SpA	2,677,146	22,384,617

		38,712,657
Japan — 11.9%
Calbee, Inc.	591,100	16,290,468
Kenedix Realty Investment Corp.	4,056	22,079,969
LIXIL Group Corp.	523,100	14,158,191
Makita Corp.	336,800	20,815,570
Mitsubishi Estate Co. Ltd.	776,000	19,171,478
Nabtesco Corp.	711,900	15,755,066
Shinsei Bank Ltd.	9,586,000	21,591,136
SMC Corp.	82,700	22,160,433
SoftBank Corp.	502,200	37,425,440
Tokyo Tatemono Co. Ltd.	1,988,000	18,413,593
Toyota Motor Corp.	253,400	15,171,722

		223,033,066
Mexico — 1.0%
Cemex SAB de CV — ADR (a)	1,473,056	19,488,531
Netherlands — 2.6%
Aalberts Industries NV	405,305	13,237,619
ING Groep NV — CVA (a)	1,100,000	15,435,738
Royal Dutch Shell PLC, A Shares	474,300	19,583,891

		48,257,248
New Zealand — 0.6%
Xero Ltd. (Acquired 10/15/13, cost $8,211,297) (a)(c)	540,000	11,673,581
Nigeria — 1.0%
Lekoil Ltd. (a)(d)	14,262,400	18,550,493
Norway — 0.7%
Statoil ASA	445,000	13,678,791
Panama — 0.5%
Copa Holdings SA, Class A	65,200	9,295,564
Russia — 0.7%
QIWI PLC — ADR	305,000	12,300,650
South Africa — 1.0%
Naspers Ltd., N Shares	160,100	18,850,643
South Korea — 0.6%
Hyundai Development Co. — Engineering & Construction	327,000	10,401,038
Spain — 2.5%
NH Hotel Group SA (a)	4,131,447	24,450,116
Sacyr SA (a)	3,444,837	21,822,540

		46,272,656
Sweden — 3.7%
Nordea Bank AB	1,492,800	21,045,420
Seamless Distribution AB (a)(b)	472,381	2,121,046
Skanska AB, B Shares	630,990	14,404,403
Svenska Cellulosa AB SCA, B Shares	1,193,562	31,085,005

		68,655,874
Switzerland — 10.9%
Actelion Ltd., Registered Shares	148,655	18,815,224

BLACKROCK FUNDS	JUNE 30, 2014	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Adecco SA, Registered Shares	331,100	$27,247,524
Novartis AG, Registered Shares	709,700	64,269,288
Roche Holding AG	211,814	63,111,441
Syngenta AG, Registered Shares	24,100	8,903,727
UBS AG, Registered Shares	1,114,002	20,424,688

		202,771,892
Taiwan — 1.7%
Epistar Corp.	4,105,000	10,175,696
Hermes Microvision, Inc. — GDR (e)	121,933	4,836,472
Hon Hai Precision Industry Co. Ltd.	4,735,000	15,874,398

		30,886,566
United Kingdom — 15.5%
Abengoa Yield PLC (a)	181,000	6,845,420
AO World PLC (a)	1,983,200	8,765,227
APR Energy PLC (b)	1,705,606	18,973,232
AstraZeneca PLC	511,400	38,046,768
Babcock International Group PLC	1,342,800	26,690,586
Crest Nicholson Holdings PLC	3,823,592	22,562,543
DS Smith PLC	2,479,224	11,740,512
Foxtons Group PLC	4,087,524	20,985,873
Halma PLC	701,776	7,079,044
Hargreaves Lansdown PLC	397,345	8,412,324
Imperial Tobacco Group PLC	447,600	20,136,551
Kennedy Wilson Europe Real Estate PLC (a)	788,119	14,836,577
Liberty Global PLC, Series A (a)	216,000	9,551,520
Monitise PLC (a)	1,165,571	1,032,073
Nomad Holdings Ltd. (a)	894,145	9,321,462
Perform Group PLC (a)	2,658,373	10,509,381
Polypipe Group PLC (a)	5,071,870	21,699,882
Poundland Group PLC (a)	626,032	3,379,581
TSB Banking Group PLC (a)	2,127,443	10,249,096
Vodafone Group PLC — ADR	579,200	19,339,488

		290,157,140
United States — 3.6%
Credicorp Ltd.	62,100	9,654,687
Euronet Worldwide, Inc. (a)	280,583	13,535,324
Las Vegas Sands Corp.	199,700	15,221,134
Samsonite International SA	4,619,600	15,228,992
Schlumberger Ltd.	119,030	14,039,589

		67,679,726
Total Common Stocks — 97.4%		1,818,659,567

Preferred Stocks	Shares	Value
India — 0.3%
Snapdeal.com (Acquired 5/07/14, cost $5,268,843) (a)(c)	749	$5,261,397
United States — 0.5%
SAGE Therapeutics, Series C (Acquired 1/15/14, cost $9,137,436) (a)(c)	429,853	9,644,326
Total Preferred Stocks — 0.8%		14,905,723

Warrants (f)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	894,145	405,718
Total Warrants — 0.0%		405,718
Total Long-Term Investments (Cost — $1,577,397,856) — 98.2%		1,833,971,008

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)	22,516,525	22,516,525

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (g)(h)(i)	$31,664	31,664,151
Total Short-Term Securities (Cost — $54,180,676) — 2.9%		54,180,676
Total Investments (Cost — $1,631,578,532*) — 101.1%		1,888,151,684
Liabilities in Excess of Other Assets — (1.1)%		(20,342,408)

Net Assets — 100.0%		$1,867,809,276

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,636,710,124

Gross unrealized appreciation	$272,651,913
Gross unrealized depreciation	(21,210,353)

Net unrealized appreciation	$251,441,560

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $26,579,304 and an original cost of $22,617,576, which was 1.4% of its net assets.

12	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

(d)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Purchased	Shares Held at June 30, 2014	Value at June 30, 2014
Lekoil Ltd.[1]	11,466,200	2,796,200	14,262,400	$18,550,493

[1]	No longer an affiliated company as of report date.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	362,527	22,153,998	22,516,525	$3,045
BlackRock Liquidity Series, LLC, Money Market Series	$30,786,020	$878,131	$31,664,151	$1,056,147

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	49,591,000	USD	45,994,115	BNP Paribas S.A.	7/23/14	$680,989
CAD	40,085,000	USD	36,403,777	Barclays Bank PLC	7/23/14	1,138,805
CHF	923,939	USD	1,049,161	Toronto-Dominion Bank	7/23/14	(7,073)
DKK	41,575,131	USD	7,737,394	State Street Bank and Trust Co.	7/23/14	(100,682)
DKK	13,393,336	USD	2,473,741	UBS AG	7/23/14	(13,591)
EUR	13,906,000	USD	18,951,834	Bank of America N.A.	7/23/14	91,335
EUR	14,391,000	USD	19,482,162	Bank of America N.A.	7/23/14	225,177
EUR	4,978,000	USD	6,784,123	BNP Paribas S.A.	7/23/14	32,855
EUR	3,381,837	USD	4,678,920	Citibank N.A.	7/23/14	(47,762)
EUR	5,728,000	USD	7,839,198	Citibank N.A.	7/23/14	4,846
EUR	11,240,000	USD	15,560,847	Citibank N.A.	7/23/14	(168,555)
EUR	13,295,000	USD	18,401,277	Citibank N.A.	7/23/14	(194,824)
EUR	6,369,000	USD	8,680,406	Goldman Sachs Bank USA	7/23/14	41,437
EUR	10,070,000	USD	13,752,708	Royal Bank of Scotland PLC	7/23/14	37,362
EUR	500,000	USD	682,447	The Bank of New York Mellon	7/23/14	2,263
EUR	540,000	USD	735,943	The Bank of New York Mellon	7/23/14	3,544
EUR	2,000,000	USD	2,750,956	The Bank of New York Mellon	7/23/14	(12,114)
EUR	6,010,000	USD	8,244,199	Toronto-Dominion Bank	7/23/14	(13,979)
EUR	7,487,000	USD	10,212,874	UBS AG	7/23/14	39,981
GBP	3,365,000	USD	5,702,248	Barclays Bank PLC	7/23/14	55,486
GBP	2,307,000	USD	3,926,789	BNP Paribas S.A.	7/23/14	20,639
GBP	12,692,000	USD	21,541,370	BNP Paribas S.A.	7/23/14	175,468
GBP	3,084,000	USD	5,164,500	Citibank N.A.	7/23/14	112,424
GBP	4,385,000	USD	7,359,999	Deutsche Bank AG	7/23/14	143,022
GBP	900,000	USD	1,507,241	The Bank of New York Mellon	7/23/14	32,718
HKD	81,133,000	USD	10,465,328	Citibank N.A.	7/23/14	(768)

BLACKROCK FUNDS	JUNE 30, 2014	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	93,642,000	USD	12,079,876	Credit Suisse International	7/23/14	$(1,901)
HKD	15,039,331	USD	1,940,262	Royal Bank of Scotland PLC	7/23/14	(485)
HKD	108,079,000	USD	13,944,428	State Street Bank and Trust Co.	7/23/14	(4,365)
HKD	4,558,000	USD	588,029	Toronto-Dominion Bank	7/23/14	(137)
HKD	52,335,000	USD	6,751,758	Toronto-Dominion Bank	7/23/14	(1,573)
JPY	11,975,548,000	USD	116,869,904	Citibank N.A.	7/23/14	1,365,180
NOK	30,343,000	USD	5,050,098	BNP Paribas S.A.	7/23/14	(107,873)
NOK	66,291,000	USD	10,850,798	State Street Bank and Trust Co.	7/23/14	(53,414)
SEK	17,049,000	USD	2,562,735	Bank of America N.A.	7/23/14	(11,846)
SGD	21,429,000	USD	17,108,040	Citibank N.A.	7/23/14	77,835
TRY	25,134,947	USD	11,815,783	Citibank N.A.	7/23/14	(10,560)
USD	3,095,693	CAD	3,364,000	BNP Paribas S.A.	7/23/14	(54,943)
USD	5,064,961	CAD	5,429,000	BNP Paribas S.A.	7/23/14	(19,701)
USD	2,779,765	CAD	3,042,000	Citibank N.A.	7/23/14	(69,294)
USD	9,293,836	CAD	10,224,000	Citibank N.A.	7/23/14	(281,700)
USD	1,681,784	CAD	1,841,000	Goldman Sachs Bank USA	7/23/14	(42,450)
USD	7,576,037	CAD	8,210,000	State Street Bank and Trust Co.	7/23/14	(113,238)
USD	2,842,050	CHF	2,546,846	Citibank N.A.	7/23/14	(30,473)
USD	9,422,496	CHF	8,450,000	Citibank N.A.	7/23/14	(108,042)
USD	50,376,247	CHF	44,355,479	Deutsche Bank AG	7/23/14	348,840
USD	9,293,333	CHF	8,205,000	Goldman Sachs Bank USA	7/23/14	39,124
USD	3,089,360	CHF	2,754,380	Toronto-Dominion Bank	7/23/14	(17,235)
USD	4,346,471	CHF	3,907,964	Toronto-Dominion Bank	7/23/14	(61,222)
USD	4,233,464	CHF	3,773,430	Westpac Banking Corp.	7/23/14	(22,491)
USD	4,633,655	DKK	25,348,176	BNP Paribas S.A.	7/23/14	(22,415)
USD	34,781,624	DKK	188,084,659	JPMorgan Chase Bank N.A.	7/23/14	233,365
USD	5,508,092	DKK	29,749,557	State Street Bank and Trust Co.	7/23/14	43,556
USD	3,001,367	EUR	2,173,000	Bank of America N.A.	7/23/14	25,615
USD	7,565,430	EUR	5,585,000	BNP Paribas S.A.	7/23/14	(82,787)
USD	154,958,263	EUR	112,037,000	BNP Paribas S.A.	7/23/14	1,532,437
USD	4,412,129	EUR	3,192,000	Citibank N.A.	7/23/14	40,937
USD	9,316,292	EUR	6,730,000	Citibank N.A.	7/23/14	100,088
USD	12,135,475	EUR	8,780,099	Citibank N.A.	7/23/14	111,823
USD	15,066,899	EUR	11,095,000	Citibank N.A.	7/23/14	(126,827)
USD	759,860	EUR	554,080	Deutsche Bank AG	7/23/14	1,092
USD	7,453,326	EUR	5,452,000	JPMorgan Chase Bank N.A.	7/23/14	(12,758)
USD	5,111,947	EUR	3,773,000	Toronto-Dominion Bank	7/23/14	(54,878)
USD	882,324	EUR	635,000	Westpac Banking Corp.	7/23/14	12,741
USD	2,014,010	EUR	1,470,000	Westpac Banking Corp.	7/23/14	961
USD	2,787,551	GBP	1,639,000	Bank of America N.A.	7/23/14	(16,885)
USD	82,216	GBP	49,000	BNP Paribas S.A.	7/23/14	(1,626)
USD	862,638	GBP	514,000	Citibank N.A.	7/23/14	(16,850)
USD	3,063,952	GBP	1,820,000	Citibank N.A.	7/23/14	(50,187)
USD	4,790,161	GBP	2,845,000	Citibank N.A.	7/23/14	(77,820)
USD	4,836,150	GBP	2,878,145	Citibank N.A.	7/23/14	(88,544)
USD	12,992,574	GBP	7,665,000	Citibank N.A.	7/23/14	(122,740)
USD	4,597,310	GBP	2,734,448	Deutsche Bank AG	7/23/14	(81,509)
USD	9,317,748	GBP	5,480,000	JPMorgan Chase Bank N.A.	7/23/14	(58,889)
USD	51,880,519	GBP	30,892,000	JPMorgan Chase Bank N.A.	7/23/14	(977,704)

14	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	74,070	GBP	44,000	Toronto-Dominion Bank	7/23/14	$(1,217)
USD	83,804	GBP	50,000	Toronto-Dominion Bank	7/23/14	(1,750)
USD	87,284	GBP	52,000	Toronto-Dominion Bank	7/23/14	(1,692)
USD	196,755	HKD	1,525,204	Citibank N.A.	7/23/14	33
USD	871,840	HKD	6,758,505	Citibank N.A.	7/23/14	126
USD	923,641	HKD	7,160,000	Citibank N.A.	7/23/14	142
USD	1,817,908	HKD	14,090,000	Citibank N.A.	7/23/14	576
USD	585,048	HKD	4,535,000	UBS AG	7/23/14	122
USD	114,538,337	JPY	11,712,483,000	Bank of America N.A.	7/23/14	(1,099,495)
USD	821,719	JPY	84,259,000	Citibank N.A.	7/23/14	(10,173)
USD	872,953	JPY	89,111,000	Citibank N.A.	7/23/14	(6,844)
USD	874,647	JPY	89,695,000	Citibank N.A.	7/23/14	(10,915)
USD	1,420,581	NOK	8,458,000	Bank of America N.A.	7/23/14	42,954
USD	8,899,014	NOK	53,322,000	Bank of America N.A.	7/23/14	214,002
USD	15,867,747	NZD	18,446,000	UBS AG	7/23/14	(245,782)
USD	1,996,963	SEK	13,172,000	Bank of America N.A.	7/23/14	26,155
USD	2,263,496	SEK	14,888,000	Bank of America N.A.	7/23/14	35,938
USD	21,779,496	SEK	143,099,000	Bank of America N.A.	7/23/14	368,872
USD	5,460,423	SEK	35,505,000	Barclays Bank PLC	7/23/14	148,128
USD	3,102,246	SEK	20,427,000	Citibank N.A.	7/23/14	45,937
USD	1,474,487	SEK	9,859,000	Goldman Sachs Bank USA	7/23/14	(627)
USD	458,267	SEK	3,064,000	Toronto-Dominion Bank	7/23/14	(172)
USD	1,680,541	SEK	11,073,000	Toronto-Dominion Bank	7/23/14	23,787
USD	1,781,544	TRY	3,868,000	Citibank N.A.	7/23/14	(35,153)
USD	3,103,540	ZAR	33,543,000	JPMorgan Chase Bank N.A.	7/23/14	(37,280)
USD	4,183,143	ZAR	44,494,000	Royal Bank of Scotland PLC	7/23/14	—
ZAR	147,119,000	USD	13,799,613	State Street Bank and Trust Co.	7/23/14	(24,034)
Total						$2,838,873

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2014	15

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$18,837,873	—	$18,837,873
Belgium	—	35,145,609	—	35,145,609
Brazil	$10,397,541	—	—	10,397,541
Canada	92,434,926	—	—	92,434,926
China	24,724,304	39,260,623	—	63,984,927
Denmark	9,616,316	40,383,540	—	49,999,856
Finland	—	8,208,333	—	8,208,333
France	—	88,994,303	—	88,994,303
Germany	—	134,858,501	—	134,858,501
Greece	—	13,392,195	—	13,392,195
Hong Kong	—	9,833,672	—	9,833,672
India	20,936,160	16,968,037	—	37,904,197
Indonesia	—	16,733,770	—	16,733,770
Ireland	59,057,834	48,209,914	—	107,267,748
Italy	—	38,712,657	—	38,712,657
Japan	—	223,033,066	—	223,033,066
Mexico	19,488,531	—	—	19,488,531
Netherlands	—	48,257,248	—	48,257,248
New Zealand	—	11,673,581	—	11,673,581
Nigeria	18,550,493	—	—	18,550,493
Norway	—	13,678,791	—	13,678,791
Panama	9,295,564	—	—	9,295,564
Russia	12,300,650	—	—	12,300,650
South Africa	—	18,850,643	—	18,850,643
South Korea	—	10,401,038	—	10,401,038
Spain	—	46,272,656	—	46,272,656
Sweden	—	68,655,874	—	68,655,874
Switzerland	—	202,771,892	—	202,771,892
Taiwan	4,836,472	26,050,094	—	30,886,566
United Kingdom	124,915,369	165,241,771	—	290,157,140
United States	52,450,734	15,228,992	—	67,679,726
Preferred Stocks:
India	—	—	$5,261,397	5,261,397
United States	—	—	9,644,326	9,644,326
Warrants	405,718	—	—	405,718
Short-Term Securities	22,516,525	31,664,151	—	54,180,676
Total	$481,927,137	$1,391,318,824	$14,905,723	$1,888,151,684

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$7,678,717	—	$7,678,717
Liabilities:
Foreign currency exchange contracts	—	(4,839,844)	—	(4,839,844)
Total	—	$2,838,873	—	$2,838,873

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

16	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$11,797,040	—	—	$11,797,040
Liabilities:
Collateral on securities loaned at value	—	(31,664,151)	—	(31,664,151)
Total	$11,797,040	$(31,664,151)	—	$(19,867,111)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, securities with a value of $18,871,089 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of June 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2013 to June 30, 2014.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of June 30, 2014, securities with a value of $39,959,105 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period September 30, 2013 to June 30, 2014.

BLACKROCK FUNDS	JUNE 30, 2014	17

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.0%
Arista Networks, Inc. (a)	10,600	$661,334
QUALCOMM, Inc.	18,885	1,495,692

		2,157,026
Consumer Finance — 1.2%
LendingClub Corp. (Acquired 5/07/14, cost $150,006) (a)(b)	7,374	150,006
TrustBuddy International AB (a)	7,702,600	2,582,309

		2,732,315
Electronic Equipment, Instruments & Components — 1.8%
Hon Hai Precision Industry Co. Ltd.	705,000	2,363,559
TPK Holding Co. Ltd.	148,000	1,477,559

		3,841,118
Internet & Catalog Retail — 8.9%
Amazon.com, Inc. (a)	6,450	2,094,831
Expedia, Inc.	19,600	1,543,696
Makemytrip Ltd.	49,300	1,731,909
Netflix, Inc. (a)	7,000	3,084,200
The Priceline Group, Inc. (a)	3,790	4,559,370
Qunar Cayman Islands Ltd. — ADR (a)	70,200	2,004,210
Vipshop Holdings Ltd. — ADR (a)	22,200	4,167,828

		19,186,044
Internet Software & Services — 20.8%
21Vianet Group, Inc. — ADR (a)	184,190	5,520,174
58.com, Inc. — ADR (a)	24,900	1,346,094
Baidu, Inc. — ADR (a)	20,700	3,866,967
comScore, Inc. (a)	26,400	936,672
Facebook, Inc., Class A (a)	86,000	5,786,940
Google, Inc., Class A (a)	9,283	5,427,492
Google, Inc., Class C (a)	9,383	5,397,852
Just Eat PLC (a)	218,440	953,282
LinkedIn Corp., Class A (a)	8,200	1,406,054
NAVER Corp.	3,500	2,883,876
Qihoo 360 Technology Co. Ltd. — ADR (a)	15,600	1,435,824
Tencent Holdings Ltd.	363,500	5,529,943
Xunlei Ltd. — ADR (a)	104,000	1,556,880
Yahoo!, Inc. (a)	38,300	1,345,479
YY, Inc. — ADR (a)	21,400	1,615,700

		45,009,229
IT Services — 14.5%
Alliance Data Systems Corp. (a)	19,800	5,568,750
Euronet Worldwide, Inc. (a)	102,175	4,928,922
Fidelity National Information Services, Inc.	44,138	2,416,114
Jack Henry & Associates, Inc.	42,531	2,527,617
Luxoft Holding, Inc. (a)	54,300	1,958,058
MasterCard Inc., Class A	51,500	3,783,705
QIWI PLC — ADR	57,100	2,302,843
Vantiv, Inc., Class A (a)	33,200	1,116,184
Visa, Inc., Class A	22,600	4,762,046
WEX, Inc. (a)	10,700	1,123,179
Wirecard AG	22,200	957,438

		31,444,856
Media — 1.0%
Imax Corp. (a)	29,200	831,616
Rentrak Corp. (a)	24,500	1,285,025

		2,116,641
Oil, Gas & Consumable Fuels — 0.6%
Solazyme, Inc. (a)(c)	119,000	1,401,820
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Semiconductor Engineering, Inc.	851,000	1,102,729

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Altera Corp.	37,200	$1,293,072
Analog Devices, Inc.	20,000	1,081,400
ARM Holdings PLC	96,900	1,457,066
ASM Pacific Technology Ltd.	96,000	1,049,133
Avago Technologies Ltd.	21,099	1,520,605
Cavium, Inc. (a)	40,700	2,021,162
Epistar Corp.	1,461,000	3,621,606
Hermes Microvision, Inc.	5,000	198,548
Hermes Microvision, Inc. — GDR (d)	25,206	999,796
Intel Corp.	150,800	4,659,720
NXP Semiconductor NV (a)	42,065	2,783,862
Semtech Corp. (a)	42,700	1,116,605
SK Hynix, Inc. (a)	55,300	2,655,388

		25,560,692
Software — 19.3%
Activision Blizzard, Inc.	106,700	2,379,410
Adobe Systems, Inc. (a)	46,300	3,350,268
Autodesk, Inc. (a)	67,700	3,816,926
Concur Technologies, Inc. (a)	15,690	1,464,505
Materialise NV — ADR (a)	132,000	1,518,000
Microsoft Corp.	140,300	5,850,510
MobileIron, Inc. (a)	85,700	815,864
Monitise PLC (a)	60,999	54,012
NetSuite, Inc. (a)	12,500	1,086,000
Proofpoint, Inc. (a)	70,810	2,652,543
PTC, Inc. (a)	34,100	1,323,080
salesforce.com, Inc. (a)	75,900	4,408,272
ServiceNow, Inc. (a)	50,580	3,133,937
Tableau Software, Inc., Class A (a)	24,150	1,722,619
Totvs SA	150,700	2,595,218
UBISOFT Entertainment (a)	55,400	1,019,836
WANdisco PLC (a)(c)	125,027	1,176,835
Xero Ltd. (Acquired 10/15/13, cost $2,411,080) (a)(b)	158,560	3,427,709

		41,795,544
Technology Hardware, Storage & Peripherals — 11.4%
Apple Inc.	169,659	15,766,411
Hewlett-Packard Co.	133,300	4,489,544
Nimble Storage, Inc. (a)(c)	40,300	1,238,016
SanDisk Corp.	30,000	3,132,900

		24,626,871
Wireless Telecommunication Services — 1.3%
RingCentral, Inc., Class A (a)	92,800	1,404,064
SoftBank Corp.	18,200	1,356,318

		2,760,382
Total Common Stocks — 93.6%		202,632,538

Preferred Stocks
Consumer Finance — 0.7%
LendingClub Corp. (Acquired 4/15/14, cost $1,654,415) (a)(b)	81,328	1,654,415
Internet & Catalog Retail — 0.5%
Snapdeal.com (Acquired 5/07/14, cost $1,005,934) (a)(b)	143	1,004,512
Internet Software & Services — 0.9%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(b)	32,231	2,000,004

18	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Software — 4.0%
Hortonworks, Inc., Series D (Acquired 3/21/14, cost $3,100,459) (a)(b)	254,405	$3,101,197
MongoDB Series C (Acquired 12/19/13, cost $1,512,772) (a)(b)	60,303	1,441,845
MongoDB Series D (Acquired 12/19/13, cost $470,592) (a)(b)	18,759	448,528
MongoDB Series E (Acquired 12/19/13, cost $16,632) (a)(b)	663	15,852
New Relic, Inc. (Acquired 4/15/14, cost $2,114,612) (a)(b)	73,084	2,114,612
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(b)	244,700	1,500,011

		8,622,045
Total Preferred Stocks — 6.1%		13,280,976
Total Long-Term Investments (Cost — $156,317,462) — 99.7%		215,913,514

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	802,857	$802,857

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (e)(f)(g)	$2,802	2,801,962
Total Short-Term Securities (Cost — $3,604,819) — 1.7%		3,604,819
Total Investments (Cost — $159,922,281*) — 101.4%		219,518,333
Liabilities in Excess of Other Assets — (1.4)%		(3,079,676)

Net Assets — 100.0%		$216,438,657

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$160,301,974

Gross unrealized appreciation	$60,806,600
Gross unrealized depreciation	(1,590,241)

Net unrealized appreciation	$59,216,359

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $16,858,691 and an original cost of $15,936,517, which was 7.8% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,949,728	(1,146,871)	802,857	$1,418
BlackRock Liquidity Series, LLC, Money Market Series	$13,648,085	$(10,846,123)	$2,801,962	$132,369

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	JUNE 30, 2014	19

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	295,000	USD	494,327	Citibank N.A.	7/23/14	$10,437
GBP	248,000	USD	420,270	Toronto-Dominion Bank	7/23/14	4,074
GBP	1,260,000	USD	2,135,331	Toronto-Dominion Bank	7/23/14	20,611
HKD	2,972,000	USD	383,464	Citibank N.A.	7/23/14	(134)
HKD	1,047,000	USD	135,065	Royal Bank of Scotland PLC	7/23/14	(22)
HKD	5,352,000	USD	690,552	The Bank of New York Mellon	7/23/14	(249)
JPY	115,886,663	USD	1,128,766	Citibank N.A.	7/23/14	15,388
JPY	325,187,000	USD	3,182,853	Royal Bank of Scotland PLC	7/23/14	27,127
NZD	1,235,000	USD	1,068,359	Toronto-Dominion Bank	7/23/14	10,477
SEK	782,000	USD	119,142	Citibank N.A.	7/23/14	(2,138)
USD	3,874,413	GBP	2,307,000	JPMorgan Chase Bank N.A.	7/23/14	(73,015)
USD	1,343,778	GBP	791,000	Toronto-Dominion Bank	7/23/14	(9,675)
USD	6,908,720	HKD	53,560,000	Royal Bank of Canada	7/23/14	534
USD	1,279,387	JPY	131,201,000	Citibank N.A.	7/23/14	(15,966)
USD	3,023,195	JPY	309,872,663	Deutsche Bank AG	7/23/14	(36,191)
USD	4,907,595	NZD	5,705,000	UBS AG	7/23/14	(76,016)
USD	1,278,927	SEK	8,403,000	Bank of America N.A.	7/23/14	21,661
Total						$(103,097)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

20	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$2,157,026	—	—	$2,157,026
Consumer Finance	2,582,309	—	$150,006	2,732,315
Electronic Equipment, Instruments & Components	—	$3,841,118	—	3,841,118
Internet & Catalog Retail	19,186,044	—	—	19,186,044
Internet Software & Services	36,595,410	8,413,819	—	45,009,229
IT Services	30,487,418	957,438	—	31,444,856
Media	2,116,641	—	—	2,116,641
Oil, Gas & Consumable Fuels	1,401,820	—	—	1,401,820
Semiconductors & Semiconductor Equipment	16,525,355	9,035,337	—	25,560,692
Software	37,293,987	4,501,557	—	41,795,544
Technology Hardware, Storage & Peripherals	24,626,871	—	—	24,626,871
Wireless Telecommunication Services	1,404,064	1,356,318	—	2,760,382
Preferred Stocks:
Consumer Finance	—	—	1,654,415	1,654,415
Internet & Catalog Retail	—	—	1,004,512	1,004,512
Internet Software & Services	—	—	2,000,004	2,000,004
Software	—	—	8,622,045	8,622,045
Short-Term Securities	802,857	2,801,962	—	3,604,819
Total	$175,179,802	$30,907,549	$13,430,982	$219,518,333

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$110,309	—	$110,309
Liabilities:
Foreign currency exchange contracts	—	(213,406)	—	(213,406)
Total	—	$(103,097)	—	$(103,097)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$242,170	—	—	$242,170
Liabilities:
Collateral on securities loaned at value	—	$(2,801,962)	—	(2,801,962)
Total	$242,170	$(2,801,962)	—	$(2,559,792)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

BLACKROCK FUNDS	JUNE 30, 2014	21

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2013	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation		$(94,456)	$(94,456)
Purchases	$150,006	13,375,432	13,525,438
Sales	—	—	—
Closing Balance, as of June 30, 2014	$150,006	$13,280,976	$13,430,982

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	—	$(94,456)	$(94,456)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $8,423,560. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,101,197	Market Comparable Companies	5.5x 2016P Revenue Multiple[1]	5.5x
	1,906,225	Market Comparable Companies	11.5x 2015P Revenue Multiple[1]	11.5x
Total	$5,007,422

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

22	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
B/E Aerospace, Inc. (a)	87,100	$8,055,879
L-3 Communications Holdings, Inc.	68,200	8,235,150
Textron, Inc.	262,600	10,054,954
Triumph Group, Inc.	156,524	10,928,506

		37,274,489
Airlines — 1.3%
American Airlines Group, Inc. (a)	280,768	12,061,793
JetBlue Airways Corp. (a)	901,700	9,783,445

		21,845,238
Auto Components — 2.8%
Lear Corp.	133,160	11,893,851
TRW Automotive Holdings Corp. (a)	210,900	18,879,768
Visteon Corp. (a)	152,700	14,813,427

		45,587,046
Automobiles — 0.4%
Tesla Motors, Inc. (a)	26,460	6,351,988
Banks — 4.6%
BankUnited, Inc.	736,680	24,664,046
Regions Financial Corp.	1,527,880	16,226,086
SunTrust Banks, Inc.	349,230	13,990,154
Texas Capital Bancshares, Inc. (a)	125,300	6,759,935
Western Alliance Bancorp (a)	574,286	13,668,007

		75,308,228
Beverages — 0.5%
Molson Coors Brewing Co., Class B	120,300	8,921,448
Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc. (a)	72,800	11,375,000
Alkermes PLC (a)	267,300	13,453,209
BioMarin Pharmaceutical, Inc. (a)	212,700	13,232,067
InterMune, Inc. (a)	137,700	6,079,455
Karyopharm Therapeutics, Inc. (a)(b)	209,359	9,745,661
Kite Pharma, Inc. (a)	9,400	271,848
Regeneron Pharmaceuticals, Inc. (a)	24,760	6,993,957
Seattle Genetics, Inc. (a)	168,168	6,432,426
Vertex Pharmaceuticals, Inc. (a)	60,900	5,766,012

		73,349,635
Building Products — 0.2%
Continental Building Products, Inc. (a)	262,426	4,041,360
Capital Markets — 2.9%
Evercore Partners, Inc., Class A	142,700	8,225,228
Invesco Ltd.	443,070	16,725,893
WisdomTree Investments, Inc. (a)	1,790,127	22,125,970

		47,077,091
Chemicals — 3.2%
Axiall Corp.	313,047	14,797,732
Cytec Industries, Inc.	108,090	11,394,848
Eastman Chemical Co.	177,800	15,530,830
The Valspar Corp.	128,340	9,778,225

		51,501,635
Consumer Finance — 0.0%
LendingClub Corp. (Acquired 5/07/14, cost $699,985) (a)(c)	34,410	699,985
Containers & Packaging — 2.3%
Crown Holdings, Inc. (a)	413,450	20,573,272
Owens-Illinois, Inc. (a)	483,470	16,747,401

		37,320,673
Electric Utilities — 0.9%
Xcel Energy, Inc.	442,700	14,268,221

Common Stocks	Shares	Value
Electrical Equipment — 0.5%
Acuity Brands, Inc.	59,330	$8,202,373
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	88,680	8,543,431
Energy Equipment & Services — 0.5%
Bristow Group, Inc.	109,600	8,835,952
Food Products — 3.2%
Bunge Ltd.	100,800	7,624,512
The Hain Celestial Group, Inc. (a)	153,701	13,639,427
Hormel Foods Corp.	221,900	10,950,765
Keurig Green Mountain, Inc.	83,800	10,442,318
Pinnacle Foods, Inc.	299,300	9,846,970

		52,503,992
Health Care Equipment & Supplies — 2.4%
CareFusion Corp. (a)	261,810	11,611,274
The Cooper Cos., Inc.	62,070	8,412,347
Edwards Lifesciences Corp. (a)	120,200	10,317,968
Varian Medical Systems, Inc. (a)	115,400	9,594,356

		39,935,945
Health Care Providers & Services — 1.8%
HCA Holdings, Inc. (a)	308,360	17,385,337
Universal Health Services, Inc., Class B	123,190	11,796,674

		29,182,011
Hotels, Restaurants & Leisure — 1.9%
Aramark	333,000	8,618,040
Belmond Ltd., Class A	559,705	8,138,111
ClubCorp Holdings, Inc.	433,200	8,031,528
Performance Sports Group Ltd. (a)	325,200	5,577,180

		30,364,859
Household Durables — 2.4%
Installed Building Products, Inc. (a)	349,300	4,278,925
Jarden Corp. (a)	359,580	21,341,073
The New Home Co., Inc. (a)	237,600	3,357,288
Toll Brothers, Inc. (a)	277,955	10,256,539

		39,233,825
Household Products — 0.8%
Energizer Holdings, Inc.	102,400	12,495,872
Independent Power and Renewable Electricity Producers — 0.6%
Pattern Energy Group, Inc.	315,999	10,462,727
Industrial Conglomerates — 1.1%
Roper Industries, Inc.	126,420	18,458,584
Insurance — 1.5%
AON PLC	138,340	12,463,051
Reinsurance Group of America, Inc.	149,820	11,820,798

		24,283,849
Internet & Catalog Retail — 1.2%
Liberty Interactive Corp., Class A (a)	389,400	11,432,784
Netflix, Inc. (a)	16,700	7,358,020

		18,790,804
IT Services — 3.0%
Alliance Data Systems Corp. (a)	76,660	21,560,625
Euronet Worldwide, Inc. (a)	257,073	12,401,202
Fidelity National Information Services, Inc.	278,620	15,251,659

		49,213,486
Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	200,700	11,528,208
Charles River Laboratories International, Inc. (a)	212,800	11,389,056
Illumina, Inc. (a)	93,030	16,609,576

BLACKROCK FUNDS	JUNE 30, 2014	23

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services (concluded)
Thermo Fisher Scientific, Inc.	134,240	$15,840,320

		55,367,160
Machinery — 4.1%
Actuant Corp., Class A	282,330	9,760,148
Crane Co.	182,400	13,563,264
Flowserve Corp.	125,400	9,323,490
Snap-on, Inc.	150,870	17,881,112
Stanley Black & Decker, Inc.	179,300	15,746,126

		66,274,140
Marine — 0.4%
Diana Shipping, Inc. (a)	589,300	6,417,477
Media — 4.0%
AMC Networks, Inc., Class A (a)	153,400	9,432,566
The E.W. Scripps Co., Class A (a)	254,600	5,387,336
LIN Media LLC, Class A (a)	205,700	5,605,325
Markit Ltd. (a)	505,000	13,624,900
Nexstar Broadcasting Group, Inc., Class A	149,400	7,710,534
Sirius XM Holdings, Inc. (a)	5,357,600	18,537,296
Tribune Co. (a)	58,900	5,009,445

		65,307,402
Metals & Mining — 1.7%
Constellium NV, Class A (a)	454,772	14,579,990
US Silica Holdings, Inc.	237,700	13,178,088

		27,758,078
Oil, Gas & Consumable Fuels — 6.5%
Cabot Oil & Gas Corp.	345,384	11,791,410
Concho Resources Inc. (a)	157,180	22,712,510
Diamondback Energy, Inc. (a)	122,400	10,869,120
Eclipse Resources Corp. (a)	112,300	2,822,099
GasLog Ltd. (d)	340,600	10,861,734
GasLog Partners LP (a)	151,300	5,505,807
Gulfport Energy Corp. (a)	129,700	8,145,160
Navigator Holdings Ltd. (a)	388,542	11,415,364
Oasis Petroleum, Inc. (a)	273,560	15,289,268
Solazyme, Inc. (a)(b)	546,830	6,441,657

		105,854,129
Pharmaceuticals — 2.4%
Mallinckrodt PLC (a)	173,400	13,875,468
Mylan, Inc. (a)	187,700	9,677,812
Perrigo Co. PLC	109,700	15,989,872

		39,543,152
Professional Services — 1.0%
Equifax, Inc.	224,060	16,253,312
Real Estate Investment Trusts (REITs) — 4.5%
Hospitality Properties Trust	466,340	14,176,736
Host Hotels & Resorts, Inc.	780,400	17,176,604
Liberty Property Trust	303,700	11,519,341
RLJ Lodging Trust	568,450	16,422,521
Weyerhaeuser Co.	440,513	14,576,575

		73,871,777
Real Estate Management & Development — 2.1%
Kennedy-Wilson Holdings, Inc.	1,257,400	33,723,468
Road & Rail — 0.5%
Hertz Global Holdings, Inc. (a)	286,946	8,043,096
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. (a)	280,244	5,394,697
Avago Technologies Ltd.	197,318	14,220,708
Canadian Solar, Inc. (a)	183,400	5,733,084
NXP Semiconductor NV (a)	220,190	14,572,174

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp. (a)	179,640	$7,361,647
Veeco Instruments, Inc. (a)	359,900	13,409,874

		60,692,184
Software — 1.9%
Autodesk, Inc. (a)	199,300	11,236,534
ServiceNow, Inc. (a)	154,800	9,591,408
Tableau Software, Inc., Class A (a)	141,200	10,071,796

		30,899,738
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	200,850	8,686,763
Dick’s Sporting Goods, Inc.	137,600	6,406,656
Genesco, Inc. (a)	145,190	11,924,455
L Brands, Inc.	134,800	7,907,368

		34,925,242
Technology Hardware, Storage & Peripherals — 0.5%
Nimble Storage, Inc. (a)(b)	289,600	8,896,512
Textiles, Apparel & Luxury Goods — 4.0%
Kate Spade & Co. (a)	276,000	10,526,640
PVH Corp.	107,130	12,491,358
Ralph Lauren Corp.	58,600	9,416,434
Sequential Brands Group, Inc. (a)(e)	2,390,000	33,005,900

		65,440,332
Thrifts & Mortgage Finance — 0.5%
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(c)	610,420	7,599,729
Trading Companies & Distributors — 1.4%
United Rentals, Inc. (a)	224,167	23,477,010
Wireless Telecommunication Services — 1.9%
SBA Communications Corp., Class A (a)	250,330	25,608,759
T-Mobile U.S., Inc. (a)	164,900	5,543,938

		31,152,697
Total Common Stocks — 93.9%		1,535,551,382

Preferred Stocks
Consumer Finance — 0.3%
LendingClub Corp. (Acquired 4/15/14, cost $3,871,300) (a)(c)	190,306	3,871,300
Internet Software & Services — 0.3%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,970) (a)(c)	84,090	5,217,970
Software — 2.3%
Hortonworks, Inc., Series D (Acquired 3/21/14, cost $14,233,594) (a)(c)	1,167,923	14,236,981
MongoDB Series C (Acquired 12/19/13, cost $7,974,602) (a)(c)	317,888	7,600,702
MongoDB Series D (Acquired 12/19/13, cost $2,480,799) (a)(c)	98,891	2,364,484
MongoDB Series E (Acquired 12/19/13, cost $87,676) (a)(c)	3,495	83,565
New Relic, Inc. (Acquired 4/15/14, cost $9,551,576) (a)(c)	330,116	9,551,576
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(c)	701,470	4,300,011

		38,137,319
Total Preferred Stocks — 2.9%		47,226,589

24	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments (Cost — $1,151,441,594) — 96.8%		$1,582,777,971

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	56,254,018	56,254,018

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (f)(g)(h)	$8,136	8,136,372
Total Short-Term Securities (Cost — $64,390,390) — 3.9%		64,390,390

Value
Total Investments Before Options Written (Cost — $1,215,831,984*) — 100.7%	$1,647,168,361

Options Written
(Premiums Received — $ 301,420) — (0.0)%	(404,463)
Total Investments (Cost — $1,215,530,564) — 100.7%	1,646,763,898
Liabilities in Excess of Other Assets — (0.7)%	(10,768,909)

Net Assets — 100.0%	$1,635,994,989

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,219,372,189

Gross unrealized appreciation	$442,797,270
Gross unrealized depreciation	(15,001,098)

Net unrealized appreciation	$427,796,172

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $55,526,303 and an original cost of $56,017,242, which was 3.4% of its net assets.

(d)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(e)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Purchased	Shares Held at June 30, 2014	Value at June 30, 2014
Sequential Brands Group, Inc.	2,500,000	(110,000)	2,390,000	$33,005,900

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,610,474	8,643,544	56,254,018	$8,030
BlackRock Liquidity Series, LLC, Money Market Series	$185,313,336	$(177,176,964)	$8,136,372	$519,442

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	JUNE 30, 2014	25

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
GasLog Ltd.	Call	$30.00	7/19/14	1,703	$(404,463)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$37,274,489	—	—	$37,274,489
Airlines	21,845,238	—	—	21,845,238
Auto Components	45,587,046	—	—	45,587,046
Automobiles	6,351,988	—	—	6,351,988
Banks	75,308,228	—	—	75,308,228
Beverages	8,921,448	—	—	8,921,448
Biotechnology	73,349,635	—	—	73,349,635
Building Products	4,041,360	—	—	4,041,360
Capital Markets	47,077,091	—	—	47,077,091
Chemicals	51,501,635	—	—	51,501,635
Consumer Finance	—	—	$699,985	699,985
Containers & Packaging	37,320,673	—	—	37,320,673
Electric Utilities	14,268,221	—	—	14,268,221
Electrical Equipment	8,202,373	—	—	8,202,373
Electronic Equipment, Instruments & Components	8,543,431	—	—	8,543,431
Energy Equipment & Services	8,835,952	—	—	8,835,952
Food Products	52,503,992	—	—	52,503,992
Health Care Equipment & Supplies	39,935,945	—	—	39,935,945
Health Care Providers & Services	29,182,011	—	—	29,182,011
Hotels, Restaurants & Leisure	30,364,859	—	—	30,364,859
Household Durables	39,233,825	—	—	39,233,825
Household Products	12,495,872	—	—	12,495,872
Independent Power and Renewable Electricity Producers	10,462,727	—	—	10,462,727
Industrial Conglomerates	18,458,584	—	—	18,458,584
Insurance	24,283,849	—	—	24,283,849
Internet & Catalog Retail	18,790,804	—	—	18,790,804
IT Services	49,213,486	—	—	49,213,486
Life Sciences Tools & Services	55,367,160	—	—	55,367,160
Machinery	66,274,140	—	—	66,274,140

26	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Marine	$6,417,477	—	—	$6,417,477
Media	65,307,402	—	—	65,307,402
Metals & Mining	27,758,078	—	—	27,758,078
Oil, Gas & Consumable Fuels	105,854,129	—	—	105,854,129
Pharmaceuticals	39,543,152	—	—	39,543,152
Professional Services	16,253,312	—	—	16,253,312
Real Estate Investment Trusts (REITs)	73,871,777	—	—	73,871,777
Real Estate Management & Development	33,723,468	—	—	33,723,468
Road & Rail	8,043,096	—	—	8,043,096
Semiconductors & Semiconductor Equipment	60,692,184	—	—	60,692,184
Software	30,899,738	—	—	30,899,738
Specialty Retail	34,925,242	—	—	34,925,242
Technology Hardware, Storage & Peripherals	8,896,512	—	—	8,896,512
Textiles, Apparel & Luxury Goods	65,440,332	—	—	65,440,332
Thrifts & Mortgage Finance	—	—	$7,599,729	7,599,729
Trading Companies & Distributors	23,477,010	—	—	23,477,010
Wireless Telecommunication Services	31,152,697	—	—	31,152,697
Preferred Stocks:
Consumer Finance	—	—	3,871,300	3,871,300
Internet Software & Services	—	—	5,217,970	5,217,970
Software	—	—	38,137,319	38,137,319
Short-Term Securities	56,254,018	$8,136,372	—	64,390,390
Total	$1,583,505,686	$8,136,372	$55,526,303	$1,647,168,361

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(404,463)	—	—	$(404,463)
[1] Derivative financial instruments are options written, which are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$538,703	—	—	$538,703
Liabilities:
Collateral on securities loaned at value	—	$(8,136,372)	—	(8,136,372)
Total	$538,703	$(8,136,372)	—	$(7,597,669)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2013	$13,062,500	—	$13,062,500
Transfers into Level 3	—	—	—
Transfers out of Level 3	(13,062,500)	—	(13,062,500)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	—	$(490,935)	(490,935)
Purchases	8,299,714	47,717,524	56,017,238
Sales	—	—	—
Closing Balance, as of June 30, 2014	$8,299,714	$47,226,589	$55,526,303

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	—	$(490,935)	$(490,935)

BLACKROCK FUNDS	JUNE 30, 2014	27

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $31,240,571. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$14,236,981	Market Comparable Companies	5.5x 2016P Revenue Multiple[1]	5.5x
	10,048,751	Market Comparable Companies	11.5x 2015P Revenue Multiple[1]	11.5x
Total	$24,285,732

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

28	BLACKROCK FUNDS	JUNE 30, 2014

Consolidated Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 7.9%
Air Canada, Class B (a)	74,400	$664,479
Japan Airlines Co. Ltd.	827,100	45,729,953
United Continental Holdings, Inc. (a)	163,600	6,719,052

		53,113,484
Automobiles — 5.4%
Bayerische Motoren Werke AG	57,700	7,306,537
General Motors Co.	787,300	28,578,990

		35,885,527
Building Products — 0.2%
Owens Corning	38,200	1,477,576
Capital Markets — 0.0%
Freedom Pay, Inc. (a)	43,051	—
Chemicals — 0.5%
Chemtura Corp. (a)	127,000	3,318,510
Construction & Engineering — 1.0%
URS Corp.	140,000	6,419,000
Consumer Finance — 4.0%
Ally Financial Inc. (a)	286,750	6,856,193
Ally Financial Inc. (a)	255,400	6,106,614
Discover Financial Services	219,400	13,598,412

		26,561,219
Diversified Consumer Services — 3.8%
Houghton Mifflin Harcourt Co. (a)	1,332,767	25,535,816
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (a)	79,900	10,112,144
Energy Equipment & Services — 0.1%
Noble Corp. PLC	28,400	953,104
Food & Staples Retailing — 2.2%
Metro AG (a)	300,000	13,055,544
Whole Foods Market, Inc.	39,400	1,522,022

		14,577,566
Health Care Providers & Services — 4.0%
UnitedHealth Group, Inc.	323,800	26,470,650
Insurance — 9.4%
American International Group, Inc.	726,800	39,668,744
Fidelity National Financial, Inc., Class A	702,700	23,020,452

		62,689,196
Internet & Catalog Retail — 1.8%
Orbitz Worldwide, Inc. (a)	1,366,500	12,161,850
Internet Software & Services — 1.7%
eBay, Inc. (a)	137,720	6,894,263
Google, Inc., Class A (a)	5,800	3,391,086
Google, Inc., Class C (a)	2,100	1,208,088

		11,493,437
IT Services — 2.1%
Visa, Inc., Class A	66,000	13,906,860
Leisure Products — 0.1%
Brunswick Corp.	11,800	497,134

Common Stocks	Shares	Value
Media — 17.7%
CBS Corp., Class B	110,000	$6,835,400
Comcast Corp., Class A	163,700	8,787,416
Liberty Global PLC, Series A (a)	144,700	6,398,634
Liberty Global PLC, Series C (a)	144,700	6,122,257
Media General, Inc. (a)(b)	321,600	6,602,448
Nexstar Broadcasting Group, Inc., Class A	685,200	35,363,172
Sinclair Broadcast Group, Inc., Class A	1,384,304	48,104,564

		118,213,891
Metals & Mining — 0.3%
Kinross Gold Corp. (a)	515,000	2,132,100
Oil, Gas & Consumable Fuels — 12.4%
EQT Corp.	81,470	8,709,143
Gulfport Energy Corp. (a)	385,600	24,215,680
HollyFrontier Corp.	68,440	2,990,144
Marathon Petroleum Corp.	141,300	11,031,291
Suncor Energy, Inc.	699,800	29,832,474
Viper Energy Partners LP (a)	171,300	5,789,940

		82,568,672
Pharmaceuticals — 1.4%
Pfizer, Inc.	310,300	9,209,704
Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	393,800	4,501,134
Semiconductors & Semiconductor Equipment — 4.9%
Micron Technology, Inc. (a)	471,900	15,549,105
Samsung Electronics Co. Ltd., Preference Shares	11,800	12,365,175
SK Hynix, Inc. (a)	99,600	4,782,579

		32,696,859
Software — 2.8%
Activision Blizzard, Inc.	846,100	18,868,030
Wireless Telecommunication Services — 1.6%
Vodafone Group PLC — ADR	329,945	11,016,864
Total Common Stocks — 87.5%		584,380,327

Investment Companies
iShares Gold Trust (a)(c)	1,375,000	17,710,000
SPDR Gold Trust (a)(c)	260,000	33,290,400
Total Investment Companies — 7.6%		51,000,400

Participation Notes (a)
Semiconductors & Semiconductor Equipment — 2.4%
Merrill Lynch International (Samsung Electronics Co. Ltd.), due 9/09/14	12,000	15,684,720
Total Long-Term Investments (Cost — $539,767,323) — 97.5%		651,065,447

Portfolio Abbreviations

ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar	OTC	Over-the-counter
EUR	Euro	USD	U.S. Dollar
JPY	Japanese Yen

BLACKROCK FUNDS	JUNE 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	18,690,409	$18,690,409
Total Short-Term Securities (Cost — $18,690,409) — 2.8%		18,690,409

Options Purchased
(Cost — $787,950) — 0.0%		199,570
Total Investments Before Options Written (Cost — $559,245,682*) — 100.3%		669,955,426

Options Written	Value
(Premiums Received — $867,496) — (0.2)%	$(1,274,427)
Total Investments Net of Options Written — 100.1%	668,680,999
Liabilities in Excess of Other Assets — (0.1)%	(781,048)

Net Assets — 100.0%	$667,899,951

Notes to Consolidated Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$561,633,517

Gross unrealized appreciation	$116,279,104
Gross unrealized depreciation	(7,957,195)

Net unrealized appreciation	$108,321,909

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security is held by a wholly owned subsidiary.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at June 30, 2014	Value at June 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	25,752,136	—	(7,061,727)[1]	18,690,409	$18,690,409	$10,401	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	—	—	28,344	—
iShares Gold Trust	—	1,375,000	—	1,375,000	17,710,000	—	—
iShares Silver Trust	783,500	—	783,500	—	—	—	$(1,777,073)

[1]	Represents net shares sold.

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
(559)	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2014	USD	66,537,770	$(633,779)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	110,000	USD	150,896	Citibank N.A.	7/23/14	$(260)
EUR	962,000	USD	1,305,871	UBS AG	7/23/14	11,512
JPY	459,340,000	USD	4,498,425	BNP Paribas S.A.	7/23/14	36,658
JPY	341,489,000	USD	3,355,336	Toronto-Dominion Bank	7/23/14	16,199
USD	276,910	CAD	305,000	Goldman Sachs Bank USA	7/23/14	(8,745)
USD	21,176,629	EUR	15,311,000	BNP Paribas S.A.	7/23/14	209,423
USD	150,686	EUR	109,878	Deutsche Bank AG	7/23/14	217

2	BLACKROCK FUNDS	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	49,037,617	JPY	5,014,498,000	Bank of America N.A.	7/23/14	$(470,730)
USD	4,404,891	JPY	447,838,205	BNP Paribas S.A.	7/23/14	(16,634)
Total						$(222,360)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put	Strike Price		Expiration Date	Contracts	Market Value
Canadian Imperial Bank of Commerce	Put	USD	85.00	9/20/14	460	$25,300
Veeva Systems, Inc.	Put	USD	25.00	9/20/14	100	22,750
Toronto-Dominion Bank	Put	USD	45.00	10/18/14	3,480	104,400
American Tower	Put	USD	87.50	1/17/15	124	47,120
Total						$199,570

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Call	Strike Price		Expiration Date	Contracts	Market Value
American International Group, Inc.	Call	USD	52.50	7/19/14	1,500	$(341,250)
American International Group, Inc.	Call	USD	55.00	7/19/14	2,741	(141,162)
Discover Financial Services	Call	USD	60.00	7/19/14	713	(174,685)
Discover Financial Services	Call	USD	57.50	7/19/14	767	(375,830)
Suncor Energy, Inc.	Call	USD	40.00	7/19/14	875	(241,500)
Total						$(1,274,427)

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/05/14	USD	6,000	$(245,458)	—	$(245,458)
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/11/14	USD	4,500	(184,093)	—	(184,093)
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/11/14	USD	4,200	(171,820)	—	(171,820)
Total						$(601,371)	—	$(601,371)

[1]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$7,383,531	$45,729,953	—	$53,113,484
Automobiles	28,578,990	7,306,537	—	35,885,527
Building Products	1,477,576	—	—	1,477,576
Capital Markets	—	—	—	—
Chemicals	3,318,510	—	—	3,318,510
Construction & Engineering	6,419,000	—	—	6,419,000
Consumer Finance	19,705,026	—	$6,856,193	26,561,219
Diversified Consumer Services	25,535,816	—	—	25,535,816
Diversified Financial Services	10,112,144	—	—	10,112,144
Energy Equipment & Services	953,104	—	—	953,104
Food & Staples Retailing	1,522,022	13,055,544	—	14,577,566
Health Care Providers & Services	26,470,650	—	—	26,470,650
Insurance	62,689,196	—	—	62,689,196
Internet & Catalog Retail	12,161,850	—	—	12,161,850
Internet Software & Services	11,493,437	—	—	11,493,437
IT Services	13,906,860	—	—	13,906,860
Leisure Products	497,134	—	—	497,134
Media	118,213,891	—	—	118,213,891
Metals & Mining	2,132,100	—	—	2,132,100
Oil, Gas & Consumable Fuels	82,568,672	—	—	82,568,672
Pharmaceuticals	9,209,704	—	—	9,209,704
Real Estate Investment Trusts (REITs)	4,501,134	—	—	4,501,134
Semiconductors & Semiconductor Equipment	15,549,105	17,147,754	—	32,696,859
Software	18,868,030	—	—	18,868,030
Wireless Telecommunication Services	11,016,864	—	—	11,016,864
Investment Companies	51,000,400	—	—	51,000,400
Participation Notes:
Semiconductors & Semiconductor Equipment	—	15,684,720	—	15,684,720
Short-Term Securities	18,690,409	—	—	18,690,409
Options Purchased:
Equity Contracts	199,570	—	—	199,570
Total	$564,174,725	$98,924,508	$6,856,193	$669,955,426

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$274,009	—	$274,009
Liabilities:
Equity contracts	$(1,908,206)	(601,371)	—	(2,509,577)
Foreign currency exchange contracts	—	(496,369)	—	(496,369)
Total	$(1,908,206)	$(823,731)	—	$(2,731,937)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,509	—	—	$3,509
Cash pledged for financial futures contracts	2,994,000	—	—	2,994,000
Cash pledged as collateral for OTC derivatives	700,000	—	—	700,000
Foreign currency at value	2,349	—	—	2,349
Total	$3,699,858	—	—	$3,699,858

4	BLACKROCK FUNDS	JUNE 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

As of September 30, 2013, the Fund used other observable inputs in determining the value of certain equity securities. As of June 30, 2014, the Fund valued the same securities using unadjusted price quotations from an exchange. As a result, investments with a beginning of period value of $15,254,160 transferred from Level 2 to Level 1 in the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening balance, as of September 30, 2013	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	$34,318
Purchases	6,821,875
Sales	—
Closing balance, as of June 30, 2014	$6,856,193

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[1]	$34,318

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	JUNE 30, 2014	5

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 1.1%
XPO Logistics, Inc. (a)	159,186	$4,555,903
Airlines — 2.2%
Spirit Airlines, Inc. (a)	144,016	9,107,572
Banks — 2.6%
First Republic Bank	138,216	7,600,498
SVB Financial Group (a)	26,100	3,043,782

		10,644,280
Biotechnology — 1.0%
United Therapeutics Corp. (a)	47,921	4,240,529
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (a)	45,483	9,342,208
Commercial Services & Supplies — 3.7%
KAR Auction Services, Inc.	229,052	7,299,887
Waste Connections, Inc.	159,801	7,758,339

		15,058,226
Construction & Engineering — 0.3%
Louis XIII Holdings Ltd. (a)(b)	1,385,000	1,049,721
Diversified Consumer Services — 1.9%
H&R Block, Inc.	235,922	7,908,105
Diversified Financial Services — 2.6%
Moody’s Corp.	118,949	10,427,069
Electrical Equipment — 4.7%
Acuity Brands, Inc.	31,000	4,285,750
AMETEK, Inc.	168,597	8,814,251
SolarCity Corp. (a)(b)	85,461	6,033,547

		19,133,548
Energy Equipment & Services — 2.1%
Core Laboratories NV	38,439	6,421,619
FMC Technologies, Inc. (a)	33,837	2,066,426

		8,488,045
Food Products — 1.9%
Mead Johnson Nutrition Co.	84,066	7,832,429
Health Care Equipment & Supplies — 2.2%
The Cooper Cos., Inc.	67,142	9,099,755
Health Care Technology — 3.2%
Athenahealth, Inc. (a)(b)	40,187	5,028,599
IMS Health Holdings, Inc. (a)	302,044	7,756,490

		12,785,089
Hotels, Restaurants & Leisure — 5.2%
Dunkin’ Brands Group, Inc.	188,815	8,649,615
Panera Bread Co., Class A (a)	20,282	3,038,852
Wynn Resorts Ltd.	46,329	9,616,047

		21,304,514
Household Durables — 2.5%
Jarden Corp. (a)	171,946	10,204,995
Household Products — 1.8%
Spectrum Brands Holdings, Inc.	86,052	7,403,054
Internet & Catalog Retail — 11.7%
Liberty Ventures, Series A (a)	270,862	19,989,616
Netflix, Inc. (a)	23,686	10,436,052
TripAdvisor, Inc. (a)	78,876	8,570,666
Vipshop Holdings Ltd. — ADR (a)	45,938	8,624,400

		47,620,734
Internet Software & Services — 8.0%
58.com, Inc. — ADR (a)	100,010	5,406,541

Common Stocks	Shares	Value
Internet Software & Services (concluded)
CoStar Group, Inc. (a)	44,956	$7,110,691
IAC/InterActiveCorp	42,985	2,975,852
LinkedIn Corp., Class A (a)	69,689	11,949,573
Yelp, Inc. (a)(b)	66,129	5,070,772

		32,513,429
IT Services — 4.4%
Alliance Data Systems Corp. (a)	36,212	10,184,625
WEX, Inc. (a)	73,490	7,714,245

		17,898,870
Machinery — 5.3%
Colfax Corp. (a)	119,713	8,923,407
Pentair PLC	75,786	5,465,686
Timken Co.	102,588	6,959,570

		21,348,663
Marine — 1.3%
Kirby Corp. (a)	45,376	5,315,345
Media — 7.5%
Aimia, Inc.	406,100	7,109,271
Lions Gate Entertainment Corp.	88,021	2,515,640
The Madison Square Garden Co., Class A (a)	150,962	9,427,577
Schibsted ASA	218,029	11,341,026

		30,393,514
Oil, Gas & Consumable Fuels — 1.9%
Gulfport Energy Corp. (a)	38,892	2,442,418
Laredo Petroleum, Inc. (a)	166,823	5,168,177

		7,610,595
Pharmaceuticals — 3.1%
Alexza Pharmaceuticals, Inc.	81,252	—
Jazz Pharmaceuticals PLC (a)	51,249	7,534,115
Perrigo Co. PLC	34,092	4,969,250

		12,503,365
Professional Services — 0.9%
Towers Watson & Co., Class A	34,338	3,579,050
Road & Rail — 1.9%
Genesee & Wyoming, Inc., Class A (a)	73,418	7,708,890
Software — 4.0%
Autodesk, Inc. (a)	101,159	5,703,344
Informatica Corp. (a)	106,607	3,800,540
Qlik Technologies, Inc. (a)	296,107	6,697,940

		16,201,824
Specialty Retail — 2.1%
Restoration Hardware Holdings, Inc. (a)	89,948	8,369,661
Textiles, Apparel & Luxury Goods — 1.6%
Under Armour, Inc., Class A (a)	112,399	6,686,617
Trading Companies & Distributors — 0.8%
HD Supply Holdings, Inc. (a)	107,324	3,046,928
Wireless Telecommunication Services — 2.3%
SBA Communications Corp., Class A (a)	91,070	9,316,461
Total Common Stocks — 98.1%		398,698,988

6	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Internet Software & Services — 1.2%
Uber Technologies, Inc., Series D (Acquired 3/20/14, cost $5,000,911) (a)(c)	80,592	$5,000,911
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	2,811,905
Total Preferred Securities — 1.9%		7,812,816
Total Long-Term Investments (Cost — $322,522,797) — 100.0%		406,511,804

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	1,750,638	1,750,638

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)(f)	$7,419	7,418,699
Total Short-Term Securities (Cost — $9,169,337) — 2.3%		9,169,337
Total Investments (Cost — $331,692,134*) — 102.3%		415,681,141
Liabilities in Excess of Other Assets — (2.3)%		(9,332,482)

Net Assets — 100.0%		$406,348,659

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$332,236,144

Gross unrealized appreciation	$87,732,120
Gross unrealized depreciation	(4,287,123)

Net unrealized appreciation	$83,444,997

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $7,812,816 and an original cost of $7,812,816 which was 1.9% of its net assets.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	340,952	1,409,686	1,750,638	$1,750,638	$649
BlackRock Liquidity Series, LLC, Money Market Series	$31,633,241	$(24,214,542)	$7,418,699	$7,418,699	$61,251

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK FUNDS	JUNE 30, 2014	7

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	$4,555,903	—	—	$4,555,903
Airlines	9,107,572	—	—	9,107,572
Banks	10,644,280	—	—	10,644,280
Biotechnology	4,240,529	—	—	4,240,529
Capital Markets	9,342,208	—	—	9,342,208
Commercial Services & Supplies	15,058,226	—	—	15,058,226
Construction & Engineering	—	$1,049,721	—	1,049,721
Diversified Consumer Services	7,908,105	—	—	7,908,105
Diversified Financial Services	10,427,069	—	—	10,427,069
Electrical Equipment	19,133,548	—	—	19,133,548
Energy Equipment & Services	8,488,045	—	—	8,488,045
Food Products	7,832,429	—	—	7,832,429
Health Care Equipment & Supplies	9,099,755	—	—	9,099,755
Health Care Technology	12,785,089	—	—	12,785,089
Hotels, Restaurants & Leisure	21,304,514	—	—	21,304,514
Household Durables	10,204,995	—	—	10,204,995
Household Products	7,403,054	—	—	7,403,054
Internet & Catalog Retail	47,620,734	—	—	47,620,734
Internet Software & Services	32,513,429	—	—	32,513,429
IT Services	17,898,870	—	—	17,898,870
Machinery	21,348,663	—	—	21,348,663
Marine	5,315,345	—	—	5,315,345
Media	19,052,488	11,341,026	—	30,393,514
Oil, Gas & Consumable Fuels	7,610,595	—	—	7,610,595
Pharmaceuticals	12,503,365	—	—	12,503,365
Professional Services	3,579,050	—	—	3,579,050
Road & Rail	7,708,890	—	—	7,708,890
Software	16,201,824	—	—	16,201,824
Specialty Retail	8,369,661	—	—	8,369,661
Textiles, Apparel & Luxury Goods	6,686,617	—	—	6,686,617
Trading Companies & Distributors	3,046,928	—	—	3,046,928
Wireless Telecommunication Services	9,316,461	—	—	9,316,461
Preferred Securities:
Internet Software & Services	—	—	$5,000,911	5,000,911
Software	—	—	2,811,905	2,811,905
Short-Term Securities	1,750,638	7,418,699	—	9,169,337
Total	$388,058,879	$19,809,446	$7,812,816	$415,681,141

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$59,896	—	—	$59,896
Liabilities:
Collateral on securities loaned at value	—	$(7,418,699)	—	(7,418,699)
Total	$59,896	$(7,418,699)	—	$(7,358,803)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

8	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2013	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	—
Purchases	$7,812,816
Sales	—
Closing balance, as of June 30, 2014	$7,812,816

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	—

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	JUNE 30, 2014	9

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Ducommun, Inc. (a)	103,163	$2,695,649
Hexcel Corp. (a)	31,246	1,277,961
Spirit AeroSystems Holdings, Inc., Class A (a)	72,878	2,455,989
Taser International, Inc. (a)	169,276	2,251,371

		8,680,970
Airlines — 0.7%
American Airlines Group, Inc. (a)	12,816	550,575
Republic Airways Holdings, Inc. (a)	52,272	566,628
Spirit Airlines, Inc. (a)	75,029	4,744,834

		5,862,037
Auto Components — 2.8%
Gentherm, Inc. (a)	145,088	6,449,162
Lear Corp.	2,217	198,022
Stoneridge, Inc. (a)	93,688	1,004,335
Tenneco, Inc. (a)	2,252	147,956
Tower International, Inc. (a)	406,682	14,982,165

		22,781,640
Banks — 0.1%
Access National Corp.	9,636	146,082
CommunityOne Bancorp (a)	29,762	288,691
State Bank Financial Corp.	18	304
Texas Capital Bancshares, Inc. (a)	4,293	231,607

		666,684
Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. (a)	12,714	287,209
Acceleron Pharma, Inc. (a)	3,849	130,751
Achillion Pharmaceuticals, Inc. (a)	57,765	437,281
Acorda Therapeutics, Inc. (a)	83,356	2,809,931
Actinium Pharmaceuticals, Inc. (a)	23,820	171,980
Aegerion Pharmaceuticals, Inc. (a)	33,021	1,059,644
Akebia Therapeutics, Inc. (a)	2,082	57,859
Alder Biopharmaceuticals, Inc. (a)	86,371	1,733,466
Alnylam Pharmaceuticals, Inc. (a)	24,466	1,545,517
Ambit Biosciences Corp. (a)(b)	39,677	274,168
Ariad Pharmaceuticals, Inc. (a)	28,914	184,182
ArQule, Inc. (a)	65,615	101,703
Auspex Pharmaceuticals, Inc. (a)	5,205	115,915
BIND Therapeutics, Inc. (a)(b)	98,981	1,304,570
BioSpecifics Technologies Corp. (a)(c)	51,713	1,394,182
BioTime, Inc. (a)(b)	90,590	276,299
Celladon Corp. (a)	2,820	45,176
Celldex Therapeutics, Inc. (a)	1,801	29,392
Cepheid, Inc. (a)	37,362	1,791,134
Chimerix, Inc. (a)	27,174	596,198
China Biologic Products, Inc. (a)	17,624	783,739
Concert Pharmaceuticals, Inc. (a)	38,740	391,274
Cytokinetics, Inc. (a)	173,037	827,117
Dicerna Pharmaceuticals, Inc. (a)	23,896	539,333
Dyax Corp. (a)	120,464	1,156,454
Dynavax Technologies Corp. (a)	500,137	800,219
Emergent Biosolutions, Inc. (a)	76,487	1,717,898
Enanta Pharmaceuticals, Inc. (a)	29,049	1,251,140
Enzon Pharmaceuticals, Inc.	631,173	656,420
Exact Sciences Corp. (a)	4,618	78,645
Foundation Medicine, Inc. (a)(b)	35,770	964,359
GTx, Inc. (a)(b)	73,283	101,131
Halozyme Therapeutics, Inc. (a)	6,894	68,113
Harvard Apparatus Regenerative Technology, Inc. (a)	88,148	921,147
Hyperion Therapeutics, Inc. (a)	16,419	428,536

Common Stocks	Shares	Value
Biotechnology (concluded)
Ignyta, Inc. (a)	3,631	$33,006
Insmed, Inc. (a)	38,057	760,379
Insys Therapeutics, Inc. (a)(b)	59,778	1,866,867
InterMune, Inc. (a)	53,467	2,360,568
Ironwood Pharmaceuticals, Inc. (a)	31,609	484,566
Isis Pharmaceuticals, Inc. (a)	151,610	5,222,965
Keryx Biopharmaceuticals, Inc. (a)	6,526	100,370
Ligand Pharmaceuticals, Inc., Class B (a)	44,526	2,773,525
Macrogenics, Inc. (a)	73,829	1,604,304
MannKind Corp. (a)(b)	87,891	965,922
Momenta Pharmaceuticals, Inc. (a)	168,406	2,034,344
Myriad Genetics, Inc. (a)(b)	40,523	1,577,155
NPS Pharmaceuticals, Inc. (a)	123,596	4,084,848
OncoGenex Pharmaceutical, Inc. (a)	154,513	576,333
OncoMed Pharmaceuticals, Inc. (a)(b)	3,705	86,327
OPKO Health, Inc. (a)(b)	47,311	418,229
OvaScience, Inc. (a)	8,582	78,697
PDL BioPharma, Inc.	312,482	3,024,826
Peregrine Pharmaceuticals, Inc. (a)(b)	437,447	822,400
Portola Pharmaceuticals, Inc. (a)	6,296	183,717
Prothena Corp. PLC (a)	6,485	146,237
PTC Therapeutics, Inc. (a)	24,810	648,533
Puma Biotechnology, Inc. (a)	4,341	286,506
Receptos, Inc. (a)	5,947	253,342
Regado Biosciences, Inc. (a)	54,528	370,245
Regulus Therapeutics, Inc. (a)	167,699	1,348,300
Repligen Corp. (a)	69,282	1,578,937
Rigel Pharmaceuticals, Inc. (a)	370,779	1,345,928
Sangamo Biosciences, Inc. (a)	21,468	327,816
Sarepta Therapeutics, Inc. (a)	74,384	2,215,899
Stemline Therapeutics, Inc. (a)	11,671	171,214
Sunesis Pharmaceuticals, Inc. (a)	163,878	1,068,485
Synageva BioPharma Corp. (a)	7,804	817,859
Tesaro, Inc. (a)	2,095	65,175
Tetraphase Pharmaceuticals, Inc. (a)	68,214	920,207
Threshold Pharmaceuticals, Inc. (a)	227,047	899,106
Trevena, Inc. (a)	56,245	317,784
Ultragenyx Pharmaceutical, Inc. (a)	18,079	811,566
United Therapeutics Corp. (a)	5,641	499,172
Verastem, Inc. (a)	36,447	330,210
Versartis, Inc. (a)	14,829	415,805
Xencor, Inc. (a)	8,619	100,153

		69,029,909
Building Products — 1.2%
PGT, Inc. (a)	1,104,701	9,356,817
Ply Gem Holdings, Inc. (a)	21,583	217,988

		9,574,805
Capital Markets — 1.3%
HFF, Inc., Class A	243,730	9,064,319
Marcus & Millichap, Inc. (a)	20,055	511,603
Westwood Holdings Group, Inc.	13,094	786,164

		10,362,086
Chemicals — 1.2%
Chemtura Corp. (a)	9,704	253,566
Codexis, Inc. (a)	220	321
KMG Chemicals, Inc.	194	3,488
Landec Corp. (a)	23,879	298,249
OM Group, Inc.	109,567	3,553,258
PolyOne Corp.	138,116	5,820,208

		9,929,090

10	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 1.0%
Civeo Corp. (a)	154,267	$3,861,303
Performant Financial Corp. (a)	184,195	1,860,369
Steelcase, Inc., Class A	100,738	1,524,166
Viad Corp.	33,085	788,746

		8,034,584
Communications Equipment — 3.2%
Arista Networks, Inc. (a)	2,340	145,993
ARRIS Group, Inc. (a)	195,547	6,361,144
Aruba Networks, Inc. (a)	308,940	5,412,629
Aviat Networks, Inc. (a)	201,039	257,330
Calix, Inc. (a)	177,608	1,452,833
Ciena Corp. (a)	35,054	759,270
EchoStar Corp., Class A (a)	10,192	539,564
Extreme Networks, Inc. (a)	790,633	3,510,411
ShoreTel, Inc. (a)	12,316	80,300
Sonus Networks, Inc. (a)	1,063,068	3,816,414
Ubiquiti Networks, Inc. (a)(b)	83,806	3,787,193

		26,123,081
Computer & Office Equipment — 0.0%
Cognex Corp. (a)	3,964	152,218
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	48,357	764,041
Consumer Finance — 0.2%
JGWPT Holdings, Inc., Class A (a)	159,147	1,791,995
Regional Management Corp. (a)	5,454	84,373

		1,876,368
Containers & Packaging — 1.1%
Berry Plastics Group, Inc. (a)	31,227	805,657
Graphic Packaging Holding Co. (a)	670,884	7,849,343

		8,655,000
Diversified Consumer Services — 1.2%
Collectors Universe, Inc.	67,346	1,319,308
LifeLock, Inc. (a)	344,097	4,803,594
National American University Holdings, Inc.	9,696	29,864
Steiner Leisure Ltd. (a)	74,060	3,206,057

		9,358,823
Diversified Telecommunication Services — 1.2%
Inteliquent, Inc.	287,857	3,992,577
Leap Wireless International, Inc. (a)	11,529	29,053
Magicjack Vocaltec Ltd. (a)(b)	125,430	1,896,502
Premiere Global Services, Inc. (a)	166,054	2,216,821
Vonage Holdings Corp. (a)	412,686	1,547,573

		9,682,526
Electrical Equipment — 2.2%
EnerSys, Inc.	189,978	13,068,587
Enphase Energy, Inc. (a)	7,217	61,705
General Cable Corp.	186,662	4,789,747

		17,920,039
Electronic Equipment, Instruments & Components — 2.4%
Aeroflex Holding Corp. (a)	17,825	187,163
Anixter International, Inc.	20,733	2,074,751
Benchmark Electronics, Inc. (a)	53,710	1,368,531
Coherent, Inc. (a)	13,725	908,183
Electro Scientific Industries, Inc.	20,886	142,234
Littelfuse, Inc.	1,197	111,261
Measurement Specialties, Inc. (a)	14,404	1,239,752
Newport Corp. (a)	298,552	5,523,212
OSI Systems, Inc. (a)	12,320	822,360

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
RealD, Inc. (a)	446,085	$5,692,045
SYNNEX Corp. (a)	3,054	222,484
Zebra Technologies Corp., Class A (a)	16,746	1,378,531

		19,670,507
Energy Equipment & Services — 2.4%
Basic Energy Services, Inc. (a)	40,863	1,194,017
Bristow Group, Inc.	14,335	1,155,688
CHC Group Ltd. (a)	287,539	2,426,829
Glori Energy, Inc. (a)(b)	10,556	114,638
Helix Energy Solutions Group, Inc. (a)	130,082	3,422,457
ION Geophysical Corp. (a)	416,755	1,758,706
Matrix Service Co. (a)	168,171	5,514,327
North Atlantic Drilling Ltd.	250,341	2,658,621
Parker Drilling Co. (a)	8,292	54,064
Pioneer Energy Services Corp. (a)	48,425	849,375
Tidewater, Inc.	1,510	84,787

		19,233,509
Food & Staples Retailing — 0.3%
The Pantry, Inc. (a)	128,145	2,075,949
Food Products — 2.1%
Cal-Maine Foods, Inc.	984	73,131
Farmer Bros Co. (a)	19,316	417,419
Omega Protein Corp. (a)	111,816	1,529,643
Pilgrim’s Pride Corp. (a)	368,790	10,090,094
Sanderson Farms, Inc.	45,224	4,395,773
Seaboard Corp. (a)	40	120,811

		16,626,871
Health Care Equipment & Supplies — 4.6%
Align Technology, Inc. (a)	209,140	11,720,206
Anika Therapeutics, Inc. (a)(b)	69,106	3,201,681
CONMED Corp.	9,835	434,215
Dexcom, Inc. (a)	14,051	557,263
Exactech, Inc. (a)	23,267	587,026
Greatbatch, Inc. (a)	8,867	435,015
ICU Medical, Inc. (a)	54,774	3,330,807
Natus Medical, Inc. (a)	19,061	479,194
RTI Surgical, Inc. (a)	42,729	185,871
SurModics, Inc. (a)	76,794	1,644,927
Thoratec Corp. (a)	404,039	14,084,800
Utah Medical Products, Inc.	1,179	60,648

		36,721,653
Health Care Providers & Services — 4.2%
AMN Healthcare Services, Inc. (a)	273,535	3,364,481
BioTelemetry, Inc. (a)	25,512	182,921
Centene Corp. (a)	139,967	10,582,905
Corvel Corp. (a)	82,420	3,723,736
Cross Country Healthcare, Inc. (a)	74,975	488,837
Five Star Quality Care, Inc. (a)	123,029	616,375
Hanger, Inc. (a)	26,433	831,318
Team Health Holdings, Inc. (a)	220,301	11,001,832
VCA Antech, Inc. (a)	97,062	3,405,906

		34,198,311
Health Care Technology — 0.7%
MedAssets, Inc. (a)	26,643	608,526
Omnicell, Inc. (a)	173,366	4,977,338

		5,585,864
Hotels, Restaurants & Leisure — 2.7%
BJ’s Restaurants, Inc. (a)	2,787	97,294

BLACKROCK FUNDS	JUNE 30, 2014	11

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Bravo Brio Restaurant Group, Inc. (a)	3,359	$52,434
Caesars Acquisition Co., Class A (a)	26,398	326,543
Diamond Resorts International, Inc. (a)	194,464	4,525,177
Domino’s Pizza, Inc.	3,146	229,941
Einstein Noah Restaurant Group, Inc.	144,730	2,324,364
Hyatt Hotels Corp., Class A (a)	32,434	1,977,825
Interval Leisure Group, Inc.	183,209	4,019,605
Intrawest Resorts Holdings, Inc. (a)	24,603	281,950
Jack in the Box, Inc.	110,068	6,586,469
Monarch Casino & Resort, Inc. (a)	5,512	83,452
Papa John’s International, Inc.	3,662	155,232
Popeyes Louisiana Kitchen, Inc. (a)	2,927	127,939
Red Lion Hotels Corp. (a)	48,638	266,536
Ruth’s Hospitality Group, Inc.	26,296	324,756
Speedway Motorsports, Inc.	12	219
Vail Resorts, Inc.	2,744	211,782

		21,591,518
Household Durables — 0.2%
Cavco Industries, Inc. (a)	9,259	789,793
Zagg, Inc. (a)	134,594	730,845

		1,520,638
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC (a)	9,073	343,141
Insurance — 0.6%
Fidelity & Guaranty Life	15,896	380,550
Fortegra Financial Corp. (a)	39,559	301,440
Hallmark Financial Services, Inc. (a)	14,434	155,166
MBIA, Inc. (a)	44,387	490,032
Third Point Reinsurance Ltd. (a)	214,865	3,278,840
Universal Insurance Holdings, Inc.	16,244	210,685

		4,816,713
Internet & Catalog Retail — 0.8%
1-800-Flowers.com, Inc., Class A (a)	141,769	822,260
HSN, Inc.	40,993	2,428,425
Orbitz Worldwide, Inc. (a)	290,258	2,583,296
Shutterfly, Inc. (a)	6,142	264,475

		6,098,456
Internet Software & Services — 4.6%
Blucora, Inc. (a)	296,740	5,599,484
Borderfree, Inc. (a)	12,811	212,278
Care.com, Inc. (a)	2,741	34,701
Chegg, Inc. (a)	38,052	267,886
Constant Contact, Inc. (a)	32,923	1,057,158
Endurance International Group Holdings, Inc. (a)(b)	21,467	328,230
Everyday Health, Inc. (a)	3,063	56,604
Gogo, Inc. (a)(b)	207,146	4,051,776
Limelight Networks, Inc. (a)	226,206	692,190
LogMeIn, Inc. (a)	64,042	2,985,638
Move, Inc. (a)	186,203	2,753,942
NIC, Inc.	383,912	6,085,005
Q2 Holdings, Inc. (a)	6,382	91,007
Spark Networks, Inc. (a)(b)	148,655	842,874
Stamps.com, Inc. (a)	12,142	409,064
support.com, Inc. (a)	313,902	850,674
Travelzoo, Inc. (a)	106,251	2,055,957
Tremor Video, Inc. (a)	52,980	250,066
Web.com Group, Inc. (a)	274,565	7,926,692
Wix.com Ltd. (a)	8,067	160,049
Yelp, Inc. (a)	4,381	335,935
YuMe, Inc. (a)(b)	41,731	246,213

		37,293,423

Common Stocks	Shares	Value
IT Services — 2.7%
Acxiom Corp. (a)	3,913	$84,873
Cardtronics, Inc. (a)	3,889	132,537
The Dolan Co. (a)	14,888	908
Forrester Research, Inc.	6,640	251,523
Global Cash Access Holdings, Inc. (a)	477,357	4,248,477
Planet Payment, Inc. (a)	16,204	46,019
Syntel, Inc. (a)	151,039	12,983,312
TriNet Group, Inc. (a)	157,145	3,782,480
Unisys Corp. (a)	7,968	197,128

		21,727,257
Life Sciences Tools & Services — 0.2%
Furiex Pharmaceuticals, Inc. (a)	6,467	686,666
Harvard Bioscience, Inc. (a)	179,289	815,765

		1,502,431
Machinery — 4.7%
Blount International, Inc. (a)	4,452	62,818
Federal Signal Corp.	79,552	1,165,437
Global Brass & Copper Holdings, Inc.	250,991	4,241,748
The Gorman-Rupp Co.	2,417	85,489
The Greenbrier Cos., Inc.	207,083	11,927,981
Hyster-Yale Materials Handling, Inc.	42,076	3,725,409
John Bean Technologies Corp.	103,208	3,198,416
Luxfer Holdings PLC — ADR	628,668	11,913,259
The Middleby Corp. (a)	872	72,132
Woodward, Inc.	24,711	1,239,998
Xerium Technologies, Inc. (a)	8,607	120,154

		37,752,841
Manufacturing — 0.0%
Knoll, Inc.	2,903	50,309
Marine — 1.0%
Matson, Inc.	286,202	7,681,662
Scorpio Bulkers, Inc. (a)	84,790	754,631

		8,436,293
Media — 1.2%
AMC Entertainment Holdings, Inc., Class A	31,417	781,341
Crown Media Holdings, Inc., Class A (a)	185,694	674,069
CTC Media, Inc.	588,469	6,479,044
National CineMedia, Inc.	4,780	83,698
ReachLocal, Inc. (a)	50,235	353,152
Salem Communications Corp., Class A	13,686	129,470
SFX Entertainment, Inc. (a)(b)	80,533	652,317
Time, Inc. (a)	33,221	804,613

		9,957,704
Medical Instruments & Supplies — 0.1%
Idenix Pharmaceuticals, Inc. (a)	42,768	1,030,709
Metals & Mining — 0.3%
Materion Corp.	4,370	161,646
US Silica Holdings, Inc.	40,912	2,268,161

		2,429,807
Multi-Utilities — 0.0%
Avista Corp.	8	268
Oil & Gas — 0.1%
Petroquest Energy, Inc. (a)	72,706	546,749
Oil, Gas & Consumable Fuels — 5.4%
American Eagle Energy Corp. (a)	13,562	81,236
APCO Oil and Gas International, Inc. (a)	7,631	110,115
Athlon Energy, Inc. (a)	4,254	202,916
Bonanza Creek Energy, Inc. (a)	209,464	11,979,246
Callon Petroleum Co. (a)	50,851	592,414

12	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Carrizo Oil & Gas, Inc. (a)	17,842	$1,235,737
Energy XXI Bermuda Ltd. (a)	34,898	824,640
Kodiak Oil & Gas Corp. (a)	178,987	2,604,261
Laredo Petroleum, Inc. (a)	9,706	300,692
LinnCo LLC	24,265	759,252
Matador Resources Co. (a)	8,954	262,173
Parsley Energy, Inc., Class A (a)	151,727	3,652,069
PBF Energy, Inc., Class A	122,271	3,258,522
Rex Energy Corp. (a)	4,716	83,520
RSP Permian, Inc. (a)	177,515	5,758,587
SemGroup Corp., Class A	860	67,811
SM Energy Co.	5,316	447,076
Stone Energy Corp. (a)	4,684	219,164
Targa Resources Corp.	8,157	1,138,472
Vaalco Energy, Inc. (a)	208,219	1,505,423
Warren Resources, Inc. (a)	98,578	611,184
Western Refining, Inc.	211,638	7,947,007

		43,641,517
Paper & Forest Products — 1.8%
Boise Cascade Co. (a)	11,411	326,811
KapStone Paper and Packaging Corp. (a)	432,966	14,344,164

		14,670,975
Personal Products — 0.9%
Prestige Brands Holdings, Inc. (a)	132,698	4,497,135
USANA Health Sciences, Inc. (a)	31,378	2,451,877

		6,949,012
Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc. (a)	16,732	414,452
Alexza Pharmaceuticals, Inc.	1,000,249	—
Horizon Pharma, Inc. (a)	47,530	751,925
Lannett Co., Inc. (a)	156,805	7,780,664
Revance Therapeutics, Inc. (a)	41,861	1,423,274
Sciclone Pharmaceuticals, Inc. (a)	265,629	1,397,209

		11,767,524
Professional Services — 2.4%
Kforce, Inc.	432,663	9,367,154
Mistras Group, Inc. (a)	6,741	165,289
RPX Corp. (a)(b)	564,183	10,014,248

		19,546,691
Real Estate Investment Trusts (REITs) — 2.1%
Altisource Residential Corp.	3	78
Cedar Realty Trust, Inc.	35	219
Chesapeake Lodging Trust	7,499	226,695
DuPont Fabros Technology, Inc.	200,356	5,401,598
The Geo Group, Inc.	89,705	3,205,160
Northstar Realty Finance Corp. (a)	7,095	123,311
PS Business Parks, Inc.	80,224	6,697,902
Sovran Self Storage, Inc.	8,612	665,277
Sun Communities, Inc.	4,330	215,807
Western Asset Mortgage Capital Corp.	3,857	54,654

		16,590,701
Real Estate Management & Development — 0.5%
AV Homes, Inc. (a)	7	114
Forestar Group, Inc. (a)	182,418	3,482,360
Tejon Ranch Co. (a)	14,249	458,675

		3,941,149
Road & Rail — 0.8%
Swift Transportation Co. (a)	243,082	6,132,959
Semiconductor Equipment — 0.0%
Cirrus Logic, Inc. (a)	3,054	69,448

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc. (a)	150,876	$2,904,363
Alpha & Omega Semiconductor Ltd. (a)	62,511	579,477
Ambarella, Inc. (a)(b)	16,306	508,421
Amkor Technology, Inc. (a)	10,212	114,170
Cavium, Inc. (a)	23,789	1,181,362
Entegris, Inc. (a)	9,077	124,763
Inphi Corp. (a)	170,282	2,499,740
Intermolecular, Inc. (a)	280,962	654,641
International Rectifier Corp. (a)	2,012	56,135
Lattice Semiconductor Corp. (a)	53,252	439,329
MaxLinear, Inc., Class A (a)	63,125	635,669
Microsemi Corp. (a)	480,479	12,857,618
Monolithic Power Systems, Inc.	20,871	883,887
Pericom Semiconductor Corp. (a)	44,136	398,989
PLX Technology, Inc. (a)	36,648	237,113
Silicon Image, Inc. (a)	649,337	3,272,658
Silicon Laboratories, Inc. (a)	3,700	182,225
Spansion, Inc., Class A (a)	64,369	1,356,255
Synaptics, Inc. (a)(b)	134,591	12,199,328

		41,086,143
Software — 6.6%
Aspen Technology, Inc. (a)	384,254	17,829,386
AVG Technologies NV (a)	302,366	6,086,628
Manhattan Associates, Inc. (a)	473,168	16,291,174
Net1 UEPS Technologies, Inc. (a)	14,336	163,144
Progress Software Corp. (a)	151,190	3,634,608
PROS Holdings, Inc. (a)	129,764	3,430,960
PTC, Inc. (a)	59,101	2,293,119
QAD, Inc., Class A	28,477	607,130
The Rubicon Project, Inc. (a)	15,351	197,107
SolarWinds, Inc. (a)	2,211	85,477
Verint Systems, Inc. (a)	45,446	2,229,126
Viggle, Inc. (a)	16,470	35,658

		52,883,517
Specialty Retail — 2.2%
Aaron’s, Inc.	147,274	5,248,845
ANN, Inc. (a)	12,787	526,057
Big 5 Sporting Goods Corp.	128,408	1,575,566
DSW, Inc., Class A	37,222	1,039,983
Haverty Furniture Cos., Inc.	93,150	2,340,859
Kirkland’s, Inc. (a)	65,270	1,210,759
Outerwall, Inc. (a)	36,372	2,158,678
Penske Automotive Group, Inc.	23,458	1,161,171
Sears Hometown and Outlet Stores, Inc. (a)	98,113	2,106,486
Sportsman’s Warehouse Holdings, Inc. (a)	27,273	218,184
Systemax, Inc. (a)	16	230
The Wet Seal, Inc., Class A (a)(b)	646,976	588,748

		18,175,566
Technology Hardware, Storage & Peripherals — 0.3%
Immersion Corp. (a)	175,271	2,229,447
Quantum Corp. (a)	277,474	338,518
Super Micro Computer, Inc. (a)	5,002	126,401

		2,694,366
Textiles, Apparel & Luxury Goods — 2.1%
Iconix Brand Group, Inc. (a)	86,090	3,696,705
Movado Group, Inc.	207,769	8,657,734
Skechers U.S.A., Inc., Class A (a)	97,147	4,439,618

		16,794,057
Thrifts & Mortgage Finance — 0.6%
Heritage Financial Group, Inc.	11,636	230,742

BLACKROCK FUNDS	JUNE 30, 2014	13

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
HomeStreet, Inc.	238,353	$4,378,545
MGIC Investment Corp. (a)	42,651	394,095
Provident Financial Holdings, Inc.	21	305

		5,003,687
Trading Companies & Distributors — 2.0%
Air Lease Corp.	25,562	986,182
MRC Global, Inc. (a)	331,042	9,365,178
Watsco, Inc.	55,453	5,698,350
Willis Lease Finance Corp. (a)	9,853	241,596

		16,291,306
Water Utilities — 0.6%
American States Water Co.	153,483	5,100,240
Total Common Stocks — 98.0%		790,003,680

Preferred Securities
Preferred Stocks	Shares	Value
Consumer Finance — 0.2%
LendingClub Corp. (Acquired 4/15/14, cost $1,161,150) (a)(d)	57,080	1,161,150
Household Durables — 0.1%
AliphCom (Acquired 6/03/14, cost $749,991) (a)(d)	66,562	749,991
Software — 0.5%
Apigee Corp., Series H (Acquired 4/15/14, cost $303,400) (a)(d)	104,261	303,400
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (d)	60,511	1,446,818
MongoDB Series D (Acquired 12/19/13, cost $472,222) (d)	18,824	450,082
MongoDB Series E (Acquired 12/19/13, cost $16,682) (d)	665	15,900

Preferred Stocks	Shares	Value
Software (concluded)
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(d)	326,264	$1,999,998

		4,216,198
Total Preferred Securities — 0.8%		6,127,339

Warrants (e)
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/08/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price USD 40.00)	3,330	9,757
Total Long-Term Investments (Cost — $681,876,546) — 98.8%		796,140,776

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	10,569,372	10,569,372
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (f)(g)(h)	$23,769	23,768,609
Total Short-Term Securities (Cost — $34,337,981) — 4.3%		34,337,981
Total Investments (Cost — $716,214,527*) — 103.1%		830,478,757
Liabilities in Excess of Other Assets — (3.1)%		(24,698,056)

Net Assets — 100.0%		$805,780,701

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$721,464,793

Gross unrealized appreciation	$134,198,917
Gross unrealized depreciation	(25,184,953)

Net unrealized appreciation	$109,013,964

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Sold	Shares Held at June 30, 2014	Value at June 30, 2014	Realized Gain (Loss)
BioSpecifics Technologies Corp.[1]	339,291	(287,578)	51,713	$1,394,182	$979,173
Cbeyond, Inc.[1]	2,230,851	(2,230,851)	—	—	$(398,206)
Gentium SpA — ADR[1]	1,267,927	(1,267,927)	—	—	$47,756,522

[1]	No longer an affiliated company or held by the Fund as of report date.

(d)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $6,127,339 and an original cost of $6,221,433 which was 0.8% of its net assets.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

14	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,218,232	(12,648,860)	10,569,372	$3,488
BlackRock Liquidity Series, LLC, Money Market Series	$122,835,897	$(99,067,288)	$23,768,609	$680,512

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
99	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2014	USD	11,783,970	$111,581

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$8,680,970	—	—	$8,680,970
Airlines	5,862,037	—	—	5,862,037
Auto Components	22,781,640	—	—	22,781,640
Banks	666,684	—	—	666,684
Biotechnology	69,029,909	—	—	69,029,909
Building Products	9,574,805	—	—	9,574,805
Capital Markets	10,362,086	—	—	10,362,086
Chemicals	9,929,090	—	—	9,929,090
Commercial Services & Supplies	8,034,584	—	—	8,034,584
Communications Equipment	26,123,081	—	—	26,123,081
Computer & Office Equipment	152,218	—	—	152,218
Construction & Engineering	764,041	—	—	764,041
Consumer Finance	1,876,368	—	—	1,876,368
Containers & Packaging	8,655,000	—	—	8,655,000
Diversified Consumer Services	9,358,823	—	—	9,358,823
Diversified Telecommunication Services	9,682,526	—	—	9,682,526

BLACKROCK FUNDS	JUNE 30, 2014	15

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Electrical Equipment	$17,920,039	—	—	$17,920,039
Electronic Equipment, Instruments & Components	19,670,507	—	—	19,670,507
Energy Equipment & Services	19,233,509	—	—	19,233,509
Food & Staples Retailing	2,075,949	—	—	2,075,949
Food Products	16,626,871	—	—	16,626,871
Health Care Equipment & Supplies	36,721,653	—	—	36,721,653
Health Care Providers & Services	34,198,311	—	—	34,198,311
Health Care Technology	5,585,864	—	—	5,585,864
Hotels, Restaurants & Leisure	21,591,518	—	—	21,591,518
Household Durables	1,520,638	—	—	1,520,638
Independent Power and Renewable Electricity Producers	343,141	—	—	343,141
Insurance	4,816,713	—	—	4,816,713
Internet & Catalog Retail	6,098,456	—	—	6,098,456
Internet Software & Services	37,293,423	—	—	37,293,423
IT Services	21,727,257	—	—	21,727,257
Life Sciences Tools & Services	1,502,431	—	—	1,502,431
Machinery	37,752,841	—	—	37,752,841
Manufacturing	50,309	—	—	50,309
Marine	8,436,293	—	—	8,436,293
Media	9,957,704	—	—	9,957,704
Medical Instruments & Supplies	1,030,709	—	—	1,030,709
Metals & Mining	2,429,807	—	—	2,429,807
Multi-Utilities	268	—	—	268
Oil & Gas	546,749	—	—	546,749
Oil, Gas & Consumable Fuels	43,641,517	—	—	43,641,517
Paper & Forest Products	14,670,975	—	—	14,670,975
Personal Products	6,949,012	—	—	6,949,012
Pharmaceuticals	11,767,524	—	—	11,767,524
Professional Services	19,546,691	—	—	19,546,691
Real Estate Investment Trusts (REITs)	16,590,701	—	—	16,590,701
Real Estate Management & Development	3,941,149	—	—	3,941,149
Road & Rail	6,132,959	—	—	6,132,959
Semiconductor Equipment	69,448	—	—	69,448
Semiconductors & Semiconductor Equipment	41,086,143	—	—	41,086,143
Software	52,847,859	—	$35,658	52,883,517
Specialty Retail	18,175,566	—	—	18,175,566
Technology Hardware, Storage & Peripherals	2,694,366	—	—	2,694,366
Textiles, Apparel & Luxury Goods	16,794,057	—	—	16,794,057
Thrifts & Mortgage Finance	5,003,687	—	—	5,003,687
Trading Companies & Distributors	16,291,306	—	—	16,291,306
Water Utilities	5,100,240	—	—	5,100,240
Preferred Securities:
Consumer Finance	—	—	1,161,150	1,161,150
Household Durables	—	—	749,991	749,991
Software	—	—	4,216,198	4,216,198
Warrants	9,757	—	—	9,757
Short-Term Securities	10,569,372	$23,768,609	—	34,337,981
Total	$800,547,151	$23,768,609	$6,162,997	$830,478,757

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$111,581	—	—	$111,581
[1] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

16	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$375,280	—	—	$375,280
Liabilities:
Collateral on securities loaned at value	—	$(23,768,609)	—	(23,768,609)
Total	$375,280	$(23,768,609)	—	$(23,393,329)

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS	JUNE 30, 2014	17

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1.96%, 7/25/32	USD	11	$8,852
Asset-Backed European Securitisation Transaction S.r.l., Series 9, Class A, 0.98%, 12/10/28		310	424,929
Driver GmbH, Series 12, Class A, 0.61%, 6/21/20		489	670,254
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.43%, 1/10/39 (b)		134	1
Storm BV, Series 2014-2, Class A1, 0.50%, 3/22/51 (c)		100	136,964
Structured Mortgage Asset Residential Trust, Series 2014-2E, Class AE, 0.59%, 6/14/21		500	684,719
Sunrise S.r.l., Series 2014-1, Class A, 1.13%, 5/27/31		200	274,134
Total Asset-Backed Securities — 0.3%			2,199,853

Common Stocks		Shares
Air Freight & Logistics — 0.3%
Deutsche Post AG, Registered Shares		52,009	1,877,260
Automobiles — 0.5%
Honda Motor Co. Ltd.		41,800	1,458,601
Tata Motors Ltd.		119,020	856,613
Yamaha Motor Co. Ltd.		71,000	1,222,649

			3,537,863
Banks — 1.0%
BNP Paribas SA		17,771	1,207,695
Erste Group Bank AG		26,522	857,532
Mitsubishi UFJ Financial Group, Inc.		300,500	1,844,685
Sberbank of Russia — ADR		110,829	1,127,131
Société Générale SA		23,933	1,255,110
UniCredit SpA		107,488	898,747

			7,190,900
Beverages — 0.4%
Anheuser-Busch InBev NV		13,203	1,517,030
SABMiller PLC		16,182	937,823

			2,454,853
Capital Markets — 0.2%
Credit Suisse Group AG		37,826	1,075,763
Diversified Financial Services — 0.1%
ING Groep NV — CVA (d)		64,839	909,853

Common Stocks	Shares	Value
Electrical Equipment — 0.3%
Mitsubishi Electric Corp.	92,000	$1,136,452
Schneider Electric SE	11,233	1,059,198

		2,195,650
Food Products — 0.1%
BRF SA	25,400	616,291
Hotels, Restaurants & Leisure — 0.2%
Sands China Ltd.	206,000	1,554,824
Insurance — 0.2%
Tokio Marine Holdings, Inc.	44,400	1,461,371
Machinery — 0.3%
Makita Corp.	28,200	1,742,871
THK Co. Ltd.	27,600	650,684

		2,393,555
Media — 1.1%
Discovery Communications, Inc., Class A (d)	22,854	1,697,595
Grupo Televisa SAB — ADR	54,532	1,870,993
ITV PLC	614,953	1,874,030
Liberty Global PLC, Series A (d)	26,310	1,163,428
Liberty Global PLC, Series C (d)	21,492	909,326

		7,515,372
Metals & Mining — 0.4%
ArcelorMittal	56,044	835,513
POSCO	2,827	844,779
Rio Tinto PLC	23,129	1,248,827

		2,929,119
Oil, Gas & Consumable Fuels — 0.6%
BG Group PLC	60,072	1,267,595
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (d)(e)	3,200	31,616
Matador Resources Co. (Acquired 4/13/06, cost $8,451) (d)(e)	939	27,485
Royal Dutch Shell PLC, A Shares	67,199	2,776,832

		4,103,528
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (d)	26,991	70,067
Ainsworth Lumber Co. Ltd. (b)(d)	19,432	50,444

		120,511

Portfolio Abbreviations

ADR	American Depositary Receipts	JPY	Japanese Yen	SEK	Swedish Krona
AUD	Australian Dollar	JSC	Joint Stock Company	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CZK	Czech Koruna	MXN	Mexican Peso	THB	Thai Baht
DKK	Danish Krone	MYR	Malaysian Ringgit	TRY	Turkish Lira
ETF	Exchange Traded Fund	NOK	Norwegian Krone	TWD	Taiwan New Dollar
EUR	Euro	NZD	New Zealand Dollar	USD	U.S. Dollar
EURIBOR	Euro Interbank Offer Rate	OJSC	Open Joint Stock Company	ZAR	South African Rand
GBP	British Pound	OTC	Over-the-counter
ILS	Israeli Shekel	REIT	Real Estate Investment Trust

BLACKROCK FUNDS	JUNE 30, 2014	1

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Pharmaceuticals — 1.4%
AstraZeneca PLC		30,981	$2,304,902
Novo Nordisk A/S, Class B		46,885	2,163,882
Roche Holding AG		6,837	2,037,131
Shire PLC		20,904	1,639,766
Teva Pharmaceutical Industries Ltd. — ADR		26,285	1,377,860

			9,523,541
Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ		90,977	688,401
Textiles, Apparel & Luxury Goods — 0.2%
Cie Financiere Richemont SA, Registered Shares		15,431	1,617,003
Tobacco — 0.5%
Imperial Tobacco Group PLC		39,464	1,775,400
Japan Tobacco, Inc.		36,400	1,327,221

			3,102,621
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., B Shares		35,449	1,426,531
Total Common Stocks — 8.1%			56,294,810

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
Airbus Group Finance BV, 2.70%, 4/17/23 (b)	USD	500	481,487
Airlines — 0.0%
Ryanair Ltd., 1.88%, 6/17/21	EUR	200	273,112
Auto Components — 0.1%
Continental AG:
3.00%, 7/16/18		100	147,456
3.13%, 9/09/20		200	300,538
Schaeffler Finance BV:
2.75%, 5/15/19		175	239,870
3.50%, 5/15/22		100	137,683
Valeo SA, 3.25%, 1/22/24		100	148,631

			974,178
Automobiles — 0.1%
Volkswagen International Finance NV, 2.00%, 1/14/20		400	571,489
Banks — 3.1%
Abbey National Treasury Services PLC, 4.25%, 4/12/21		500	824,081
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	232,998
Banca Monte dei Paschi di Siena SpA:
3.63%, 4/01/19	EUR	200	280,065
2.88%, 4/16/21		300	424,858
Banco de Sabadell SA, 3.38%, 1/23/18		200	295,036
Banco Espirito Santo SA, 4.00%, 1/21/19		400	536,886
Banco Popular Espanol SA, 2.13%, 10/08/19		400	562,110
Bank of Ireland Mortgage Bank:
1.88%, 5/13/17		300	423,758
3.63%, 10/02/20		200	310,180
Bankia SA, 3.50%, 1/17/19		600	873,085
Bankinter SA, 3.88%, 10/30/15		300	428,903
BNP Paribas SA, 2.88%, 11/27/17		300	437,537

Corporate Bonds	Par (000)		Value
Banks (concluded)
CaixaBank SA:
5.00%, 11/14/23 (a)	EUR	200	$296,271
2.63%, 3/21/24		200	285,407
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	296,612
Carrefour Banque SA, 2.88%, 9/25/15	EUR	200	281,484
Citigroup, Inc.:
5.00%, 9/15/14	USD	140	141,240
4.59%, 12/15/15		700	737,902
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.50%, 5/26/26 (a)	EUR	225	305,563
Credit Agricole SA:
2.38%, 5/20/24		200	277,802
3.13%, 2/05/26		400	589,896
Danske Bank A/S:
3.88%, 5/18/16		500	726,699
3.88%, 10/04/23 (a)		300	441,401
2.75%, 5/19/26 (a)		100	137,757
Dexia Credit Local SA, 1.25%, 10/18/16	USD	1,660	1,671,482
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		680	705,500
HSBC Holdings PLC, 6.10%, 1/14/42		150	189,066
Hypo Alpe-Adria-Bank International AG, 2.38%, 12/13/22	EUR	1,300	1,835,152
ING Bank NV:
3.38%, 1/11/18		250	377,321
4.13%, 11/21/23 (a)	USD	330	339,487
Intesa Sanpaolo SpA:
3.00%, 1/28/19	EUR	250	363,723
5.25%, 1/12/24	USD	300	328,064
5.02%, 6/26/24 (b)		200	202,363
3.38%, 1/24/25	EUR	200	301,112
3.25%, 2/10/26		100	147,885
Intesa Sanpaolo Vita SpA, 5.35%, 9/18/18		100	152,041
Lloyds Bank PLC:
6.50%, 3/24/20		300	499,228
4.00%, 9/29/20		250	404,935
Macquarie Bank Ltd.:
2.50%, 9/18/18		200	288,649
2.60%, 6/24/19 (b)	USD	800	805,057
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (a)(b)		340	345,933
Royal Bank of Scotland Group PLC, 1.63%, 6/25/19	EUR	225	309,417
Société Générale SFH, 2.88%, 3/14/19		500	756,312
Swedbank AB, 3.00%, 12/05/22 (a)		384	551,476
Turkiye Vakiflar Bankasi Tao, 3.50%, 6/17/19		150	203,752
UniCredit SpA:
6.95%, 10/31/22		100	166,264
3.00%, 1/31/24		280	410,257
5.75%, 10/28/25 (a)		150	230,972

			21,732,979
Capital Markets — 0.7%
Credit Suisse AG/Guernsey, 1.00%, 3/12/19		525	728,727
European Investment Bank:
1.00%, 8/17/17	USD	453	453,237
1.50%, 4/15/21	EUR	1,150	1,632,855
2.15%, 1/18/27	JPY	20,000	228,549

2	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	$810,029
Jefferies Group LLC, 2.38%, 5/20/20	EUR	125	172,799
Morgan Stanley, 3.75%, 2/25/23	USD	650	661,231
UBS AG, 4.75%, 2/12/26 (a)	EUR	175	254,880

			4,942,307
Chemicals — 0.1%
Brenntag Finance BV, 5.50%, 7/19/18		400	624,675
GCS Holdco Finance I SA, 6.50%, 11/15/18		100	145,146
Monsanto Co., 4.20%, 7/15/34	USD	100	100,928

			870,749
Consumer Finance — 0.0%
Ally Financial Inc., 3.50%, 1/27/19		79	79,766
Containers & Packaging — 0.0%
Crown European Holdings SA, 4.00%, 7/15/22	EUR	100	137,060
Diversified Financial Services — 0.8%
American Honda Finance Corp., 1.88%, 9/04/19		500	709,948
Bank of America Corp., 5.70%, 1/24/22	USD	600	696,230
Banque Federative du Credit Mutuel SA, 3.00%, 5/21/24	EUR	200	276,580
Caisse Centrale du Credit Immobilier de France SA, 0.50%, 5/19/17		1,000	1,374,802
Caja de Ahorros y Pensiones de Barcelona, 2.38%, 5/09/19		300	418,942
Imperial Tobacco Finance PLC, 3.38%, 2/26/26		325	475,596
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	USD	445	506,174
The NASDAQ OMX Group, Inc., 3.88%, 6/07/21	EUR	200	299,533
Nationwide Building Society:
3.13%, 4/03/17		100	145,816
4.13%, 3/20/23 (a)		150	218,515
Old Mutual PLC, 7.13%, 10/19/16	GBP	200	374,271

			5,496,407
Diversified Telecommunication Services — 0.5%
AT&T Inc., 4.80%, 6/15/44	USD	500	510,429
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21	EUR	250	352,728
OTE PLC, 7.88%, 2/07/18	GBP	300	478,176
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	247,260
2.38%, 2/17/22	EUR	125	178,420
3.25%, 2/17/26		100	148,695
6.40%, 2/15/38	USD	200	244,268
6.55%, 9/15/43		250	314,610
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	205	280,005
4.75%, 7/15/20 (b)	USD	350	352,625

			3,107,216
Electric Utilities — 0.4%
Alabama Power Co., 3.95%, 6/01/21		220	235,707
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		150	193,431
Enel Finance International NV, 5.63%, 8/14/24	GBP	100	192,174
Energa Finance AB, 3.25%, 3/19/20	EUR	300	436,464
ESB Finance Ltd., 6.25%, 9/11/17		200	319,559

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Georgia Power Co., 3.00%, 4/15/16	USD	390	$406,073
PacifiCorp, 6.25%, 10/15/37		100	130,085
PGE SWEDEN AB, 1.63%, 6/09/19	EUR	200	274,424
PPC Finance PLC, 5.50%, 5/01/19		200	279,474

			2,467,391
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.00%, 4/11/43	USD	500	478,955
Food Products — 0.1%
Barry Callebaut Services NV, 5.63%, 6/15/21	EUR	250	397,107
Boparan Finance PLC:
5.25%, 7/15/19	GBP	100	169,676
4.38%, 7/15/21	EUR	100	136,334
5.50%, 7/15/21	GBP	100	168,350
Mead Johnson Nutrition Co., 4.60%, 6/01/44	USD	100	100,803

			972,270
Gas Utilities — 0.1%
Gas Natural Finance BV, 3.88%, 1/17/23	EUR	100	156,609
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)	USD	185	227,033

			383,642
Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 4.88%, 5/15/44		150	151,526
Covidien International Finance SA, 3.20%, 6/15/22		500	502,931

			654,457
Health Care Providers & Services — 0.1%
McKesson Corp., 4.88%, 3/15/44		300	315,047
Hotels, Restaurants & Leisure — 0.2%
Accor SA, 2.63%, 2/05/21	EUR	500	710,626
Wyndham Worldwide Corp.:
4.25%, 3/01/22	USD	330	339,168
3.90%, 3/01/23		200	200,911

			1,250,705
Industrial Conglomerates — 0.1%
Smiths Group PLC, 4.13%, 5/05/17	EUR	500	737,752
Insurance — 0.2%
AIA Group Ltd., 3.13%, 3/13/23	USD	600	582,000
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	100	160,351
Aviva PLC, 6.13%, 11/14/36 (a)	GBP	100	187,296
NN Group NV, 4.63%, 4/08/44 (a)	EUR	200	286,010
Talanx AG, 3.13%, 2/13/23		100	148,811

			1,364,468
Internet & Catalog Retail — 0.0%
Selecta Group BV, 6.50%, 6/15/20		100	140,360
Internet Software & Services — 0.0%
Baidu, Inc., 2.75%, 6/09/19	USD	200	200,779
IT Services — 0.1%
Computer Sciences Corp., 4.45%, 9/15/22		300	314,562
Leisure Products — 0.1%
Hasbro, Inc., 5.10%, 5/15/44		275	283,946
Mattel, Inc., 5.45%, 11/01/41		200	216,947

			500,893
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		230	268,821

BLACKROCK FUNDS	JUNE 30, 2014	3

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media — 0.1%
Altice SA, 7.25%, 5/15/22	EUR	100	$145,146
Numericable Group SA, 6.00%, 5/15/22 (b)		400	416,000
Time Warner Cable, Inc.:
5.00%, 2/01/20		150	168,091
4.50%, 9/15/42		6	5,841
Viacom, Inc., 5.85%, 9/01/43		200	229,766

			964,844
Metals & Mining — 0.1%
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		82	79,981
MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.55%, 10/28/20		300	301,500

			381,481
Multi-Utilities — 0.1%
Centrica PLC, 6.38%, 3/10/22	GBP	100	202,640
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	311,841

			514,481
Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets PLC, 3.81%, 2/10/24		400	413,261
Enterprise Products Operating LLC:
6.13%, 10/15/39		125	152,243
Series L, 6.30%, 9/15/17		250	288,610
KazMunayGas National Co. JSC, 4.40%, 4/30/23		350	343,893
Orlen Capital AB, 2.50%, 6/30/21	EUR	200	271,146
Vier Gas Transport GmbH, 3.13%, 7/10/23		150	224,770

			1,693,923
Paper & Forest Products — 0.1%
Metsa Board OYJ, 4.00%, 3/13/19		100	142,703
Mondi Finance PLC, 3.38%, 9/28/20		330	488,477

			631,180
Professional Services — 0.1%
Experian Finance PLC, 4.75%, 11/23/18	GBP	400	746,532
Real Estate Investment Trusts (REITs) — 0.1%
Goodman Funding Pty Ltd., 6.38%, 4/15/21 (b)	USD	400	463,228
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		135	148,008

			611,236
Road & Rail — 0.1%
National Express Group PLC, 6.63%, 6/17/20	GBP	400	796,659
Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV, 3.38%, 9/19/23	EUR	200	297,199
TSMC Global Ltd., 1.63%, 4/03/18 (b)	USD	300	295,632

			592,831
Software — 0.0%
Microsoft Corp., 2.63%, 5/02/33	EUR	200	273,816
Specialty Retail — 0.1%
Dixons Retail PLC, 8.75%, 9/15/17	GBP	150	297,782
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	511,467

			809,249

Corporate Bonds	Par (000)		Value
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.85%, 5/06/21	USD	350	$353,015
2.40%, 5/03/23		550	519,579
4.45%, 5/06/44		125	126,658
Oberthur Technologies Holding SAS, 9.25%, 4/30/20	EUR	100	151,045

			1,150,297
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)	USD	800	808,737
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	150	217,342
Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA, 2.50%, 2/27/25		200	271,941
Brisa Concessao Rodoviaria SA, 3.88%, 4/01/21		100	143,147
Manchester Airport Group Funding PLC, 4.75%, 3/31/34	GBP	100	176,311

			591,399
Wireless Telecommunication Services — 0.2%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	500	588,513
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)		950	950,751
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	100	159,362

			1,698,626
Total Corporate Bonds — 8.8%			61,199,485

Foreign Agency Obligations
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	200	215,000
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)		200	209,815
European Financial Stability Facility, 1.50%, 1/22/20	EUR	250	356,189
Hydro-Quebec, 8.40%, 1/15/22	USD	405	536,350
Japan Bank for International Cooperation, 3.00%, 5/29/24		200	202,639
Kreditanstalt Für Wiederaufbau, 0.63%, 2/12/18	EUR	3,920	5,428,387
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	150	159,660
Propertize BV, 0.50%, 2/27/17	EUR	500	688,156
Province of British Columbia, 4.80%, 6/15/21	CAD	350	376,861
Province of Manitoba:
4.30%, 3/01/16		200	197,093
1.75%, 5/30/19	USD	490	487,371
Province of Ontario:
4.30%, 3/08/17	CAD	600	604,605
6.20%, 6/02/31		400	499,077
Province of Quebec:
4.50%, 12/01/19		500	523,780
5.00%, 12/01/41		150	169,661
Total Foreign Agency Obligations — 1.6%			10,654,644

4	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Australia — 0.4%
Commonwealth of Australia:
4.75%, 6/15/16	AUD	1,100	$1,080,810
5.50%, 4/21/23		250	271,973
4.75%, 4/21/27		150	155,631
New South Wales Treasury Corp., 6.00%, 2/01/18		400	415,896
Queensland Treasury Corp., 6.25%, 2/21/20		400	431,858
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	269,274

			2,625,442
Austria — 0.1%
Republic of Austria, 1.65%, 10/21/24	EUR	570	786,986
Belgium — 0.1%
Kingdom of Belgium:
2.60%, 6/22/24		120	177,795
3.75%, 6/22/45		350	572,906

			750,701
Canada — 0.4%
Canada Housing Trust No. 1:
2.75%, 9/15/14	CAD	400	376,136
2.75%, 6/15/16		400	385,905
3.35%, 12/15/20		250	251,160
Government of Canada:
1.75%, 3/01/19		300	283,932
8.00%, 6/01/27		300	455,180
4.00%, 6/01/41		500	574,786
Hydro-Quebec, 5.00%, 2/15/50		100	116,679

			2,443,778
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24	USD	500	515,500
Czech Republic — 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	256,020
Denmark — 0.1%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	3,500	760,814
Finland — 0.1%
Republic of Finland:
1.13%, 9/15/18	EUR	20	28,278
3.50%, 4/15/21		200	320,868
2.00%, 4/15/24		250	359,506

			708,652
France — 0.6%
France Government Bond OAT:
2.25%, 10/25/22		2,410	3,553,983
3.25%, 5/25/45		550	836,819

			4,390,802
Germany — 0.9%
Federal Republic of Germany:
2.25%, 9/04/21		3,000	4,539,764
2.50%, 7/04/44		1,040	1,526,719

			6,066,483
Ireland — 0.1%
Republic of Ireland:
4.50%, 4/18/20		200	323,993
3.40%, 3/18/24		20	29,815

			353,808

Foreign Government Obligations	Par (000)		Value
Israel — 0.0%
State of Israel, 4.25%, 8/31/16	ILS	1,000	$311,951
Italy — 0.7%
Buoni Poliennali Del Tesoro:
3.75%, 9/01/24	EUR	1,400	2,071,206
4.75%, 9/01/28		1,120	1,780,759
4.75%, 9/01/44		700	1,092,740

			4,944,705
Ivory Coast — 0.0%
African Development Bank, 1.63%, 10/02/18	USD	100	100,595
Japan — 4.2%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	514,748
Government of Japan (5 Year):
Series 89, 0.40%, 6/20/15		150,000	1,485,386
Series 102, 0.30%, 12/20/16		430,000	4,266,748
Series 105, 0.20%, 6/20/17		195,000	1,930,940
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		485,000	5,088,308
Series 313, 1.30%, 3/20/21		145,000	1,528,953
Series 323, 0.90%, 6/20/22		290,000	2,976,298
Series 325, 0.80%, 9/20/22		55,000	559,677
Government of Japan (20 Year):
Series 76, 1.90%, 3/20/25		50,000	559,523
Series 94, 2.10%, 3/20/27		290,000	3,317,370
Series 137, 1.70%, 6/20/32		237,000	2,505,100
Series 146, 1.70%, 9/20/33		30,000	312,578
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		100,000	1,150,695
Series 36, 2.00%, 3/20/42		117,000	1,246,187
Government of Japan (40 Year), Series 5, 2.00%, 3/20/52		24,000	251,887
Japan Finance Organization for Municipalities:
2.00%, 5/09/16		100,000	1,021,249
2.13%, 3/06/19 (b)	USD	396	399,271

			29,114,918
Luxembourg — 0.5%
Grand Duchy of Luxembourg, 2.13%, 7/10/23	EUR	2,160	3,152,689
Malaysia — 0.1%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	372,550
Mexico — 0.1%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	614,455
8.30%, 8/15/31	USD	194	284,501

			898,956
Netherlands — 0.6%
Kingdom of the Netherlands:
1.25%, 1/15/19	EUR	1,550	2,200,962
1.75%, 7/15/23		1,480	2,099,731

			4,300,693
New Zealand — 0.0%
Government of New Zealand, 5.00%, 3/15/19	NZD	300	272,680
Norway — 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	126,719

BLACKROCK FUNDS	JUNE 30, 2014	5

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Poland — 0.2%
Republic of Poland:
1.63%, 1/15/19	EUR	400	$563,330
5.13%, 4/21/21	USD	200	225,000
5.00%, 3/23/22		250	277,875

			1,066,205
Russia — 0.0%
Russian Federation, 7.50%, 3/31/30 (c)		164	190,398
Singapore — 0.0%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	286,394
South Africa — 0.0%
Republic of South Africa:
5.50%, 3/09/20	USD	100	109,425
7.00%, 2/28/31	ZAR	3,000	237,597

			347,022
Spain — 0.2%
Kingdom of Spain, 5.15%, 10/31/44	EUR	735	1,213,379
Sweden — 0.2%
Kingdom of Sweden:
3.75%, 8/12/17	SEK	6,000	983,729
3.50%, 6/01/22		1,000	171,788

			1,155,517
Thailand — 0.1%
Kingdom of Thailand:
3.45%, 3/08/19	THB	13,500	419,906
4.85%, 6/17/61		3,000	101,953

			521,859
Turkey — 0.0%
Republic of Turkey, 8.80%, 11/17/18	TRY	600	287,950
United Kingdom — 1.5%
United Kingdom Gilt:
2.75%, 1/22/15	GBP	900	1,559,659
1.75%, 1/22/17		1,500	2,599,303
3.75%, 9/07/19		750	1,392,580
5.00%, 3/07/25		400	824,137
4.25%, 6/07/32		800	1,559,953
4.50%, 12/07/42		930	1,913,668
4.25%, 12/07/55		100	205,522
3.50%, 7/22/68		50	88,328

			10,143,150
Total Foreign Government Obligations — 11.3%			78,467,316

Investment Companies		Shares
Energy Select Sector SPDR Fund		245,658	24,590,366
Financial Select Sector SPDR Fund		1,018,469	23,159,985
iShares 1-3 Year Credit Bond ETF (f)		196,815	20,799,409
Technology Select Sector SPDR Fund		617,693	23,688,527
Total Investment Companies — 13.3%			92,238,287

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.1%
Granite Master Issuer PLC:
Series 2006-2, Class A4, 0.23%, 12/20/54 (a)	USD	564	$559,406
Series 2007-1, Class 5A1, 0.71%, 12/20/54 (a)	GBP	171	290,801

			850,207
Commercial Mortgage-Backed Securities — 0.2%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30	31,805
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		317	338,122
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 6.01%, 7/10/38 (a)		170	177,932
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.62%, 12/12/44 (a)		180	191,260
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40		165	180,397

			919,516
Total Non-Agency Mortgage-Backed Securities — 0.3%			1,769,723

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae, 6.63%, 11/15/30		200	284,028
Federal Home Loan Bank, 5.63%, 6/13/16		890	977,952
Freddie Mac, 1.00%, 7/30/14		1,000	1,000,722
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		49	52,574
Tennessee Valley Authority, 5.25%, 9/15/39		145	175,963

			2,491,239
Mortgage-Backed Securities — 2.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/29 (g)		640	650,100
3.00%, 7/01/29-7/01/44 (g)		1,980	1,982,471
3.50%, 7/01/29-7/01/44 (g)		1,750	1,811,461
4.00%, 7/01/29-7/01/44 (g)		1,840	1,952,821
4.50%, 7/01/44 (g)		950	1,028,821
5.00%, 7/01/44 (g)		540	599,653
5.50%, 7/01/44 (g)		390	436,630
6.00%, 7/01/44 (g)		340	382,978
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/29 (g)		430	436,450
3.00%, 7/01/29-7/01/44 (g)		1,120	1,121,888
3.50%, 7/01/29-7/01/44 (g)		940	971,463
4.00%, 7/01/29-7/01/44 (g)		1,040	1,102,065
4.50%, 7/01/44 (g)		600	649,370
5.00%, 7/01/44 (g)		380	420,613
5.50%, 7/01/44 (g)		300	334,787
6.00%, 7/01/44 (g)		200	224,813

6	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/44 (g)	USD	950	$957,125
3.50%, 7/15/44 (g)		1,210	1,258,306
4.00%, 7/15/44 (g)		920	982,675
4.50%, 7/15/44 (g)		830	903,824
5.00%, 7/15/44 (g)		470	516,424
5.50%, 7/15/44 (g)		170	189,849
6.00%, 7/15/44 (g)		120	134,850

			19,049,437
Total U.S. Government Sponsored Agency Securities — 3.1%			21,540,676

U.S. Treasury Obligations
U.S. Treasury Bonds:
5.25%, 11/15/28		500	640,703
5.38%, 2/15/31		1,000	1,312,969
5.00%, 5/15/37		570	739,931
4.38%, 5/15/41		350	420,766
3.00%, 5/15/42		1,068	1,007,258
U.S. Treasury Notes, 1.00%, 6/30/19		580	562,147
Total U.S. Treasury Obligations — 0.7%			4,683,774
Total Long-Term Investments (Cost — $304,919,306) — 47.5%			329,048,568

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(h)	368,308,547	$368,308,547
Total Short-Term Securities (Cost — $368,308,547) — 53.1%		368,308,547
Total Investments Before Options Written (Cost — $673,227,853*) — 100.6%		697,357,115

Options Written
(Premiums Received — $ 173,275) — (0.0)%		(185,891)
Total Investments Net of Options Written — 100.6%		697,171,224
Liabilities in Excess of Other Assets — (0.6)%		(4,465,493)

Net Assets — 100.0%		$692,705,731

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$673,489,466

Gross unrealized appreciation	$30,105,611
Gross unrealized depreciation	(6,237,962)

Net unrealized appreciation	$23,867,649

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $59,101 and an original cost of $56,451 of its net assets.

BLACKROCK FUNDS	JUNE 30, 2014	7

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares Purchased		Shares/ Beneficial Interest Sold		Shares Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	153,052,516	215,256,031	[1]	—		368,308,547	$368,308,547	$73,895	—
BlackRock Liquidity Series, LLC, Money Market Series	$243,001	—		$243,001	[2]	—	—	$1,650	—
iShares 1-3 Year Credit Bond ETF	196,815	—		—		196,815	$20,799,409	$152,441	—
iShares iBoxx $ High Yield Corporate Bond ETF	127,830	—		127,830		—	—	$56,855	$256,111
iShares MSCI Emerging Markets ETF	—	167,615		167,615		—	—	—	$289,579
iShares MSCI Mexico Capped ETF	161,084	—		161,084		—	—	$18,298	$(462,883)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$5,689,397	$50,875
Deutsche Bank Securities, Inc.	$2,008,836	$11,614
Goldman Sachs & Co.	$5,346,275	$33,793
Morgan Stanley & Co. LLC	$6,004,929	$45,780

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
175	CAC 40 10 Index	NYSE Liffe	July 2014	USD	10,596,330	$(265,591)
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Call Options,
14	Strike Price EUR 146	Eurex	July 2014	USD	24,346	9,575
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Call Options,
23	Strike Price EUR 147	Eurex	July 2014	USD	19,526	(1,337)
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Put Options,
14	Strike Price EUR 146	Eurex	July 2014	USD	4,984	(6,501)
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Put Options,
23	Strike Price EUR 147	Eurex	July 2014	USD	19,211	608
60	IBEX 35 Index	Madrid	July 2014	USD	8,918,664	(119,394)
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Call Options,
5	Strike Price EUR 147	Eurex	August 2014	USD	6,367	6
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Put Options,
5	Strike Price EUR 147	Eurex	August 2014	USD	6,299	(747)
178	Australian Government Bonds (10 Year)	Sydney	September 2014	USD	20,220,711	389,373

8	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
55	DAX Index	Eurex	September 2014	USD	18,563,347	$(155,187)
569	Euro STOXX 50 Index	Eurex	September 2014	USD	25,181,542	(249,952)
13	Euro-Schatz	Eurex	September 2014	USD	1,969,848	547
62	FTSE/MIB Index	Milan	September 2014	USD	9,042,763	(348,350)
367	Nikkei 225 Index	Osaka	September 2014	USD	54,920,488	445,670
11	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	September 2014	USD	1,509,063	22,669
45	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	9,881,719	4,139
12	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	1,433,531	2,053
(7)	Canadian Government Bonds (10 Year)	Montreal	September 2014	USD	892,048	(6,560)
(56)	Euro-Bobl	Eurex	September 2014	USD	9,825,113	(45,193)
(52)	Euro-Bund	Eurex	September 2014	USD	10,467,644	(50,791)
(93)	EUR Currency Futures	Chicago Mercantile	September 2014	USD	15,923,925	(145,138)
(233)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	29,165,047	(101,943)
Total						$(622,044)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	660,000	USD	622,894	Citibank N.A.	7/03/14	$(697)
AUD	660,000	USD	622,941	Goldman Sachs International	7/03/14	(744)
AUD	660,000	USD	622,941	JPMorgan Chase Bank N.A.	7/03/14	(744)
AUD	660,000	USD	622,895	Société Générale	7/03/14	(698)
CAD	1,260,000	USD	1,182,904	Citibank N.A.	7/03/14	(2,175)
CAD	1,255,000	USD	1,178,212	Goldman Sachs International	7/03/14	(2,169)
CAD	1,260,000	USD	1,182,912	JPMorgan Chase Bank N.A.	7/03/14	(2,183)
CAD	1,258,436	USD	1,181,434	Société Générale	7/03/14	(2,170)
CZK	1,175,000	USD	58,608	Citibank N.A.	7/03/14	16
CZK	1,175,000	USD	58,608	Goldman Sachs International	7/03/14	16
CZK	1,175,000	USD	58,608	JPMorgan Chase Bank N.A.	7/03/14	16
CZK	1,175,000	USD	58,607	Société Générale	7/03/14	17
DKK	1,100,000	USD	202,013	Citibank N.A.	7/03/14	16
DKK	1,100,000	USD	202,014	Goldman Sachs International	7/03/14	15
DKK	1,100,000	USD	202,015	JPMorgan Chase Bank N.A.	7/03/14	15
DKK	1,100,000	USD	202,013	Société Générale	7/03/14	17
EUR	13,035,000	USD	17,846,948	Citibank N.A.	7/03/14	2,086
EUR	13,030,000	USD	17,840,148	Goldman Sachs International	7/03/14	2,040
EUR	13,035,000	USD	17,846,948	JPMorgan Chase Bank N.A.	7/03/14	2,086
EUR	13,030,000	USD	17,840,090	Société Générale	7/03/14	2,098
GBP	1,925,000	USD	3,291,436	Citibank N.A.	7/03/14	2,910
GBP	1,930,000	USD	3,299,989	Goldman Sachs International	7/03/14	2,914
GBP	1,925,000	USD	3,291,438	JPMorgan Chase Bank N.A.	7/03/14	2,908
GBP	1,925,000	USD	3,291,434	Société Générale	7/03/14	2,912
ILS	300,000	USD	87,494	Citibank N.A.	7/03/14	(72)
ILS	300,000	USD	87,494	Goldman Sachs International	7/03/14	(72)
ILS	300,000	USD	87,495	JPMorgan Chase Bank N.A.	7/03/14	(72)
ILS	300,000	USD	87,494	Société Générale	7/03/14	(71)

BLACKROCK FUNDS	JUNE 30, 2014	9

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	736,750,000	USD	7,272,672	Citibank N.A.	7/03/14	$100
JPY	736,750,000	USD	7,272,693	Goldman Sachs International	7/03/14	78
JPY	736,750,000	USD	7,272,743	JPMorgan Chase Bank N.A.	7/03/14	28
JPY	736,750,000	USD	7,272,657	Société Générale	7/03/14	114
MXN	2,125,000	USD	163,790	Citibank N.A.	7/03/14	(32)
MXN	2,125,000	USD	163,790	Goldman Sachs International	7/03/14	(32)
MXN	2,125,000	USD	163,790	JPMorgan Chase Bank N.A.	7/03/14	(33)
MXN	2,125,000	USD	163,787	Société Générale	7/03/14	(29)
NOK	1,340,000	USD	218,365	Citibank N.A.	7/03/14	69
NOK	1,335,000	USD	217,551	Goldman Sachs International	7/03/14	68
NOK	1,340,000	USD	218,366	JPMorgan Chase Bank N.A.	7/03/14	68
NOK	1,335,000	USD	217,549	Société Générale	7/03/14	69
NZD	90,000	USD	78,793	Citibank N.A.	7/03/14	(17)
NZD	85,000	USD	74,415	Goldman Sachs International	7/03/14	(16)
NZD	90,000	USD	78,793	JPMorgan Chase Bank N.A.	7/03/14	(17)
NZD	85,000	USD	74,415	Société Générale	7/03/14	(16)
SEK	2,850,000	USD	426,298	Citibank N.A.	7/03/14	233
SEK	2,850,000	USD	426,300	Goldman Sachs International	7/03/14	232
SEK	2,850,000	USD	426,299	JPMorgan Chase Bank N.A.	7/03/14	232
SEK	2,850,000	USD	426,297	Société Générale	7/03/14	234
SGD	100,000	USD	80,215	Citibank N.A.	7/03/14	(16)
SGD	100,000	USD	80,217	Goldman Sachs International	7/03/14	(18)
SGD	100,000	USD	80,216	JPMorgan Chase Bank N.A.	7/03/14	(17)
SGD	100,000	USD	80,215	Société Générale	7/03/14	(16)
THB	3,375,000	USD	104,022	Citibank N.A.	7/03/14	(47)
THB	3,375,000	USD	103,990	Goldman Sachs International	7/03/14	(15)
THB	3,375,000	USD	104,022	JPMorgan Chase Bank N.A.	7/03/14	(47)
THB	3,375,000	USD	103,990	Société Générale	7/03/14	(15)
USD	589,775	AUD	635,000	Barclays Bank PLC	7/03/14	(8,854)
USD	589,775	AUD	635,000	Citibank N.A.	7/03/14	(8,854)
USD	92,878	AUD	100,000	Deutsche Bank AG	7/03/14	(1,394)
USD	589,770	AUD	635,000	HSBC Bank PLC	7/03/14	(8,860)
USD	589,768	AUD	635,000	UBS AG	7/03/14	(8,861)
USD	1,159,500	CAD	1,260,000	Barclays Bank PLC	7/03/14	(21,229)
USD	1,154,886	CAD	1,255,000	Citibank N.A.	7/03/14	(21,157)
USD	1,159,499	CAD	1,260,000	HSBC Bank PLC	7/03/14	(21,230)
USD	1,158,065	CAD	1,258,436	UBS AG	7/03/14	(21,198)
USD	58,319	CZK	1,175,000	Barclays Bank PLC	7/03/14	(305)
USD	58,315	CZK	1,175,000	Citibank N.A.	7/03/14	(309)
USD	58,317	CZK	1,175,000	HSBC Bank PLC	7/03/14	(307)
USD	58,316	CZK	1,175,000	UBS AG	7/03/14	(308)
USD	201,161	DKK	1,100,000	Barclays Bank PLC	7/03/14	(869)
USD	201,163	DKK	1,100,000	Citibank N.A.	7/03/14	(866)
USD	201,165	DKK	1,100,000	HSBC Bank PLC	7/03/14	(864)
USD	201,158	DKK	1,100,000	UBS AG	7/03/14	(871)

10	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,437,799	EUR	12,780,000	Barclays Bank PLC	7/03/14	$(62,060)
USD	17,430,900	EUR	12,775,000	Citibank N.A.	7/03/14	(62,113)
USD	17,437,735	EUR	12,780,000	HSBC Bank PLC	7/03/14	(62,124)
USD	682,233	EUR	500,000	UBS AG	7/03/14	(2,426)
USD	709,084	EUR	520,000	UBS AG	7/03/14	(2,960)
USD	17,430,989	EUR	12,775,000	UBS AG	7/03/14	(62,023)
USD	3,228,158	GBP	1,925,000	Barclays Bank PLC	7/03/14	(66,189)
USD	3,236,533	GBP	1,930,000	Citibank N.A.	7/03/14	(66,370)
USD	3,228,161	GBP	1,925,000	HSBC Bank PLC	7/03/14	(66,185)
USD	3,228,167	GBP	1,925,000	UBS AG	7/03/14	(66,179)
USD	86,344	ILS	300,000	Barclays Bank PLC	7/03/14	(1,079)
USD	86,351	ILS	300,000	Citibank N.A.	7/03/14	(1,072)
USD	86,352	ILS	300,000	HSBC Bank PLC	7/03/14	(1,071)
USD	86,357	ILS	300,000	UBS AG	7/03/14	(1,066)
USD	122,880	JPY	12,500,000	Barclays Bank PLC	7/03/14	(513)
USD	7,211,810	JPY	733,625,000	Barclays Bank PLC	7/03/14	(30,113)
USD	7,211,754	JPY	733,625,000	Citibank N.A.	7/03/14	(30,170)
USD	7,211,839	JPY	733,625,000	HSBC Bank PLC	7/03/14	(30,085)
USD	7,211,846	JPY	733,625,000	UBS AG	7/03/14	(30,078)
USD	164,729	MXN	2,125,000	Barclays Bank PLC	7/03/14	971
USD	164,726	MXN	2,125,000	Citibank N.A.	7/03/14	969
USD	164,730	MXN	2,125,000	HSBC Bank PLC	7/03/14	973
USD	164,729	MXN	2,125,000	UBS AG	7/03/14	972
USD	224,056	NOK	1,340,000	Barclays Bank PLC	7/03/14	5,622
USD	223,219	NOK	1,335,000	Citibank N.A.	7/03/14	5,601
USD	224,057	NOK	1,340,000	HSBC Bank PLC	7/03/14	5,623
USD	223,216	NOK	1,335,000	UBS AG	7/03/14	5,598
USD	76,228	NZD	90,000	Barclays Bank PLC	7/03/14	(2,548)
USD	71,992	NZD	85,000	Citibank N.A.	7/03/14	(2,407)
USD	76,227	NZD	90,000	HSBC Bank PLC	7/03/14	(2,549)
USD	71,992	NZD	85,000	UBS AG	7/03/14	(2,407)
USD	426,422	SEK	2,850,000	Barclays Bank PLC	7/03/14	(109)
USD	426,419	SEK	2,850,000	Citibank N.A.	7/03/14	(112)
USD	426,423	SEK	2,850,000	HSBC Bank PLC	7/03/14	(108)
USD	426,418	SEK	2,850,000	UBS AG	7/03/14	(113)
USD	79,765	SGD	100,000	Barclays Bank PLC	7/03/14	(434)
USD	79,766	SGD	100,000	Citibank N.A.	7/03/14	(433)
USD	79,766	SGD	100,000	HSBC Bank PLC	7/03/14	(433)
USD	79,767	SGD	100,000	UBS AG	7/03/14	(432)
USD	102,584	THB	3,375,000	Barclays Bank PLC	7/03/14	(1,391)
USD	102,406	THB	3,375,000	Citibank N.A.	7/03/14	(1,569)
USD	102,584	THB	3,375,000	HSBC Bank PLC	7/03/14	(1,391)
USD	102,528	THB	3,375,000	UBS AG	7/03/14	(1,447)
USD	70,524	ZAR	750,000	Barclays Bank PLC	7/03/14	40
USD	70,522	ZAR	750,000	Citibank N.A.	7/03/14	39

BLACKROCK FUNDS	JUNE 30, 2014	11

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,529	ZAR	750,000	HSBC Bank PLC	7/03/14	$46
USD	70,525	ZAR	750,000	UBS AG	7/03/14	42
ZAR	750,000	USD	70,485	Citibank N.A.	7/03/14	(2)
ZAR	750,000	USD	70,485	Goldman Sachs International	7/03/14	(2)
ZAR	750,000	USD	70,485	JPMorgan Chase Bank N.A.	7/03/14	(2)
ZAR	750,000	USD	70,485	Société Générale	7/03/14	(2)
MXN	2,300,000	USD	176,860	UBS AG	8/05/14	(52)
USD	621,426	AUD	660,000	Citibank N.A.	8/05/14	831
USD	621,496	AUD	660,000	Goldman Sachs International	8/05/14	901
USD	621,502	AUD	660,000	JPMorgan Chase Bank N.A.	8/05/14	907
USD	621,443	AUD	660,000	Société Générale	8/05/14	848
USD	1,181,938	CAD	1,260,000	Citibank N.A.	8/05/14	2,244
USD	1,177,260	CAD	1,255,000	Goldman Sachs International	8/05/14	2,247
USD	1,181,908	CAD	1,260,000	JPMorgan Chase Bank N.A.	8/05/14	2,214
USD	1,180,484	CAD	1,258,436	Société Générale	8/05/14	2,254
USD	58,626	CZK	1,175,000	Citibank N.A.	8/05/14	(23)
USD	58,627	CZK	1,175,000	Goldman Sachs International	8/05/14	(21)
USD	58,630	CZK	1,175,000	JPMorgan Chase Bank N.A.	8/05/14	(18)
USD	58,627	CZK	1,175,000	Société Générale	8/05/14	(21)
USD	202,046	DKK	1,100,000	Citibank N.A.	8/05/14	(23)
USD	202,048	DKK	1,100,000	Goldman Sachs International	8/05/14	(21)
USD	202,042	DKK	1,100,000	JPMorgan Chase Bank N.A.	8/05/14	(27)
USD	202,047	DKK	1,100,000	Société Générale	8/05/14	(21)
USD	17,849,008	EUR	13,035,000	Citibank N.A.	8/05/14	(2,295)
USD	410,798	EUR	300,000	Deutsche Bank AG	8/05/14	(49)
USD	17,842,187	EUR	13,030,000	Goldman Sachs International	8/05/14	(2,268)
USD	17,848,734	EUR	13,035,000	JPMorgan Chase Bank N.A.	8/05/14	(2,569)
USD	17,842,201	EUR	13,030,000	Société Générale	8/05/14	(2,255)
USD	3,290,578	GBP	1,925,000	Citibank N.A.	8/05/14	(2,874)
USD	3,299,140	GBP	1,930,000	Goldman Sachs International	8/05/14	(2,866)
USD	3,290,549	GBP	1,925,000	JPMorgan Chase Bank N.A.	8/05/14	(2,903)
USD	3,290,597	GBP	1,925,000	Société Générale	8/05/14	(2,855)
USD	7,274,395	JPY	736,750,000	Citibank N.A.	8/05/14	(274)
USD	61,711	JPY	6,250,000	Credit Suisse International	8/05/14	(2)
USD	61,711	JPY	6,250,000	Deutsche Bank AG	8/05/14	(2)
USD	7,274,402	JPY	736,750,000	Goldman Sachs International	8/05/14	(266)
USD	61,711	JPY	6,250,000	HSBC Bank PLC	8/05/14	(2)
USD	7,274,101	JPY	736,750,000	JPMorgan Chase Bank N.A.	8/05/14	(568)
USD	7,274,402	JPY	736,750,000	Société Générale	8/05/14	(266)
USD	61,711	JPY	6,250,000	UBS AG	8/05/14	(1)
USD	177,727	JPY	18,000,000	UBS AG	8/05/14	(5)
USD	163,395	MXN	2,125,000	Citibank N.A.	8/05/14	40
USD	163,407	MXN	2,125,000	Goldman Sachs International	8/05/14	52
USD	163,406	MXN	2,125,000	JPMorgan Chase Bank N.A.	8/05/14	51
USD	163,409	MXN	2,125,000	Société Générale	8/05/14	54

12	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	176,860	MXN	2,300,000	UBS AG	8/05/14	$52
USD	218,095	NOK	1,340,000	Citibank N.A.	8/05/14	(52)
USD	217,284	NOK	1,335,000	Goldman Sachs International	8/05/14	(49)
USD	218,093	NOK	1,340,000	JPMorgan Chase Bank N.A.	8/05/14	(55)
USD	217,283	NOK	1,335,000	Société Générale	8/05/14	(50)
USD	78,555	NZD	90,000	Citibank N.A.	8/05/14	33
USD	74,192	NZD	85,000	Goldman Sachs International	8/05/14	32
USD	78,556	NZD	90,000	JPMorgan Chase Bank N.A.	8/05/14	34
USD	74,193	NZD	85,000	Société Générale	8/05/14	33
USD	426,121	SEK	2,850,000	Citibank N.A.	8/05/14	(237)
USD	426,130	SEK	2,850,000	Goldman Sachs International	8/05/14	(229)
USD	426,114	SEK	2,850,000	JPMorgan Chase Bank N.A.	8/05/14	(244)
USD	426,129	SEK	2,850,000	Société Générale	8/05/14	(230)
USD	80,213	SGD	100,000	Citibank N.A.	8/05/14	14
USD	80,215	SGD	100,000	Goldman Sachs International	8/05/14	16
USD	80,214	SGD	100,000	JPMorgan Chase Bank N.A.	8/05/14	15
USD	80,215	SGD	100,000	Société Générale	8/05/14	15
USD	103,885	THB	3,375,000	Citibank N.A.	8/05/14	77
USD	103,878	THB	3,375,000	Goldman Sachs International	8/05/14	70
USD	103,862	THB	3,375,000	JPMorgan Chase Bank N.A.	8/05/14	53
USD	175,438	THB	5,700,000	JPMorgan Chase Bank N.A.	8/05/14	117
USD	103,830	THB	3,375,000	Société Générale	8/05/14	22
USD	70,096	ZAR	750,000	Citibank N.A.	8/05/14	25
USD	70,100	ZAR	750,000	Goldman Sachs International	8/05/14	29
USD	70,100	ZAR	750,000	JPMorgan Chase Bank N.A.	8/05/14	29
USD	70,099	ZAR	750,000	Société Générale	8/05/14	29
USD	87,454	ILS	300,000	Citibank N.A.	8/06/14	56
USD	87,461	ILS	300,000	Goldman Sachs International	8/06/14	63
USD	87,462	ILS	300,000	JPMorgan Chase Bank N.A.	8/06/14	64
USD	87,464	ILS	300,000	Société Générale	8/06/14	65
USD	2,867,553	GBP	1,700,000	JPMorgan Chase Bank N.A.	8/14/14	(40,740)
USD	3,448,802	JPY	352,159,000	Deutsche Bank AG	9/04/14	(29,117)
AUD	270,000	USD	250,715	Bank of America N.A.	9/11/14	2,534
AUD	285,000	USD	264,514	Citibank N.A.	9/11/14	2,805
AUD	372,000	USD	345,409	Citibank N.A.	9/11/14	3,512
AUD	388,167	USD	361,124	Credit Suisse International	9/11/14	2,961
AUD	217,000	USD	203,791	Deutsche Bank AG	9/11/14	(254)
AUD	57,000	USD	53,205	HSBC Bank PLC	9/11/14	259
AUD	430,000	USD	401,405	HSBC Bank PLC	9/11/14	1,918
AUD	30,000	USD	27,880	JPMorgan Chase Bank N.A.	9/11/14	259
AUD	73,000	USD	68,408	JPMorgan Chase Bank N.A.	9/11/14	63
AUD	270,000	USD	250,968	Royal Bank of Canada	9/11/14	2,281
AUD	57,935	USD	53,868	Westpac Banking Corp.	9/11/14	473
AUD	434,000	USD	405,784	Westpac Banking Corp.	9/11/14	1,291
CAD	286,000	USD	267,229	BNP Paribas S.A.	9/11/14	308

BLACKROCK FUNDS	JUNE 30, 2014	13

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	217,000	USD	201,949	Goldman Sachs International	9/11/14	$1,042
CAD	493,000	USD	459,241	Goldman Sachs International	9/11/14	1,932
CAD	87,000	USD	79,501	Royal Bank of Canada	9/11/14	1,883
CAD	87,000	USD	80,249	Royal Bank of Canada	9/11/14	1,135
CAD	89,000	USD	81,527	Royal Bank of Canada	9/11/14	1,728
CAD	290,000	USD	270,880	Royal Bank of Canada	9/11/14	398
EUR	115,000	USD	156,359	Credit Suisse International	9/11/14	1,154
EUR	20,000	USD	27,195	Deutsche Bank AG	9/11/14	199
EUR	99,000	USD	135,007	Deutsche Bank AG	9/11/14	591
EUR	247,000	USD	338,271	Deutsche Bank AG	9/11/14	39
EUR	802,000	USD	1,091,726	Goldman Sachs International	9/11/14	6,756
EUR	20,000	USD	27,079	HSBC Bank PLC	9/11/14	314
EUR	39,000	USD	52,757	HSBC Bank PLC	9/11/14	661
EUR	40,000	USD	54,469	HSBC Bank PLC	9/11/14	318
EUR	78,000	USD	105,795	HSBC Bank PLC	9/11/14	1,040
EUR	93,000	USD	126,144	HSBC Bank PLC	9/11/14	1,236
EUR	113,000	USD	152,999	HSBC Bank PLC	9/11/14	1,775
EUR	20,000	USD	27,302	JPMorgan Chase Bank N.A.	9/11/14	91
GBP	9,000	USD	15,270	Barclays Bank PLC	9/11/14	123
GBP	64,000	USD	109,369	Barclays Bank PLC	9/11/14	94
GBP	160,000	USD	269,098	Barclays Bank PLC	9/11/14	4,559
GBP	138,000	USD	234,294	Citibank N.A.	9/11/14	1,735
GBP	69,000	USD	117,461	Deutsche Bank AG	9/11/14	554
GBP	24,000	USD	40,719	HSBC Bank PLC	9/11/14	329
GBP	26,000	USD	44,068	HSBC Bank PLC	9/11/14	401
GBP	157,000	USD	263,724	HSBC Bank PLC	9/11/14	4,802
GBP	4,000	USD	6,782	JPMorgan Chase Bank N.A.	9/11/14	59
GBP	110,000	USD	187,014	JPMorgan Chase Bank N.A.	9/11/14	1,125
GBP	138,000	USD	233,820	JPMorgan Chase Bank N.A.	9/11/14	2,209
GBP	151,000	USD	257,343	JPMorgan Chase Bank N.A.	9/11/14	921
GBP	170,000	USD	285,887	JPMorgan Chase Bank N.A.	9/11/14	4,873
GBP	165,000	USD	276,883	Royal Bank of Canada	9/11/14	5,326
GBP	100,000	USD	169,919	State Street Bank and Trust Co.	9/11/14	1,116
GBP	35,000	USD	59,445	Westpac Banking Corp.	9/11/14	417
GBP	70,000	USD	118,841	Westpac Banking Corp.	9/11/14	884
GBP	70,000	USD	118,841	Westpac Banking Corp.	9/11/14	884
JPY	34,450,000	USD	339,639	Citibank N.A.	9/11/14	606
JPY	1,400,000	USD	13,762	Credit Suisse International	9/11/14	65
JPY	13,700,000	USD	134,967	Credit Suisse International	9/11/14	341
JPY	11,850,000	USD	116,976	Deutsche Bank AG	9/11/14	60
JPY	7,500,000	USD	73,417	Goldman Sachs International	9/11/14	657
JPY	11,000,000	USD	108,099	Goldman Sachs International	9/11/14	543
JPY	12,900,000	USD	126,770	HSBC Bank PLC	9/11/14	637
JPY	11,850,000	USD	116,920	JPMorgan Chase Bank N.A.	9/11/14	117
JPY	16,800,000	USD	165,861	JPMorgan Chase Bank N.A.	9/11/14	64

14	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	34,450,000	USD	339,436	JPMorgan Chase Bank N.A.	9/11/14	$809
JPY	18,100,000	USD	177,695	UBS AG	9/11/14	1,070
NOK	327,000	USD	54,488	Credit Suisse International	9/11/14	(1,328)
NOK	317,000	USD	53,060	Deutsche Bank AG	9/11/14	(1,525)
NOK	331,000	USD	55,041	Goldman Sachs International	9/11/14	(1,230)
NOK	220,000	USD	35,769	JPMorgan Chase Bank N.A.	9/11/14	(4)
NOK	1,903,000	USD	309,677	JPMorgan Chase Bank N.A.	9/11/14	(307)
NOK	3,360,000	USD	549,349	JPMorgan Chase Bank N.A.	9/11/14	(3,117)
NZD	135,000	USD	117,272	Credit Suisse International	9/11/14	104
NZD	185,000	USD	159,252	Credit Suisse International	9/11/14	1,597
NZD	136,000	USD	118,124	HSBC Bank PLC	9/11/14	122
NZD	16,000	USD	13,841	JPMorgan Chase Bank N.A.	9/11/14	70
NZD	135,000	USD	117,171	JPMorgan Chase Bank N.A.	9/11/14	206
NZD	371,000	USD	313,000	State Street Bank and Trust Co.	9/11/14	9,568
NZD	29,000	USD	25,155	Westpac Banking Corp.	9/11/14	59
NZD	190,000	USD	163,506	Westpac Banking Corp.	9/11/14	1,691
NZD	205,000	USD	176,508	Westpac Banking Corp.	9/11/14	1,730
NZD	206,000	USD	177,263	Westpac Banking Corp.	9/11/14	1,845
SEK	6,999,000	USD	1,046,705	Barclays Bank PLC	9/11/14	10
SEK	91,000	USD	13,599	BNP Paribas S.A.	9/11/14	10
SEK	89,000	USD	13,423	HSBC Bank PLC	9/11/14	(113)
SEK	89,000	USD	13,357	JPMorgan Chase Bank N.A.	9/11/14	(47)
USD	166,017	AUD	178,000	Credit Suisse International	9/11/14	(940)
USD	67,249	AUD	72,000	Deutsche Bank AG	9/11/14	(284)
USD	70,006	AUD	75,000	HSBC Bank PLC	9/11/14	(341)
USD	118,525	AUD	127,000	HSBC Bank PLC	9/11/14	(596)
USD	256,980	AUD	275,000	HSBC Bank PLC	9/11/14	(959)
USD	187,986	AUD	201,000	Royal Bank of Canada	9/11/14	(544)
USD	189,690	AUD	202,935	Royal Bank of Canada	9/11/14	(655)
USD	242,307	AUD	260,000	State Street Bank and Trust Co.	9/11/14	(1,563)
USD	151,579	AUD	163,000	UBS AG	9/11/14	(1,309)
USD	4,666	AUD	5,000	Westpac Banking Corp.	9/11/14	(24)
USD	9,354	AUD	10,000	Westpac Banking Corp.	9/11/14	(25)
USD	23,244	AUD	24,999	Westpac Banking Corp.	9/11/14	(204)
USD	58,024	AUD	62,000	Westpac Banking Corp.	9/11/14	(130)
USD	116,919	AUD	125,000	Westpac Banking Corp.	9/11/14	(326)
USD	116,990	AUD	125,000	Westpac Banking Corp.	9/11/14	(255)
USD	117,152	AUD	125,000	Westpac Banking Corp.	9/11/14	(93)
USD	126,282	AUD	135,000	Westpac Banking Corp.	9/11/14	(342)
USD	135,597	AUD	145,000	Westpac Banking Corp.	9/11/14	(408)
USD	172,951	AUD	185,000	Westpac Banking Corp.	9/11/14	(572)
USD	175,732	AUD	188,000	Westpac Banking Corp.	9/11/14	(604)
USD	187,030	AUD	200,000	Westpac Banking Corp.	9/11/14	(562)
USD	665,406	CAD	710,000	BNP Paribas S.A.	9/11/14	1,242
USD	1,043,035	CAD	1,141,424	Royal Bank of Canada	9/11/14	(24,703)

BLACKROCK FUNDS	JUNE 30, 2014	15

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	115,815	EUR	85,000	Barclays Bank PLC	9/11/14	$(608)
USD	118,470	EUR	87,000	Barclays Bank PLC	9/11/14	(692)
USD	470,301	EUR	346,000	Barclays Bank PLC	9/11/14	(3,608)
USD	40,873	EUR	30,000	Citibank N.A.	9/11/14	(217)
USD	232,072	EUR	171,000	Citibank N.A.	9/11/14	(2,143)
USD	160,874	EUR	118,000	Credit Suisse International	9/11/14	(748)
USD	353,185	EUR	260,000	Goldman Sachs International	9/11/14	(2,931)
USD	13,564	EUR	10,000	HSBC Bank PLC	9/11/14	(133)
USD	27,269	EUR	20,000	JPMorgan Chase Bank N.A.	9/11/14	(125)
USD	347,932	EUR	256,000	UBS AG	9/11/14	(2,705)
USD	67,984	GBP	40,000	Bank of America N.A.	9/11/14	(430)
USD	16,805	GBP	10,000	Barclays Bank PLC	9/11/14	(299)
USD	151,243	GBP	90,000	Barclays Bank PLC	9/11/14	(2,689)
USD	208,673	GBP	123,000	Barclays Bank PLC	9/11/14	(1,701)
USD	77,143	GBP	46,000	BNP Paribas S.A.	9/11/14	(1,533)
USD	67,172	GBP	40,000	Citibank N.A.	9/11/14	(1,242)
USD	500,433	GBP	298,000	Citibank N.A.	9/11/14	(9,253)
USD	40,730	GBP	24,000	Goldman Sachs International	9/11/14	(318)
USD	54,390	GBP	32,000	HSBC Bank PLC	9/11/14	(341)
USD	68,860	GBP	41,000	HSBC Bank PLC	9/11/14	(1,265)
USD	102,083	GBP	60,000	HSBC Bank PLC	9/11/14	(539)
USD	671,082	GBP	400,000	HSBC Bank PLC	9/11/14	(13,060)
USD	115,552	GBP	68,000	JPMorgan Chase Bank N.A.	9/11/14	(752)
USD	307,878	GBP	181,000	JPMorgan Chase Bank N.A.	9/11/14	(1,696)
USD	551,224	GBP	324,000	JPMorgan Chase Bank N.A.	9/11/14	(2,930)
USD	152,842	GBP	91,000	Royal Bank of Canada	9/11/14	(2,800)
USD	232,411	GBP	137,000	State Street Bank and Trust Co.	9/11/14	(1,908)
USD	68,036	GBP	40,000	Westpac Banking Corp.	9/11/14	(378)
USD	106,465	JPY	10,900,000	Bank of America N.A.	9/11/14	(1,188)
USD	1,072,713	JPY	109,825,000	Bank of America N.A.	9/11/14	(11,972)
USD	97,171	JPY	9,900,000	Barclays Bank PLC	9/11/14	(606)
USD	139,738	JPY	14,300,000	Credit Suisse International	9/11/14	(1,495)
USD	234,564	JPY	23,900,000	Deutsche Bank AG	9/11/14	(1,484)
USD	43,030	JPY	4,400,000	Goldman Sachs International	9/11/14	(427)
USD	108,552	JPY	11,100,000	Goldman Sachs International	9/11/14	(1,077)
USD	107,116	JPY	10,900,000	HSBC Bank PLC	9/11/14	(538)
USD	139,820	JPY	14,300,000	JPMorgan Chase Bank N.A.	9/11/14	(1,414)
USD	243,936	JPY	24,700,000	UBS AG	9/11/14	(13)
USD	370,073	MYR	1,200,000	Citibank N.A.	9/11/14	(1,464)
USD	198,510	NOK	1,185,975	Deutsche Bank AG	9/11/14	5,707
USD	240,766	NZD	280,000	Bank of America N.A.	9/11/14	(2,681)
USD	244,684	NZD	285,000	Citibank N.A.	9/11/14	(3,110)
USD	336,358	NZD	391,000	Citibank N.A.	9/11/14	(3,599)
USD	339,167	NZD	394,576	Credit Suisse International	9/11/14	(3,898)
USD	40,561	NZD	48,000	Deutsche Bank AG	9/11/14	(1,173)

16	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,141	NZD	102,000	Deutsche Bank AG	9/11/14	$(2,543)
USD	138,047	NZD	164,000	HSBC Bank PLC	9/11/14	(4,544)
USD	53,514	NZD	63,000	JPMorgan Chase Bank N.A.	9/11/14	(1,262)
USD	88,647	NZD	105,000	JPMorgan Chase Bank N.A.	9/11/14	(2,646)
USD	65,774	NZD	76,000	Royal Bank of Canada	9/11/14	(305)
USD	236,306	NZD	275,000	Royal Bank of Canada	9/11/14	(2,794)
USD	13,499	NZD	16,000	State Street Bank and Trust Co.	9/11/14	(413)
USD	133,137	SEK	885,000	BNP Paribas S.A.	9/11/14	784
USD	218,040	SEK	1,466,000	BNP Paribas S.A.	9/11/14	(1,203)
USD	13,279	SEK	89,000	Deutsche Bank AG	9/11/14	(31)
USD	13,416	SEK	90,000	Deutsche Bank AG	9/11/14	(43)
USD	18,512	SEK	123,000	Deutsche Bank AG	9/11/14	117
USD	133,658	SEK	888,000	Deutsche Bank AG	9/11/14	856
USD	145,585	SEK	980,000	Goldman Sachs International	9/11/14	(976)
USD	8,597	SEK	57,000	HSBC Bank PLC	9/11/14	73
USD	279,530	TRY	600,000	HSBC Bank PLC	9/11/14	615
Total						$(882,779)

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	124.00	7/25/14	89	$(119,594)
U.S. Treasury Notes (10 Year)	Call	USD	125.00	7/25/14	1	(641)
U.S. Treasury Notes (10 Year)	Call	USD	125.00	8/22/14	31	(27,609)
U.S. Treasury Notes (10 Year)	Put	USD	124.00	7/25/14	89	(15,297)
U.S. Treasury Notes (10 Year)	Put	USD	125.00	7/25/14	1	(469)
U.S. Treasury Notes (10 Year)	Put	USD	125.00	8/22/14	31	(22,281)
Total						$(185,891)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.21%[1]	3-month LIBOR	Chicago Mercantile	9/30/14[2]	5/15/21	USD	12,020	$(73)
2.28%[1]	3-month LIBOR	Chicago Mercantile	9/30/14[2]	5/15/21	USD	420	(1,674)
1.50%[1]	6-month EURIBOR	Chicago Mercantile	9/10/14[2]	8/15/23	EUR	2,200	(39,834)
Total							$(41,581)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	Centrally cleared credit default swaps – buy protection outstanding as of June 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	EUR	890	$3,886

BLACKROCK FUNDS	JUNE 30, 2014	17

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX Future Contract July 2014	TWD	708,783,484	[1]	Deutsche Bank AG	7/16/14	388	$405,939	—	$405,939
KOSPI 200 Future Contract September 2014	KRW	23,760,252,000	[1]	Credit Suisse International	9/11/14	180	(302,681)	—	(302,681)
Total							$103,258	—	$103,258

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,199,853	—	$2,199,853
Common Stocks	$10,290,838	46,003,972	—	56,294,810
Corporate Bonds	—	61,199,485	—	61,199,485
Foreign Agency Obligations	—	10,654,644	—	10,654,644
Foreign Government Obligations	—	78,467,316	—	78,467,316
Investment Companies	92,238,287	—	—	92,238,287
Non-Agency Mortgage-Backed Securities	—	1,769,723	—	1,769,723
U.S. Government Sponsored Agency Securities	—	21,540,676	—	21,540,676
U.S. Treasury Obligations	—	4,683,774	—	4,683,774
Short-Term Securities	368,308,547	—	—	368,308,547
Total	$470,837,672	$226,519,443	—	$697,357,115

18	BLACKROCK FUNDS	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Managed Volatility Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$3,886	—	$3,886
Equity contracts	$445,670	405,939	—	851,609
Foreign currency exchange contracts	—	164,432	—	164,432
Interest rate contracts	428,970	—	—	428,970
Liabilities:
Equity contracts	(1,273,365)	(302,681)	—	(1,576,046)
Foreign currency exchange contracts	(145,138)	(1,047,211)	—	(1,192,349)
Interest rate contracts	(264,072)	(41,581)	—	(305,653)
Total	$(807,935)	$(817,216)	—	$(1,625,151)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,533,000	—	—	$9,533,000
Cash pledged for OTC swaps	980,000	—	—	980,000
Foreign currency at value	4,096,348	—	—	4,096,348
Liabilities:
Bank overdraft	—	$(792,915)	—	(792,915)
Cash received as collateral for swap contracts	—	(100,000)	—	(100,000)
Total	$14,609,348	$(892,915)	—	$13,716,433

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS	JUNE 30, 2014	19

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	August 26, 2014

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